United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/21

Date of Reporting Period: Six months ended 01/31/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
January 31, 2021

Ticker FRFXX

Federated Hermes Capital Reserves Fund
(formerly, Federated Capital Reserves Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.3%
Bank Instruments	23.7%
Variable Rate Instruments	15.0%
Other Repurchase Agreements and Repurchase Agreements	15.9%
U.S. Treasury	4.3%
Asset-Backed Securities	0.8%
Municipals	0.6%
Investment Company	0.6%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%
At January 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	[4]35.8%
8-30 Days	16.6%
31-90 Days	28.4%
91-180 Days	16.6%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight securities comprised 20.7% of the Fund’s portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—39.3%
		Aerospace / Auto—3.2%
$89,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 0.310%—0.471%, 3/12/2021 - 3/22/2021	$88,968,787
10,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 0.250%, 4/26/2021	9,994,167
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.230%, 5/5/2021	49,970,291
		TOTAL	148,933,245
		Banking—20.6%
60,000,000		ABN AMRO Funding, 0.245%, 5/24/2021	59,954,267
60,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 0.230%—0.300%, 3/2/2021 - 6/7/2021	59,976,013
35,000,000		Australia & New Zealand Banking Group, Melbourne, 0.250%, 6/25/2021	34,965,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200%—0.281%, 6/7/2021 - 9/7/2021	59,928,811
54,000,000		COL Commercial Paper FLEX Co., LLC, 0.210%—0.301%, 2/22/2021 - 7/20/2021	53,959,833
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.250%—0.280%, 2/1/2021 - 3/23/2021	79,991,250
40,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 0.220%, 2/18/2021	39,995,845
50,000,000		HSBC USA, Inc., 0.451%, 4/1/2021	49,963,125
32,300,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.190%—0.300%, 2/2/2021 - 4/7/2021	32,297,388
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.240%—0.240%, 2/9/2021	49,997,333
75,000,000		Nationwide Building Society, 0.170%—0.255%, 2/2/2021 - 2/26/2021	74,997,190
87,000,000		Ridgefield Funding Company, LLC Series A, 0.230%—0.250%, 2/16/2021 - 2/17/2021	86,991,048
30,000,000		Royal Bank of Canada, New York Branch, 0.280%, 11/19/2021	29,932,100
165,000,000		Societe Generale, Paris, 0.210%—0.300%, 2/5/2021 - 7/20/2021	164,854,733
20,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.250%, 4/8/2021	19,990,833
50,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 0.220%—0.250%, 3/1/2021 - 4/9/2021	49,988,503
		TOTAL	947,783,272
		Chemicals—3.3%
150,000,000		BASF SE, 0.160%—0.250%, 3/22/2021 - 3/31/2021	149,947,125
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Electric Power—2.6%
$4,180,000		Avangrid, Inc., 0.270%, 2/4/2021	$4,179,906
115,000,000		Duke Energy Corp., 0.240%—0.260%, 2/1/2021 - 2/12/2021	114,994,058
		TOTAL	119,173,964
		Finance - Commercial—1.6%
70,916,000		Atlantic Asset Securitization LLC, 0.210%—0.240%, 2/2/2021 - 3/29/2021	70,906,318
		Finance - Retail—8.0%
230,000,000		Barton Capital S.A., 0.180%—0.280%, 2/18/2021 - 6/24/2021	229,933,701
70,000,000		Chariot Funding LLC, 0.190%—0.220%, 3/1/2021 - 5/21/2021	69,971,856
15,000,000		Old Line Funding, LLC, 0.290%, 7/6/2021	14,981,271
30,000,000		Sheffield Receivables Company LLC, 0.230%, 3/18/2021	29,991,375
25,000,000		Starbird Funding Corp., 0.220%, 4/5/2021	24,990,375
		TOTAL	369,868,578
		TOTAL COMMERCIAL PAPER	1,806,612,502
		CERTIFICATES OF DEPOSIT—23.7%
80,000,000		Bank of Montreal, 0.250%, 3/22/2021	80,000,000
20,000,000		Canadian Imperial Bank of Commerce, 0.270%, 1/4/2022	20,000,000
225,000,000		Landesbank Baden-Wurttemberg, 0.230%—0.250%, 2/16/2021 - 4/27/2021	225,000,000
100,000,000		Landesbank Hessen-Thuringen, 0.090%—0.100%, 2/1/2021 - 2/4/2021	100,000,000
115,000,000		Mizuho Bank Ltd., 0.230%, 2/16/2021 - 2/18/2021	115,000,000
140,465,000		MUFG Bank Ltd., 0.190%—0.250%, 2/26/2021 - 7/28/2021	140,513,333
25,000,000		Royal Bank of Canada, 0.300%, 12/1/2021	25,000,000
205,000,000		Sumitomo Mitsui Banking Corp., 0.240%—0.270%, 3/3/2021 - 5/5/2021	205,000,000
115,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.080%—0.250%, 2/5/2021 - 4/14/2021	115,000,000
65,000,000		Toronto Dominion Bank, 0.450%—0.500%, 5/13/2021 - 6/16/2021	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,090,513,333
	[2]	NOTES-VARIABLE—15.0%
		Banking—12.9%
30,000,000		Bank of Montreal, 0.280% (Secured Overnight Financing Rate +0.240%), 2/1/2021	30,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.260% (Secured Overnight Financing Rate +0.220%), 2/1/2021	9,999,101
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 0.190%, 2/4/2021	9,200,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$67,210,000		Byron H. Rubin as Trustee of the Gerald J. Rubin Special Trust No. 1, UAD June 23, 2016, (Comerica Bank LOC), 0.190%, 2/4/2021	$67,210,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 0.190%, 2/4/2021	35,080,000
16,025,000		Catholic Health Initiatives, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 0.420%, 2/4/2021	16,025,000
2,445,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.470%, 2/4/2021	2,445,000
25,000,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 0.080%, 2/4/2021	25,000,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.370%, 2/3/2021	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	6,750,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	9,590,000
2,525,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/5/2021	2,525,000
5,355,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.150%, 2/4/2021	5,355,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	23,445,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.190%, 2/4/2021	3,405,000
27,400,000		New Jersey EDA, Taxable Muni Funding Trust (Series 2019-014) VRDNs, (Barclays Bank plc LOC), 0.420%, 2/4/2021	27,400,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	11,255,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	30,565,000
50,000,000		Royal Bank of Canada, New York Branch, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	50,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.190%, 2/4/2021	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.190%, 2/4/2021	13,875,000
6,145,000		Taxable Municipal Funding Trust 2020-001, Barclays Taxable Muni Funding Trust (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 0.420%, 2/4/2021	6,145,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$6,600,000		Taxable Municipal Funding Trust 2020-008, (Series 2020-008) VRDNs, (Barclays Bank plc LOC), 0.420%, 2/4/2021	$6,600,000
33,170,000		Taxable Municipal Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 0.420%, 2/4/2021	33,170,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 0.190%, 2/3/2021	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.190%, 2/4/2021	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.190%, 2/4/2021	9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	7,145,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.190%, 2/4/2021	6,680,000
35,000,000		Toronto Dominion Bank, 0.400% (Effective Fed Funds +0.320%), 2/1/2021	35,000,000
30,000,000		Toronto Dominion Bank, 0.512% (3-month USLIBOR +0.300%), 4/27/2021	30,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.190%, 2/4/2021	7,305,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 0.190%, 2/4/2021	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.250%, 2/4/2021	13,000,000
		TOTAL	594,019,101
		Electric Power—0.7%
32,000,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.120%, 2/4/2021	32,000,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 0.150%, 2/4/2021	3,935,000
7,660,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 0.150%, 2/4/2021	7,660,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 0.150%, 2/4/2021	6,060,000
		TOTAL	17,655,000
		Metals—1.0%
45,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 0.120%, 2/3/2021	45,000,000
		TOTAL NOTES-VARIABLE	688,674,101
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—8.8%
$356,000,000	Interest in $1,650,000,000 joint repurchase agreement, 0.04% dated 1/29/2021 under which Barclays Bank Plc will repurchase the securities provided as collateral for $1,650,005,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury with various maturities to 5/15/2048 and the market value of those underlying securities was $1,683,005,618.	$356,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 0.06% dated 1/29/2021 under which BMO Harris Bank will repurchase the securities provided as collateral for $200,001,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 2/25/2036 and the market value of those underlying securities was $206,353,078.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	406,000,000
	OTHER REPURCHASE AGREEMENTS—7.1%
10,000,000	Repurchase agreement, 0.48% dated 12/10/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $10,008,000 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities and corporate bonds with various maturities to 2/1/2055 and the market value of those underlying securities was $10,208,161.	10,000,000
35,000,000	Interest in $50,000,000 joint repurchase agreement, 0.27% dated 1/29/2021 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $50,001,125 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury with various maturities to 11/15/2026 and the market value of those underlying securities was $51,001,231.	35,000,000
50,000,000	Repurchase agreement, 0.593% dated 11/17/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $50,150,721 on 5/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were sovereign debt securities with various maturities to 10/12/2110 and the market value of those underlying securities was $51,224,902.	50,000,000
70,000,000	Repurchase agreement, 0.643% dated 11/17/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $70,228,801 on 5/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities and corporate bonds with various maturities to 1/31/2044 and the market value of those underlying securities was $71,438,325.	70,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 0.17% dated 1/29/2021 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,000,708 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds with various maturities to 7/15/2097 and the market value of those underlying securities was $51,000,001.	$50,000,000
10,000,000	Interest in $30,000,000 joint repurchase agreement, 0.56% dated 9/4/2020 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $30,096,600 on 3/30/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 5/7/2053 and the market value of those underlying securities was $30,628,560.	10,000,000
25,000,000	Repurchase agreement, 0.43% dated 1/29/2021 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $25,000,896 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury with various maturities to 11/15/2028 and the market value of those underlying securities was $25,500,945.	25,000,000
25,000,000	Repurchase agreement, 0.63% dated 1/7/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,038,500 on 4/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri- party agent, were Convertible bonds with various maturities to 1/15/2025 and the market value of those underlying securities was $25,511,610.	25,000,000
50,000,000	Repurchase agreement, 0.17% dated 1/29/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,708 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 10/8/2030 and the market value of those underlying securities was $51,001,346.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	325,000,000
	U.S. TREASURY—4.3%
75,000,000	United States Treasury Bill, 0.085%, 5/6/2021	74,983,354
25,000,000	United States Treasury Bill, 0.087%, 4/27/2021	24,994,835
100,000,000	United States Treasury Bill, 0.115%, 3/4/2021	99,989,990
	TOTAL U.S. TREASURY	199,968,179
	ASSET-BACKED SECURITIES—0.8%
	Finance - Automotive—0.3%
6,748,933	Enterprise Fleet Financing LLC 2020-2, Class A1, 0.239%, 10/20/2021	6,748,933
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Finance - Automotive—continued
$5,371,722	Westlake Automobile Receivables Trust 2020-3, Class A1, 0.206%, 10/15/2021	$5,371,722
	TOTAL	12,120,655
	Finance - Equipment—0.5%
5,484,585	BCC Funding XVII LLC Equipment Contract Backed Notes, Series 2020-1, Class A1, 0.309%, 10/20/2021	5,484,585
17,670,309	Dell Equipment Finance Trust 2020-2, Class A1, 0.314%, 9/22/2021	17,670,309
	TOTAL	23,154,894
	TOTAL ASSET-BACKED SECURITIES	35,275,549
	NOTES-MUNICIPAL—0.6%
30,000,000	Commonwealth of Massachusetts, (Series B) RANs, 0.230%, 5/20/2021	30,000,000
	INVESTMENT COMPANY—0.6%
26,997,500	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	27,000,102
	TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[4]	4,609,043,766
	OTHER ASSETS AND LIABILITIES—(0.2)%[5]	(8,979,836)
	TOTAL NET ASSETS—100%	$4,600,063,930
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2020	$27,000,100
Purchases at Cost	$5,003
Proceeds from Sales	$(5,003)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$2
Value as of 01/31/2021	$27,000,102
Shares Held as of 01/31/2021	26,997,500
Dividend Income	$16,923
Semi-Annual Shareholder Report
8

1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
RANs	—Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[1]	0.007	0.016	0.007	0.001	—
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.007	0.016	0.007	0.001	0.000[1]
Less Distributions:
Distributions from net income	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)	—
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.68%	1.58%	0.75%	0.10%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.28%[6]	0.94%	1.02%	1.02%	0.92%	0.52%
Net investment income	0.01%[6]	0.65%	0.58%	0.70%	0.08%	0.00%
Expense waiver/ reimbursement[7]	0.88%[6]	0.28%	0.19%	0.19%	0.30%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,600,064	$4,312,748	$4,030,191	$4,220,884	$6,951,890	$11,562,657
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 0.28% for the six months ended January 31, 2021 and was 0.94%, 1.02%, 1.02%, 0.92%, and 0.52% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2021 (unaudited)
Assets:
Investment in securities, at value including $27,000,102 of investment in an affiliated holding*	$3,878,043,766
Investments in other repurchase agreements and repurchase agreements	731,000,000
Investment in securities, at amortized cost and fair value		$4,609,043,766
Income receivable		1,664,186
Receivable for shares sold		9,869
Income receivable from an affiliated holding		1,642
TOTAL ASSETS		4,610,719,463
Liabilities:
Bank overdraft	6,447,932
Payable for investments purchased	3,281,483
Payable for transfer agent fees	380,676
Payable for other service fees (Notes 2 and 4)	49,961
Payable for administrative fee (Note 4)	29,597
Payable for investment adviser fee (Note 4)	5,456
Payable for Directors’/Trustees’ fees (Note 4)	1,370
Accrued expenses (Note 4)	459,058
TOTAL LIABILITIES		10,655,533
Net assets for 4,600,078,334 shares outstanding		$4,600,063,930
Net Assets Consists of:
Paid-in capital		$4,600,065,779
Total distributable earnings (loss)		(1,849)
TOTAL NET ASSETS		$4,600,063,930
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,600,063,930 ÷ 4,600,078,334 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2021 (unaudited)
Investment Income:
Interest			$6,545,390
Dividends received from an affiliated holding*			16,923
TOTAL INCOME			6,562,313
Expenses:
Investment adviser fee (Note 4)		$4,465,530
Administrative fee (Note 4)		1,741,233
Custodian fees		76,573
Transfer agent fees		2,241,494
Directors’/Trustees’ fees (Note 4)		9,897
Auditing fees		11,493
Legal fees		4,870
Distribution services fee (Note 4)		12,280,208
Other service fees (Note 2)		4,595,638
Portfolio accounting fees		86,216
Share registration costs		366,567
Printing and postage		160,549
Miscellaneous (Notes 4)		20,188
TOTAL EXPENSES		26,060,456
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(3,023,172)
Waiver of other operating expenses (Note 2 and 4)	(16,698,091)
Reduction of custodian fees (Note 5)	(179)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(19,721,442)
Net expenses			6,339,014
Net investment income			223,299
Net realized gain on investments			6,995
Change in net assets resulting from operations			$230,294
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$223,299	$27,076,477
Net realized gain	6,995	12,213
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	230,294	27,088,690
Distributions to Shareholders	(223,299)	(27,113,973)
Share Transactions:
Proceeds from sale of shares	967,774,778	1,976,943,371
Net asset value of shares issued to shareholders in payment of distributions declared	219,681	26,473,971
Cost of shares redeemed	(680,685,203)	(1,720,835,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	287,309,256	282,581,656
Change in net assets	287,316,251	282,556,373
Net Assets:
Beginning of period	4,312,747,679	4,030,191,306
End of period	$4,600,063,930	$4,312,747,679
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $19,721,442 is disclosed in various locations in this Note 2, 4 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, unaffiliated third-party financial intermediaries waived $4,595,638 of other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2021	Year Ended 7/31/2020
Shares sold	967,774,778	1,976,943,371
Shares issued to shareholders in payment of distributions declared	219,681	26,473,971
Shares redeemed	(680,685,203)	(1,720,835,686)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	287,309,256	282,581,656
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $3,002,212 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $20,960.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, FSC waived $12,102,453 of its fees. For the six months ended January 31, 2021, FSC retained $28,239 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2021, the Fund’s expenses were reduced by $179 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period
Actual	$1,000	$1,000.00	$[1]1.41
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.79	$[2]1.43
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Capital Reserves Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CAPITAL RESERVES FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
(formerly, Federated Government Reserves Fund)
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	40.0%
U.S. Treasury Securities	35.6%
U.S. Government Agency Securities	23.3%
Other Assets and Liabilities—Net[2]	1.1%
TOTAL	100%
At January 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	[4]59.5%
8-30 Days	10.7%
31-90 Days	10.8%
91-180 Days	14.3%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	1.1%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 45.3% of the fund’s portfolio.
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1

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—23.3%
$28,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	$27,995,558
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	49,995,276
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	15,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	20,000,000
65,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	65,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	15,000,000
21,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.120%), 2/1/2021	21,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.145%), 2/1/2021	20,000,000
14,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.195% (Effective Fed Funds +0.125%), 2/1/2021	13,999,934
37,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.180%), 2/1/2021	37,000,000
34,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.210%), 2/1/2021	34,700,000
55,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.300%), 2/1/2021	55,000,000
55,000,000		Federal Farm Credit System, 0.080% - 0.090%, 12/3/2021 - 12/21/2021	54,983,534
194,250,000	[2]	Federal Home Loan Bank System Discount Notes, 0.099% - 0.450%, 2/19/2021 - 5/19/2021	194,183,810
79,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.020%), 2/1/2021	79,000,000
30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.035%), 2/1/2021	30,000,000
90,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	90,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.050%), 2/1/2021	55,000,000
36,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.099% (1-month USLIBOR -0.030%), 2/16/2021	36,700,000
198,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	198,000,000
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2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$47,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	$47,000,000
95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	95,000,000
106,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.080%), 2/1/2021	106,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.085%), 2/1/2021	25,000,000
44,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.090%), 2/1/2021	44,600,000
25,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	25,300,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% (1-month USLIBOR +0.020%), 2/19/2021	50,000,000
42,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.115%), 2/1/2021	42,000,000
60,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.120%), 2/1/2021	60,000,000
33,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.168% (1-month USLIBOR +0.040%), 2/17/2021	33,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.135%), 2/1/2021	20,000,000
39,650,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.150%), 2/1/2021	39,650,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	35,000,000
45,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	45,000,000
414,640,000		Federal Home Loan Bank System, 0.090% - 0.150%, 3/3/2021 - 10/26/2021	414,632,534
60,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	60,000,000
70,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	70,000,000
21,300,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.090%), 2/1/2021	21,300,000
13,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	13,250,000
55,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.270%), 2/1/2021	55,000,000
26,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	26,000,000
25,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.190%), 2/1/2021	24,996,670
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$26,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	$26,000,000
20,800,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.220%), 2/1/2021	20,800,000
30,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	30,000,000
53,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.270%), 2/1/2021	53,000,000
39,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.290%), 2/1/2021	39,500,000
36,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.310%), 2/1/2021	36,000,000
50,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.320%), 2/1/2021	50,000,000
28,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.430% (Secured Overnight Financing Rate +0.390%), 2/1/2021	28,000,000
		TOTAL GOVERNMENT AGENCIES	2,748,587,316
		U.S. TREASURY—35.6%
70,000,000	[2]	United States Treasury Bill, 0.085%, 5/11/2021	69,983,637
105,000,000	[2]	United States Treasury Bill, 0.090%, 5/4/2021	104,975,850
60,000,000	[2]	United States Treasury Bill, 0.090%, 5/13/2021	59,984,850
60,000,000	[2]	United States Treasury Bill, 0.090%, 5/18/2021	59,984,100
75,000,000	[2]	United States Treasury Bill, 0.090%, 6/15/2021	74,974,875
100,000,000	[2]	United States Treasury Bill, 0.090%, 6/22/2021	99,964,750
110,000,000	[2]	United States Treasury Bill, 0.090%, 6/24/2021	109,960,675
130,000,000	[2]	United States Treasury Bill, 0.090%, 6/29/2021	129,951,900
75,000,000	[2]	United States Treasury Bill, 0.090%, 7/8/2021	74,970,563
80,000,000	[2]	United States Treasury Bill, 0.090%, 7/15/2021	79,967,200
100,000,000	[2]	United States Treasury Bill, 0.095%, 6/1/2021	99,968,333
25,000,000	[2]	United States Treasury Bill, 0.095%, 7/22/2021	24,988,719
85,000,000	[2]	United States Treasury Bill, 0.100%, 2/11/2021	84,997,639
85,000,000	[2]	United States Treasury Bill, 0.100%, 3/2/2021	84,993,153
175,000,000	[2]	United States Treasury Bill, 0.100%, 7/1/2021	174,927,083
49,300,000	[2]	United States Treasury Bill, 0.105%, 3/9/2021	49,294,824
50,000,000	[2]	United States Treasury Bill, 0.105%, 4/13/2021	49,989,646
33,000,000	[2]	United States Treasury Bill, 0.110%, 5/6/2021	32,990,522
65,000,000	[2]	United States Treasury Bill, 0.110%, 12/2/2021	64,939,622
240,000,000	[2]	United States Treasury Bill, 0.115%, 3/4/2021	239,976,233
43,000,000	[2]	United States Treasury Bill, 0.115%, 3/30/2021	42,992,170
190,000,000	[2]	United States Treasury Bill, 0.115%, 4/15/2021	189,955,693
85,000,000	[2]	United States Treasury Bill, 0.115%, 4/22/2021	84,978,278
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$125,000,000	[2]	United States Treasury Bill, 0.120%, 2/9/2021	$124,996,667
96,000,000	[2]	United States Treasury Bill, 0.120%, 2/16/2021	95,995,200
325,000,000	[2]	United States Treasury Bill, 0.120%, 2/25/2021	324,974,000
35,000,000	[2]	United States Treasury Bill, 0.120%, 3/18/2021	34,994,750
240,000,000	[2]	United States Treasury Bills, 0.070% - 0.125%, 3/11/2021	239,973,136
134,400,000	[2]	United States Treasury Bills, 0.090% - 0.100%, 5/20/2021	134,362,957
170,000,000	[2]	United States Treasury Bills, 0.095% - 0.120%, 2/4/2021	169,998,477
120,000,000	[2]	United States Treasury Bills, 0.100% - 0.110%, 2/23/2021	119,992,055
150,000,000	[2]	United States Treasury Bills, 0.105% - 0.120%, 2/18/2021	149,992,208
75,500,000	[1]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	75,499,998
60,000,000	[1]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	60,000,000
50,000,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	49,999,824
11,500,000	[1]	United States Treasury Floating Rate Notes, 0.234% (91-day T-Bill +0.154%), 2/2/2021	11,500,000
28,000,000	[1]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	28,006,638
20,000,000		United States Treasury Note, 2.000%, 12/31/2021	20,346,710
50,800,000		United States Treasury Note, 2.125%, 5/31/2021	51,134,336
34,800,000		United States Treasury Note, 2.250%, 2/15/2021	34,818,317
47,000,000		United States Treasury Note, 2.250%, 4/30/2021	47,240,825
35,000,000		United States Treasury Note, 2.375%, 3/15/2021	35,077,863
37,000,000		United States Treasury Note, 2.375%, 4/15/2021	37,149,059
39,000,000		United States Treasury Note, 2.625%, 5/15/2021	39,273,681
12,000,000		United States Treasury Note, 2.625%, 7/15/2021	12,137,042
50,000,000		United States Treasury Note, 2.875%, 11/15/2021	51,083,061
31,800,000		United States Treasury Notes, 1.125% - 2.500%, 2/28/2021	31,817,709
60,000,000		United States Treasury Notes, 1.250% - 1.500%, 10/31/2021	60,571,884
74,500,000		United States Treasury Notes, 1.500% - 2.000%, 8/31/2021	75,174,703
		TOTAL U.S. TREASURY	4,205,821,415
		REPURCHASE AGREEMENTS—40.0%
300,000,000		Repurchase agreement, 0.060% dated 1/29/2021 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $300,001,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/16/2061 and the market value of those underlying securities was $308,123,407.	300,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,104,000,000	Interest in $1,650,000,000 joint repurchase agreement, 0.040% dated 1/29/2021 under which Barclays Bank PLC will repurchase the securities provided as collateral for $1,650,005,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,683,005,618.	$1,104,000,000
45,000,000	Repurchase agreement, 0.040% dated 1/29/2021 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $45,000,150 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2047 and the market value of those underlying securities was $45,900,255.	45,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 0.060% dated 1/29/2021 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,001,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/25/2036 and the market value of those underlying securities was $206,353,078.	150,000,000
42,276,000	Interest in $46,000,000 joint repurchase agreement, 0.060% dated 1/29/2021 under which BNP Paribas SA will repurchase the securities provided as collateral for $46,000,230 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/1/2051 and the market value of those underlying securities was $46,920,235.	42,276,000
350,000,000	Repurchase agreement, 0.100% dated 12/17/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $350,059,306 on 2/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2043 and the market value of those underlying securities was $357,045,623.	350,000,000
281,800,000	Interest in $400,000,000 joint repurchase agreement, 0.040% dated 1/29/2021 under which Bank of America Securities, Inc will repurchase the securities provided as collateral for $400,001,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/15/2025 and the market value of those underlying securities was $408,001,423.	281,800,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$206,525,000	Interest in $2,000,000,000 joint repurchase agreement, 0.060% dated 1/29/2021 under which Bank of America Securities, Inc will repurchase the securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/20/2070 and the market value of those underlying securities was $2,047,899,667.	$206,525,000
150,000,000	Repurchase agreement, 0.100% dated 1/20/2021 under which Bank of America Securities, Inc will repurchase the securities provided as collateral for $150,013,750 on 2/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 1/20/2051 and the market value of those underlying securities was $153,004,676.	150,000,000
500,000,000	Repurchase agreement, 0.070% dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,334,444 on 2/11/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 9/20/2050 and the market value of those underlying securities was $510,003,874.	500,000,000
350,000,000	Repurchase agreement, 0.110% dated 1/19/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $350,423,500 on 2/18/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/15/2047 and the market value of those underlying securities was $360,514,260.	350,000,000
500,000,000	Repurchase agreement, 0.040% dated 1/29/2021 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 11/5/2027 and the market value of those underlying securities was $510,000,073.	500,000,000
25,000,000	Repurchase agreement, 0.050% dated 1/29/2021 under which HSBC Securities (USA), Inc will repurchase the securities provided as collateral for $25,000,104 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/1/2050 and the market value of those underlying securities was $25,500,000.	25,000,000
200,000,000	Repurchase agreement, 0.060% dated 1/29/2021 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,001,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 5/15/2021 and the market value of those underlying securities was $204,894,580.	200,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$25,000,000	Repurchase agreement, 0.060% dated 1/29/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,000,125 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 4/30/2023 and the market value of those underlying securities was $25,500,202.	$25,000,000
500,000,000	Repurchase agreement, 0.060% dated 1/29/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $500,002,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S Treasury Securities with various maturities to 2/1/2051 and the market value of those underlying securities was $510,003,429	500,000,000
	TOTAL REPURCHASE AGREEMENTS	4,729,601,000
	TOTAL INVESTMENT IN SECURITIES—98.9% (AT AMORTIZED COST)[3]	11,684,009,731
	OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	124,107,814
	TOTAL NET ASSETS—100%	$11,808,117,545
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.61%	1.47%	0.56%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.64%	0.87%	0.87%	0.65%	0.40%
Net investment income	0.01%[6]	0.54%	1.48%	0.54%	0.02%	0.00%
Expense waiver/reimbursement[7]	0.85%[6]	0.41%	0.14%	0.15%	0.37%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,416	$150,878	$103,120	$73,428	$87,623	$89,786
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio ratios are 0.16% for the six months ended January 31, 2020 and 0.64%, 0.87% 0.87%, 0.65% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.011	0.002	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.011	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.011)	(0.002)	—	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.36%	1.07%	0.23%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.95%	1.27%	1.19%	0.65%	0.40%
Net investment income	0.01%[6]	0.40%	1.07%	0.20%	0.00%	0.00%
Expense waiver/reimbursement[7]	1.22%[6]	0.43%	0.11%	0.17%	0.74%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,054	$1,139	$1,682	$2,024	$3,252	$5,892
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio are 0.16% for the six months ended January 31, 2021 and 0.95%, 1.27%, 1.19%, 0.65% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.011	0.002	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.011	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.011)	(0.002)	—	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.38%	1.08%	0.23%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.69%	1.26%	1.20%	0.68%	0.40%
Net investment income	0.01%[6]	0.22%	1.09%	0.19%	0.00%	0.00%
Expense waiver/reimbursement[7]	1.17%[6]	0.65%	0.08%	0.16%	0.69%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,784	$8,299	$4,505	$6,007	$9,963	$10,783
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.16% for the six months ended January 31, 2021 and 0.69%, 1.26%, 1.20%, 0.68% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.61%	1.47%	0.56%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.62%	0.87%	0.87%	0.62%	0.40%
Net investment income	0.01%[6]	0.53%	1.49%	0.54%	0.02%	0.00%
Expense waiver/reimbursement[7]	0.84%[6]	0.42%	0.16%	0.16%	0.42%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,870	$1,743	$1,556	$1,071	$1,524	$3,066
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio are 0.16% for the six months ended January 31, 2021 and 0.62%, 0.87%, 0.87%, 0.62% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.52%	1.32%	0.41%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.72%	1.02%	1.02%	0.66%	0.31%
Net investment income	0.01%[6]	0.47%	1.31%	0.40%	0.00%	0.00%
Expense waiver/reimbursement[7]	1.04%[6]	0.48%	0.18%	0.18%	0.54%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,637,993	$10,706,195	$8,069,420	$8,626,983	$10,580,501	$12,639,013
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.16% for the six months ended January 31, 2021 and 0.72%, 1.02%, 1.02%, 0.66%, and 0.31% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities	$6,954,408,731
Investments in repurchase agreements	4,729,601,000
Investment in securities, at amortized cost and fair value		$11,684,009,731
Cash		122,892
Receivable for investments sold		226,300,000
Income receivable		4,082,959
Receivable for shares sold		760,296
TOTAL ASSETS		11,915,275,878
Liabilities:
Payable for investments purchased	105,679,174
Payable for shares redeemed	541,182
Payable for administrative fee (Note 4)	75,709
Payable for investment adviser fee (Note 4)	3,292
Payable for other service fees (Notes 2 and 4)	472
Accrued expenses (Note 4)	858,504
TOTAL LIABILITIES		107,158,333
Net assets for 11,808,114,247 shares outstanding		$11,808,117,545
Net Assets Consists of:
Paid-in capital		$11,808,113,118
Total distributable earnings		4,427
TOTAL NET ASSETS		$11,808,117,545
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14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($159,416,172 ÷ 159,416,108 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($1,054,014 ÷ 1,054,014 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($7,784,273 ÷ 7,784,272 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,870,404 ÷ 1,870,403 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($11,637,992,682 ÷ 11,637,989,450 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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15

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest			$9,771,782
Expenses:
Investment adviser fee (Note 4)		$11,404,009
Administrative fee (Note 4)		4,446,293
Custodian fees		191,269
Transfer agent fees (Notes 2 and 4)		5,701,980
Directors’/Trustees’ fees (Note 4)		25,420
Auditing fees		11,493
Legal fees		5,353
Distribution services fee (Note 4)		31,290,997
Other service fees (Notes 2 and 4)		14,153,255
Portfolio accounting fees		97,237
Share registration costs		451,258
Printing and postage		321,590
Miscellaneous (Note 4)		20,625
TOTAL EXPENSES		68,120,779
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(7,893,243)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(51,025,222)
Reduction of custodian fees (Note 5)	(316)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(58,918,781)
Net expenses			9,201,998
Net investment income			569,784
Net realized gain on investments			4,427
Change in net assets resulting from operations			$574,211
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$569,784	$45,625,238
Net realized gain	4,427	24,216
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	574,211	45,649,454
Distributions to Shareholders:
Class A Shares	(7,727)	(694,231)
Class B Shares	(54)	(5,236)
Class C Shares	(435)	(17,672)
Class F Shares	(96)	(9,320)
Class P Shares	(583,880)	(44,898,751)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(592,192)	(45,625,210)
Share Transactions:
Proceeds from sale of shares	3,888,541,681	8,572,744,710
Net asset value of shares issued to shareholders in payment of distributions declared	578,206	44,341,265
Cost of shares redeemed	(2,949,238,142)	(5,929,139,320)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	939,881,745	2,687,946,655
Change in net assets	939,863,764	2,687,970,899
Net Assets:
Beginning of period	10,868,253,781	8,180,282,882
End of period	$11,808,117,545	$10,868,253,781
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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18

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $58,918,781 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$15,883	$(4,887)	$(9,397)
Class B Shares	443	(431)	—
Class C Shares	1,609	(769)	(751)
Class F Shares	264	(100)	(145)
Class P Shares	5,683,781	(1,790,790)	(3,773,777)
TOTAL	$5,701,980	$(1,796,977)	$(3,784,070)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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20

For the six months ended January 31, 2021, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Class A Shares	$ 194,201	$(300)	$(193,901)
Class B Shares	1,307	(1,307)	—
Class C Shares	10,175	—	(10,175)
Class F Shares	2,187	(8)	(2,179)
Class P Shares	13,945,385	—	(13,945,385)
TOTAL	$14,153,255	$(1,615)	$(14,151,640)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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21

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	55,634,363	$55,634,363	151,172,174	$151,172,174
Shares issued to shareholders in payment of distributions declared	7,583	7,583	678,625	678,625
Shares redeemed	(47,103,210)	(47,103,210)	(104,093,265)	(104,093,265)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,538,736	$8,538,736	47,757,534	$47,757,534

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	293,212	$293,212	938,157	$938,157
Shares issued to shareholders in payment of distributions declared	51	51	5,210	5,210
Shares redeemed	(378,603)	(378,603)	(1,486,180)	(1,486,180)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(85,340)	$(85,340)	(542,813)	$(542,813)

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,903,364	$3,903,364	20,152,713	$20,152,713
Shares issued to shareholders in payment of distributions declared	431	431	17,553	17,553
Shares redeemed	(4,418,922)	(4,418,922)	(16,375,485)	(16,375,485)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(515,127)	$(515,127)	3,794,781	$3,794,781
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22

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	391,354	$391,354	1,304,633	$1,304,633
Shares issued to shareholders in payment of distributions declared	68	68	5,873	5,873
Shares redeemed	(263,656)	(263,656)	(1,123,997)	(1,123,997)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	127,766	$127,766	186,509	$186,509

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	3,828,319,388	$3,828,319,388	8,399,177,033	$8,399,177,033
Shares issued to shareholders in payment of distributions declared	570,073	570,073	43,634,004	43,634,004
Shares redeemed	(2,897,073,751)	(2,897,073,751)	(5,806,060,393)	(5,806,060,393)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	931,815,710	$931,815,710	2,636,750,644	$2,636,750,644
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	939,881,745	$939,881,745	2,687,946,655	$2,687,946,655
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $7,893,243 of its fee and voluntarily reimbursed $1,796,977 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$ 353,381	$(353,305)
Class B Shares	3,920	(3,919)
Class C Shares	31,590	(31,590)
Class F Shares	4,356	(4,356)
Class P Shares	30,897,750	(30,897,750)
TOTAL	$31,290,997	$(31,290,920)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $3,610, $1,685 and $7 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $1,307 and reimbursed $1,615 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2021, the Fund’s expenses were reduced by $316 under these arrangements.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.10	$[2]0.81
Class B Shares	$1,000.00	$1,000.10	$[3]0.81
Class C Shares	$1,000.00	$1,000.10	$[4]0.81
Class F Shares	$1,000.00	$1,000.10	$[5]0.81
Class P Shares	$1,000.00	$1,000.10	$[6]0.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,024.40	$[2]0.82
Class B Shares	$1,000.00	$1,024.40	$[3]0.82
Class C Shares	$1,000.00	$1,024.40	$[4]0.82
Class F Shares	$1,000.00	$1,024.40	$[5]0.82
Class P Shares	$1,000.00	$1,024.40	$[6]0.82
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.16%
Class B Shares	0.16%
Class C Shares	0.16%
Class F Shares	0.16%
Class P Shares	0.16%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Reserves Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT RESERVES FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX
	Administrative | GOEXX	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX	Premier | GOFXX
Advisor | GOVXX

Federated Hermes Government Obligations Fund
(formerly, Federated Government Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Investment Type	Percentage of Total Net Assets
U.S. Treasury Securities	39.8%
U.S. Government Agency Securities	25.1%
Repurchase Agreements	31.6%
Other Assets and Liabilities—Net[2]	3.5%
TOTAL	100%

1	See the Fund’s prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.8%
8-30 Days	13.9%
31-90 Days	11.7%
91-180 Days	14.3%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	3.5%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES— 25.1%
$ 223,000,000	[1]	Federal Farm Credit System Discount Notes, 0.140% - 0.440%, 2/24/2021 - 7/28/2021	$222,900,992
377,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	376,961,974
17,600,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	17,598,337
405,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	405,700,000
145,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	145,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.070%), 2/1/2021	100,000,000
508,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	508,200,000
97,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.080%), 2/1/2021	97,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	100,000,000
128,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.195% (Effective Fed Funds +0.125%), 2/1/2021	127,999,395
395,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.180%), 2/1/2021	395,000,000
714,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.300%), 2/1/2021	714,000,000
502,700,000		Federal Farm Credit System, 0.080% - 0.090%, 12/3/2021 - 12/21/2021	502,575,741
2,094,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.114% - 0.600%, 2/19/2021 - 4/1/2021	2,093,081,805
287,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.035%), 2/1/2021	287,000,000
650,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.050%), 2/1/2021	650,000,000
400,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	400,000,000
925,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (1-month USLIBOR -0.030%), 2/16/2021 - 2/24/2021	925,000,000
742,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	742,000,000
540,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	540,000,000
925,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	925,750,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$1,168,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.080%), 2/1/2021	$1,168,500,000
472,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.085%), 2/1/2021	472,210,017
575,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.090%), 2/1/2021	575,000,000
185,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	185,000,000
349,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.149% (1-month USLIBOR +0.020%), 2/19/2021	349,500,000
447,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.115%), 2/1/2021	447,750,000
679,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.120%), 2/1/2021	679,400,000
405,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.168% (1-month USLIBOR +0.040%), 2/17/2021	405,800,000
200,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.135%), 2/1/2021	200,000,000
476,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.150%), 2/1/2021	476,000,000
344,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	344,006,120
652,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	652,500,000
2,386,120,000		Federal Home Loan Bank System, 0.090% - 2.375%, 3/3/2021 - 10/26/2021	2,387,051,627
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	565,000,000
627,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	627,000,000
304,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.090%), 2/1/2021	304,000,000
144,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.150%), 2/1/2021	143,952,506
156,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	156,000,000
853,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.270%), 2/1/2021	853,500,000
27,747,000		Federal Home Loan Mortgage Corp. Notes, 2.375%, 2/16/2021	27,772,161
302,250,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	302,250,000
518,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.180%), 2/1/2021	518,000,000
330,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.190%), 2/1/2021	329,956,045
333,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	333,800,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 820,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.220%), 2/1/2021	$820,000,000
59,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	59,000,000
657,300,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.270%), 2/1/2021	657,300,000
200,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.290%), 2/1/2021	200,000,000
455,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.310%), 2/1/2021	455,500,000
666,050,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.320%), 2/1/2021	666,105,835
311,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.430% (Secured Overnight Financing Rate +0.390%), 2/1/2021	311,000,000
273,382,000	[2]	Housing and Urban Development Floating Rate Notes, 0.437% (3-month USLIBOR +0.200%), 2/1/2021	273,382,000
		TOTAL GOVERNMENT AGENCIES	26,222,004,555
		U.S. TREASURIES— 39.8%
		U.S. Treasury Bills—34.4%
3,019,202,500	[1]	United States Treasury Bills, 0.070% - 0.125%, 3/11/2021	3,018,849,593
550,000,000	[1]	United States Treasury Bills, 0.085%, 5/11/2021	549,871,438
865,000,000	[1]	United States Treasury Bills, 0.085% - 0.110%, 5/6/2021	864,776,032
950,000,000	[1]	United States Treasury Bills, 0.090%, 5/4/2021	949,781,500
666,700,000	[1]	United States Treasury Bills, 0.090%, 5/18/2021	666,523,324
822,100,000	[1]	United States Treasury Bills, 0.090%, 5/25/2021	821,867,757
420,000,000	[1]	United States Treasury Bills, 0.090%, 6/17/2021	419,857,200
1,072,000,000	[1]	United States Treasury Bills, 0.090%, 6/22/2021	1,071,622,120
1,180,000,000	[1]	United States Treasury Bills, 0.090%, 6/29/2021	1,179,563,400
894,200,000	[1]	United States Treasury Bills, 0.090%, 7/8/2021	893,849,026
815,400,000	[1]	United States Treasury Bills, 0.090%, 7/15/2021	815,065,686
579,500,000	[1]	United States Treasury Bills, 0.090% - 0.092%, 6/24/2021	579,290,525
1,416,000,000	[1]	United States Treasury Bills, 0.090% - 0.100%, 5/20/2021	1,415,608,049
521,000,000	[1]	United States Treasury Bills, 0.095%, 2/4/2021	520,995,875
937,000,000	[1]	United States Treasury Bills, 0.095%, 6/1/2021	936,703,283
317,000,000	[1]	United States Treasury Bills, 0.095%, 7/22/2021	316,856,953
1,038,450,000	[1]	United States Treasury Bills, 0.100%, 3/2/2021	1,038,366,347
1,051,450,000	[1]	United States Treasury Bills, 0.100%, 7/1/2021	1,051,011,893
1,355,000,000	[1]	United States Treasury Bills, 0.100% - 0.110%, 2/23/2021	1,354,910,471
1,020,370,000	[1]	United States Treasury Bills, 0.100% - 0.120%, 2/11/2021	1,020,340,962
552,000,000	[1]	United States Treasury Bills, 0.105%, 3/9/2021	551,942,040
170,000,000	[1]	United States Treasury Bills, 0.105%, 4/1/2021	169,970,746
541,775,000	[1]	United States Treasury Bills, 0.105%, 4/13/2021	541,662,807
271,400,000	[1]	United States Treasury Bills, 0.110%, 5/13/2021	271,316,243
Semi-Annual Shareholder Report
5

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Bills—34.4%
$ 710,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	$709,340,490
883,000,000	[1]	United States Treasury Bills, 0.111% - 0.120%, 2/18/2021	882,951,026
3,048,000,000	[1]	United States Treasury Bills, 0.115%, 3/4/2021	3,047,698,163
1,549,000,000	[1]	United States Treasury Bills, 0.120%, 2/9/2021	1,548,958,693
3,900,000,000	[1]	United States Treasury Bills, 0.120%, 2/25/2021	3,899,687,998
471,150,000	[1]	United States Treasury Bills, 0.120%, 3/18/2021	471,079,327
1,220,000,000	[1]	United States Treasury Bills, 0.120% - 0.125%, 2/16/2021	1,219,937,958
225,000,000	[1]	United States Treasury Bills, 0.140%, 10/7/2021	224,782,999
1,111,000,000	[2]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	1,111,006,283
530,000,000	[2]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	530,000,000
703,500,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	703,487,327
125,800,000	[2]	United States Treasury Floating Rate Notes, 0.234% (91-day T-Bill +0.154%), 2/2/2021	125,800,000
374,000,000	[2]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	374,223,668
		TOTAL	35,869,557,202
		U.S. Treasury Bonds—0.1%
100,000,000		United States Treasury Bonds, 8.125%, 5/15/2021	102,284,654
		U.S. Treasury Notes—5.3%
414,250,000		United States Treasury Notes, 1.125% - 2.500%, 2/28/2021	414,531,251
590,000,000		United States Treasury Notes, 1.250%, 10/31/2021	595,010,826
311,731,000		United States Treasury Notes, 1.250% - 2.250%, 3/31/2021	312,466,793
706,250,000		United States Treasury Notes, 1.375% - 2.250%, 4/30/2021	709,487,897
118,000,000		United States Treasury Notes, 1.500%, 8/31/2021	118,928,934
100,000,000		United States Treasury Notes, 1.500%, 11/30/2021	101,155,991
184,000,000		United States Treasury Notes, 2.000%, 12/31/2021	187,189,730
300,000,000		United States Treasury Notes, 2.125%, 5/31/2021	301,952,446
150,000,000		United States Treasury Notes, 2.125%, 8/15/2021	151,619,493
402,500,000		United States Treasury Notes, 2.250%, 2/15/2021	402,711,008
208,500,000		United States Treasury Notes, 2.375%, 3/15/2021	209,047,591
767,200,000		United States Treasury Notes, 2.375%, 4/15/2021	770,306,156
156,000,000		United States Treasury Notes, 2.625%, 7/15/2021	157,781,549
516,000,000		United States Treasury Notes, 2.625% - 3.125%, 5/15/2021	519,957,685
575,000,000		United States Treasury Notes, 2.875%, 11/15/2021	587,474,263
		TOTAL	5,539,621,613
		TOTAL U.S. TREASURIES	41,511,463,469
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— 31.6%
$ 615,000,000	Interest in $675,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $675,003,375 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2050 and the market value of those underlying securities was $692,586,420.	$615,000,000
1,000,000,000	Repurchase agreement 0.05%, dated 1/29/2021 under which Australia & New Zealand Banking Group, Melbourne, will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $1,024,746,978.	1,000,000,000
1,047,195,000	Interest in $1,200,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,200,006,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2050 and the market value of those underlying securities was $1,224,006,121.	1,047,195,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.11%, dated 12/17/2020 under which Bank of Montreal will repurchase securities provided as collateral for $250,068,750 on 3/17/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $255,035,842.	200,000,000
75,000,000	Interest in $100,000,000 joint repurchase agreement 0.11%, dated 1/6/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,027,500 on 4/6/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $102,008,926.	75,000,000
350,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $350,001,167 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/30/2024 and the market value of those underlying securities was $357,001,281.	350,000,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,083,333 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,085,100.	700,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 250,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/12/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,041,667 on 2/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2051 and the market value of those underlying securities was $510,042,500.	$250,000,000
650,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,250,006,250 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2071 and the market value of those underlying securities was $1,282,188,966.	650,000,000
699,000,000	Interest in $1,950,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,950,006,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $1,989,006,630.	699,000,000
100,000,000	Repurchase agreement 0.05%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,000,417 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $102,000,445.	100,000,000
1,793,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,793,008,965 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2022 and the market value of those underlying securities was $1,828,869,145.	1,793,000,000
1,500,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,500,007,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2069 and the market value of those underlying securities was $1,530,007,654.	1,500,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 3/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,013,623.	1,000,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 600,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.10%, dated 12/17/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,150,194,861 on 2/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,173,149,892.	$600,000,000
350,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $350,001,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2051 and the market value of those underlying securities was $357,001,785.	350,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/22/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,044,444 on 2/23/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $510,014,167.	300,000,000
500,000,000	Repurchase agreement 0.10%, dated 1/25/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,041,667 on 2/24/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $510,009,917.	500,000,000
970,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/8/2021 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $2,000,172,222 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,175,668.	970,000,000
1,000,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2070 and the market value of those underlying securities was $1,020,077,764.	1,000,000,000
1,250,000,000	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,023,819 on 2/11/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2050 and the market value of those underlying securities was $1,785,013,473.	1,250,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 650,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.11%, dated 1/19/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,105,417 on 2/18/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2050 and the market value of those underlying securities was $1,173,046,645.	$650,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Credit Agricole Corporate and Investment Bank, will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $1,020,003,460.	300,000,000
525,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Credit Agricole Corporate and Investment Bank, will repurchase securities provided as collateral for $1,000,086,111 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $1,020,079,431.	525,000,000
500,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $500,002,500 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 4/15/2021 and the market value of those underlying securities was $509,994,064.	500,000,000
1,000,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2027 and the market value of those underlying securities was $1,020,000,012.	1,000,000,000
3,200,000,545	Repurchase agreement 0.06%, dated 1/29/2021 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $3,200,016,545 on 2/1/2021. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $3,264,847,944.	3,200,000,545
100,000,000	Repurchase agreement 0.05%, dated 1/29/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,000,417 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $102,000,000.	100,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 390,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $390,001,300 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $398,215,878.	$390,000,000
650,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,031,697,114.	650,000,000
100,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,000,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2051 and the market value of those underlying securities was $102,000,510.	100,000,000
1,000,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2025 and the market value of those underlying securities was $1,020,000,018.	1,000,000,000
450,002,300	Repurchase agreement 0.04%, dated 1/29/2021 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,003,800 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $462,159,101.	450,002,300
122,358,000	Interest in $315,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $315,001,575 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $321,301,608.	122,358,000
500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,001,704.	500,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$1,590,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	$1,590,000,000
900,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $900,003,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $918,003,149.	900,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,068,889 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,020,006,868.	500,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,379,167 on 4/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,530,119,035.	1,000,000,000
1,250,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $2,500,012,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2069 and the market value of those underlying securities was $2,550,000,001.	1,250,000,000
132,000,000	Interest in $300,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Pershing LLC will repurchase securities provided as collateral for $300,001,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2070 and the market value of those underlying securities was $306,034,361.	132,000,000
325,914,242	Repurchase agreement 0.08%, dated 1/29/2021 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $325,916,415 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2048 and the market value of those underlying securities was $332,510,859.	325,914,242
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 136,042,250	Repurchase agreement 0.07%, dated 1/29/2021 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $136,043,044 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $138,932,926.	$136,042,250
750,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2050 and the market value of those underlying securities was $2,040,016,807.	750,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $1,017,287,540.	300,000,000
750,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $750,002,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 8/15/2024 and the market value of those underlying securities was $765,002,651.	750,000,000
842,134,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	842,134,000
75,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $75,000,375 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2051 and the market value of those underlying securities was $76,501,064.	75,000,000
	TOTAL REPURCHASE AGREEMENTS	32,987,646,337
	TOTAL INVESTMENT IN SECURITIES—96.5% (AT AMORTIZED COST)[3]	100,721,114,361
	OTHER ASSETS AND LIABILITIES - NET—3.5%[4]	3,606,779,006
	TOTAL NET ASSETS—100%	$104,327,893,367
Semi-Annual Shareholder Report
13

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights – Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,				Period Ended 7/31/2016[2]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.012	0.012	0.003	0.001	0.000[3]
Net realized gain (loss)	0.000[3]	(0.001)	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.000[3]	0.011	0.012	0.003	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.011)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	—	(0.000)[3]	(0.000)[3]	—
Total Distributions	(0.000)[3]	(0.011)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	1.12%	1.23%	0.31%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses[6]	0.16%[7]	0.17%	1.15%	1.11%	0.68%	0.42%[7]
Net investment income	0.02%[7]	0.74%	1.21%	0.24%	0.01%	0.01%[7]
Expense waiver/reimbursement[8]	0.14%[7]	0.14%	0.13%	0.17%	0.58%	0.85%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,875,962	$7,328,261	$3,307	$2,365	$5,259	$11

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.013	0.001	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.013	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.09%	2.17%	1.26%	0.47%	0.13%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.19%	0.19%	0.19%	0.18%	0.19%
Net investment income	0.01%[4]	0.97%	2.15%	1.24%	0.47%	0.13%
Expense waiver/ reimbursement[5]	0.16%[4]	0.15%	0.14%	0.15%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,035,588	$29,928,127	$23,667,498	$23,308,693	$26,390,917	$23,378,298

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.019	0.010	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.019	0.010	0.001[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.91%	1.94%	1.03%	0.23%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.38%	0.42%	0.41%	0.42%	0.30%
Net investment income	0.01%[4]	0.83%	1.93%	1.02%	0.23%	0.01%
Expense waiver/ reimbursement[5]	0.37%[4]	0.17%	0.13%	0.13%	0.15%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,196,517	$12,300,069	$10,249,258	$7,828,028	$8,078,425	$7,620,524

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,		Period Ended 7/31/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.009	0.019	0.009
Net realized gain (loss)	(0.005)	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.000[2]	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	—	(0.000)[2]	—	—
Total Distributions	(0.000)[2]	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net Expenses[4]	0.20%[5]	0.41%	0.45%	0.45%[5]
Net investment income	0.01%[5]	0.89%	1.97%	1.23%[5]
Expense waiver/reimbursement[6]	0.38%[5]	0.18%	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$271	$253,981	$176,438	$12,413

1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]	0.000[1,2]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
Total Distributions	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.63%	1.51%	0.60%	0.03%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.17%[5]	0.64%	0.84%	0.84%	0.60%	0.39%
Net investment income	0.01%[5]	0.61%	1.51%	0.60%	0.03%	0.01%
Expense waiver/reimbursement[6]	0.77%[5]	0.34%	0.13%	0.13%	0.38%	0.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$692,335	$599,710	$534,565	$494,899	$474,014	$610,317

1	Represents less than $0.001.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.54%	1.35%	0.39%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.71%	1.00%	1.05%	0.59%	0.32%
Net investment income	0.01%[4]	0.48%	1.35%	0.31%	0.01%	0.01%
Expense waiver/reimbursement[5]	1.00%[4]	0.47%	0.18%	0.18%	0.64%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,531	$349,935	$259,284	$96,724	$203,670	$350,278

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.020	0.011	0.001	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.020	0.011	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.99%	2.05%	1.14%	0.36%	0.06%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.30%	0.30%	0.30%	0.29%	0.25%
Net investment income	0.01%[4]	0.94%	2.04%	1.15%	0.38%	0.06%
Expense waiver/reimbursement[5]	0.26%[4]	0.14%	0.13%	0.13%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,999,190	$3,454,165	$3,399,696	$3,078,850	$2,568,978	$995,373

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.017	0.008	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.007	0.017	0.008	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.73%	1.67%	0.76%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.54%	0.69%	0.68%	0.56%	0.30%
Net investment income	0.01%[4]	0.66%	1.71%	0.74%	0.09%	0.01%
Expense waiver/reimbursement[5]	0.66%[4]	0.29%	0.13%	0.13%	0.25%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,658,132	$3,303,066	$2,472,153	$597,348	$1,255,471	$1,080,216

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.022	0.013	0.001	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.022	0.013	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)	(0.002)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.14%	2.21%	1.29%	0.51%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.14%	0.16%
Net investment income	0.03%[4]	0.96%	2.20%	1.28%	0.52%	0.20%
Expense waiver/ reimbursement[5]	0.13%[4]	0.14%	0.13%	0.13%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,828,424	$76,682,858	$42,873,211	$29,053,580	$27,271,620	$11,385,203

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020	Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.011	0.012
Net realized gain (loss)	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.000[2]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.012)
Distributions from net realized gains	—	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%[5]
Net investment income	0.03%[5]	0.81%	2.29%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$743,943	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$32,987,646,337
Investment in securities	67,733,468,024
Investment in securities, at amortized cost	100,721,114,361
Cash	4,656,913,448
Income receivable	48,868,473
Receivable for investments sold	6,000,000
Receivable for shares sold	40,653,390
Total Assets	105,473,549,672
Liabilities:
Payable for investments purchased	1,061,549,437
Payable for shares redeemed	79,739,949
Income distribution payable	534,986
Payable for investment adviser fee (Note 4)	366,086
Payable for administrative fee (Note 4)	669,949
Payable for other service fees (Notes 2 and 4)	46,295
Accrued expenses (Note 4)	2,749,603
Total Liabilities	1,145,656,305
Net assets for 104,327,650,194 shares outstanding	$104,327,893,367
Net Assets Consist of:
Paid-in capital	$104,327,668,869
Total distributable earnings (loss)	224,498
Total Net Assets	$104,327,893,367
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$7,875,962,175 ÷ 7,875,943,823 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$22,035,588,284 ÷ 22,035,536,915 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,196,516,690 ÷ 12,196,488,261 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$271,328 ÷ 271,327 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$692,334,923 ÷ 692,333,310 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$297,531,188 ÷ 297,530,495 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,999,190,281 ÷ 2,999,183,249 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,658,131,551 ÷ 3,658,123,028 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$53,828,423,762 ÷ 53,828,298,342 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$743,943,185 ÷ 743,941,444 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$114,324,542
Expenses:
Investment adviser fee (Note 4)	124,141,330
Administrative fee (Note 4)	48,391,328
Custodian fees	1,777,262
Transfer agent fees (Note 2)	2,268,274
Directors’/Trustees’ fees (Note 4)	305,931
Auditing fees	14,263
Legal fees	5,261
Portfolio accounting fees	199,374
Distribution services fee (Note 4)	6,513,556
Other service fees (Notes 2 and 4)	30,443,983
Printing and postage	345,748
Miscellaneous (Note 4)	123,970
TOTAL EXPENSES	214,530,280
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(82,288,572)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(33,633,779)
TOTAL WAIVERS AND REIMBURSEMENTS	(115,922,351)
Net expenses	98,607,929
Net investment income	15,716,613
Net realized gain on investments	59,266
Change in net assets resulting from operations	$15,775,879
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,716,613	$1,084,213,997
Net realized gain (loss)	59,266	1,437,883
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,775,879	1,085,651,880
Distributions to Shareholders:
Select Shares	(816,613)	(37,993,083)
Institutional Shares	(1,992,787)	(286,535,688)
Service Shares	(684,258)	(107,207,632)
Administrative Shares	(5,719)	(2,629,456)
Cash II Shares	(35,940)	(3,376,746)
Cash Series Shares	(18,083)	(1,444,914)
Capital Shares	(179,715)	(32,682,492)
Trust Shares	(186,876)	(19,803,749)
Premier Shares	(12,361,346)	(586,013,108)
Advisor Shares	(165,244)	(6,389,301)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,446,581)	(1,084,076,169)
Share Transactions:
Proceeds from sale of shares	355,464,221,582	766,198,188,250
Proceeds from shares issued in connection with the tax- free transfer of assets from PNC Government Money Market Fund	—	9,483,150,229
Net asset value of shares issued to shareholders in payment of distributions declared	6,979,742	415,005,995
Cost of shares redeemed	(386,431,484,068)	(724,800,195,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,960,282,744)	51,296,149,053
Change in net assets	(30,960,953,446)	51,297,724,764
Net Assets:
Beginning of period	135,288,846,813	83,991,122,049
End of period	$104,327,893,367	$135,288,846,813
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Government Money Market Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Select Shares.
Semi-Annual Shareholder Report
29

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,483,150,229	$9,483,150,229	$105,367,217,265	$114,850,367,494
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$1,147,838,495
Net realized and unrealized gain on investments	1,511,016
Net increase in net assets resulting from operations	$1,149,349,511
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation
Semi-Annual Shareholder Report
30

methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses
Semi-Annual Shareholder Report
31

are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $115,922,351 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Select Shares	$26,157	$—	$—
Institutional Shares	90,558	—	(83)
Service Shares	874,564	—	(284,149)
Administrative Shares	299	—	—
Cash II Shares	189,283	—	(118,593)
Cash Series Shares	67,359	—	(36,353)
Capital Shares	11,316	—	—
Trust Shares	763,571	—	(425,949)
Premier Shares	241,860	(468)	—
Advisor Shares	3,307	—	—
TOTAL	$2,268,274	$(468)	$(865,127)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
Semi-Annual Shareholder Report
32

voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Select Shares	$703,165	$(9,766)	$(293,434)
Institutional Shares	6,241,156	(1,030,793)	(2,671,169)
Service Shares	15,558,629	(1,270,885)	(13,486,153)
Administrative Shares	22,433	—	(22,433)
Cash II Shares	823,047	—	(823,047)
Cash Series Shares	409,700	(133)	(409,567)
Capital Shares	2,428,285	(178,492)	(1,873,023)
Trust Shares	4,257,568	—	(4,257,568)
TOTAL	$30,443,983	$(2,490,069)	$(23,836,394)
For the six months ended January 31, 2021, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Trust applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
33

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Select Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	6,016,861,040	$6,016,861,040	8,626,409,532	$8,626,417,143
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	6,795,016,726	6,795,016,726
Shares issued to shareholders in payment of distributions declared	24,563	24,563	2,565,980	2,565,980
Shares redeemed	(5,469,152,915)	(5,469,152,915)	(8,099,088,264)	(8,099,088,264)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	547,732,688	$547,732,688	7,324,903,974	$7,324,911,585
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	71,698,964,177	$71,698,964,178	211,827,888,435	$211,827,933,531
Shares issued to shareholders in payment of distributions declared	704,096	704,096	100,763,565	100,763,565
Shares redeemed	(79,592,056,634)	(79,592,056,634)	(205,668,413,479)	(205,668,413,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,892,388,361)	$(7,892,388,360)	6,260,238,521	$6,260,283,617
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,813,324,309	$16,813,324,309	36,354,238,413	$36,354,238,413
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	2,688,133,493	2,688,133,493
Shares issued to shareholders in payment of distributions declared	217,240	217,240	39,433,902	39,433,902
Shares redeemed	(16,917,039,435)	(16,917,039,435)	(37,031,159,296)	(37,031,201,151)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(103,497,886)	$(103,497,886)	2,050,646,512	$2,050,604,657
Semi-Annual Shareholder Report
34

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	78,258,233	$78,258,233	444,342,022	$444,342,022
Shares issued to shareholders in payment of distributions declared	122	122	—	—
Shares redeemed	(331,966,181)	(331,966,181)	(366,802,489)	(366,806,281)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(253,707,826)	$(253,707,826)	77,539,533	$77,535,741
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	684,398,772	$684,398,773	1,277,635,750	$1,277,635,750
Shares issued to shareholders in payment of distributions declared	35,737	35,737	3,320,412	3,320,412
Shares redeemed	(591,806,847)	(591,806,848)	(1,215,819,655)	(1,215,819,814)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	92,627,662	$92,627,662	65,136,507	$65,136,348
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	937,504,878	$937,504,878	2,071,520,153	$2,071,521,083
Shares issued to shareholders in payment of distributions declared	17,889	17,889	1,437,519	1,437,519
Shares redeemed	(989,925,157)	(989,925,157)	(1,982,310,542)	(1,982,310,542)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(52,402,390)	$(52,402,390)	90,647,130	$90,648,060
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,285,292,716	$5,285,292,716	12,562,484,759	$12,562,484,759
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	10	10
Shares issued to shareholders in payment of distributions declared	122,158	122,158	19,279,895	19,279,895
Shares redeemed	(5,740,373,259)	(5,740,373,259)	(12,527,346,143)	(12,527,354,552)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(454,958,385)	$(454,958,385)	54,418,521	$54,410,112
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,910,308,750	$3,910,308,749	5,695,640,892	$5,695,640,892
Shares issued to shareholders in payment of distributions declared	164,994	164,994	17,088,583	17,088,583
Shares redeemed	(3,555,394,160)	(3,555,394,160)	(4,881,858,835)	(4,881,869,051)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	355,079,584	$355,079,583	830,870,640	$830,860,424
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	249,773,199,416	$249,773,199,415	484,873,784,518	$484,873,836,931
Shares issued to shareholders in payment of distributions declared	5,528,070	5,528,071	224,762,856	224,762,856
Shares redeemed	(272,632,769,043)	(272,632,769,043)	(451,289,759,835)	(451,289,759,835)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(22,854,041,557)	$(22,854,041,557)	33,808,787,539	$33,808,839,952
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	266,109,291	$266,109,291	2,464,137,726	$2,464,137,726
Shares issued to shareholders in payment of distributions declared	164,872	164,872	6,353,283	6,353,283
Shares redeemed	(611,000,436)	(611,000,436)	(1,737,538,313)	(1,737,572,452)
NET CHANGE RESULTING FROM ADVISOR SHARES TRANSACTIONS	(344,726,273)	$(344,726,273)	732,952,696	$732,918,557
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,960,282,744)	$(30,960,282,744)	51,296,141,573	$51,296,149,053

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Fund’s Adviser voluntarily waived $82,288,572 of its fee and voluntarily reimbursed $468 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$112,443	$(91,766)
Cash II Shares	1,153,988	(1,153,988)
Cash Series Shares	983,570	(976,704)
Trust Shares	4,263,555	(4,219,263)
TOTAL	$6,513,556	$(6,441,721)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $44,006 and reimbursed $2,490,069 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but
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not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,000.10	$[2]0.81
Institutional Shares	$1,000	$1,000.10	$[3]0.86
Service Shares	$1,000	$1,000.10	$[4]0.86
Administrative Shares	$1,000	$1,000.10	$[5]1.01
Cash II Shares	$1,000	$1,000.10	$[6]0.86
Cash Series Shares	$1,000	$1,000.10	$[7]0.86
Capital Shares	$1,000	$1,000.10	$[8]0.86
Trust Shares	$1,000	$1,000.10	$[9]0.86
Premier Shares	$1,000	$1,000.20	$[10]0.76
Advisor Shares	$1,000	$1,000.20	$[11]0.76
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.40	$[2]0.82
Institutional Shares	$1,000	$1,024.35	$[3]0.87
Service Shares	$1,000	$1,024.35	$[4]0.87
Administrative Shares	$1,000	$1,024.20	$[5]1.02
Cash II Shares	$1,000	$1,024.35	$[6]0.87
Cash Series Shares	$1,000	$1,024.35	$[7]0.87
Capital Shares	$1,000	$1,024.35	$[8]0.87
Trust Shares	$1,000	$1,024.35	$[9]0.87
Premier Shares	$1,000	$1,024.45	$[10]0.77
Advisor Shares	$1,000	$1,024.45	$[11]0.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.16%
Institutional Shares	0.17%
Service Shares	0.17%
Administrative Shares	0.20%
Cash II Shares	0.17%
Cash Series Shares	0.17%
Capital Shares	0.17%
Trust Shares	0.17%
Premier Shares	0.15%
Advisor Shares	0.15%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Select Shares current Fee Limit of 0.17% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.86 and $0.87, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Administrative
Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.29 and $4.34, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.36, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

9
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

10
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.

11
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Advisor Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report
48

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report
49

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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53

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450196 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund
(formerly, Federated Government Obligations Tax-Managed Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	64.7%
U.S. Government Agency Securities	39.3%
Other Assets and Liabilities—Net[2]	(4.0)%
TOTAL	100%
At January 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%
8-30 Days	30.1%
31-90 Days	27.7%
91-180 Days	9.9%
181 Days or more	3.9%
Other Assets and Liabilities—Net[2]	(4.0)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		U.S. TREASURY—64.7%
$100,000,000		United States Treasury Bill, 0.045%, 4/1/2021	$99,992,625
6,000,000		United States Treasury Bill, 0.075%, 2/11/2021	5,999,875
205,000,000		United States Treasury Bill, 0.075%, 2/2/2021	204,999,573
200,000,000		United States Treasury Bill, 0.075%, 2/9/2021	199,996,667
225,000,000		United States Treasury Bill, 0.080%, 3/16/2021	224,978,501
300,000,000		United States Treasury Bill, 0.080%, 3/18/2021	299,970,000
100,000,000		United States Treasury Bill, 0.080%, 4/29/2021	99,980,667
35,000,000		United States Treasury Bill, 0.085%, 4/27/2021	34,992,976
40,000,000		United States Treasury Bill, 0.090%, 5/18/2021	39,989,400
25,000,000		United States Treasury Bill, 0.090%, 5/25/2021	24,992,937
110,720,000		United States Treasury Bill, 0.090%, 6/15/2021	110,682,909
50,000,000		United States Treasury Bill, 0.090%, 7/15/2021	49,979,500
50,000,000		United States Treasury Bill, 0.090%, 7/8/2021	49,980,375
60,000,000		United States Treasury Bill, 0.092%, 6/24/2021	59,978,073
200,000,000		United States Treasury Bill, 0.095%, 2/4/2021	199,998,417
20,000,000		United States Treasury Bill, 0.095%, 7/22/2021	19,990,975
25,000,000		United States Treasury Bill, 0.100%, 7/1/2021	24,989,583
49,980,000		United States Treasury Bill, 0.105%, 4/13/2021	49,969,650
22,725,000		United States Treasury Bill, 0.110%, 5/6/2021	22,718,473
13,000,000		United States Treasury Bill, 0.140%, 10/7/2021	12,987,462
55,500,000		United States Treasury Bills, 0.040% - 0.085%, 3/4/2021	55,496,921
225,000,000		United States Treasury Bills, 0.045% - 0.120%, 2/25/2021	224,985,750
234,282,000		United States Treasury Bills, 0.050% - 0.125%, 3/11/2021	234,263,133
175,000,000		United States Treasury Bills, 0.055% - 0.085%, 4/22/2021	174,970,278
375,000,000		United States Treasury Bills, 0.055% - 0.100%, 3/2/2021	374,980,444
217,000,000		United States Treasury Bills, 0.070% - 0.090%, 3/9/2021	216,982,915
700,000,000		United States Treasury Bills, 0.070% - 0.100%, 2/23/2021	699,966,391
225,000,000		United States Treasury Bills, 0.080% - 0.120%, 3/23/2021	224,973,612
114,995,000		United States Treasury Bills, 0.085% - 0.090%, 2/18/2021	114,990,124
160,000,000		United States Treasury Bills, 0.085% - 0.090%, 5/4/2021	159,963,328
200,000,000		United States Treasury Bills, 0.095% - 0.120%, 2/16/2021	199,991,562
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	34,999,546
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$9,950,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	$9,948,870
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	10,000,000
15,000,000		United States Treasury Note, 1.250%, 10/31/2021	15,129,301
25,000,000		United States Treasury Note, 1.750%, 7/31/2021	25,200,421
10,000,000		United States Treasury Note, 2.000%, 12/31/2021	10,173,355
6,000,000		United States Treasury Note, 2.250%, 2/15/2021	6,001,992
6,000,000		United States Treasury Note, 2.250%, 3/31/2021	6,016,848
15,000,000		United States Treasury Note, 2.250%, 4/30/2021	15,076,860
25,000,000		United States Treasury Note, 2.375%, 4/15/2021	25,100,715
18,737,000		United States Treasury Note, 2.625%, 12/15/2021	19,143,109
11,000,000		United States Treasury Notes, 1.125% - 2.500%, 2/28/2021	11,004,586
		TOTAL U.S. TREASURY	4,731,528,699
		GOVERNMENT AGENCIES—39.3%
306,000,000	[2]	Federal Farm Credit System Discount Notes, 0.100% - 0.480%, 2/17/2021 - 10/26/2021	305,833,995
110,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	110,008,852
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	19,998,110
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.097% (1-month USLIBOR -0.025%), 3/1/2021	40,004,267
47,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	47,000,000
36,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	36,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.070%), 2/1/2021	25,000,000
42,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	41,999,761
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	5,000,000
150,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.110%), 2/1/2021	150,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.130%), 2/1/2021	89,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.145%), 2/1/2021	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.180%), 2/1/2021	50,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	40,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.210%), 2/1/2021	$20,000,000
125,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.240%), 2/1/2021	124,994,588
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.300%), 2/1/2021	40,000,000
58,700,000		Federal Farm Credit System, 0.090% - 0.250%, 7/27/2021 - 1/6/2022	58,691,386
566,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.010% - 0.400%, 2/2/2021 - 5/21/2021	565,952,946
200,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.040% (Secured Overnight Financing Rate +0.000%), 2/1/2021	200,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.045% (Secured Overnight Financing Rate +0.005%), 2/1/2021	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.050% (Secured Overnight Financing Rate +0.010%), 2/1/2021	100,002,605
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.035%), 2/1/2021	40,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.040%), 2/1/2021	25,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	25,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.050%), 2/1/2021	55,000,000
38,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	38,495,082
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	17,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	10,000,000
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.080%), 2/1/2021	40,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.085%), 2/1/2021	19,997,547
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	15,000,000
30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% (1-month USLIBOR +0.020%), 2/19/2021	30,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.115%), 2/1/2021	15,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.120%), 2/1/2021	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.135%), 2/1/2021	$10,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.150%), 2/1/2021	10,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	20,000,000
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	40,000,000
212,000,000		Federal Home Loan Bank System, 0.090% - 0.180%, 3/3/2021 - 10/6/2021	211,996,191
		TOTAL GOVERNMENT AGENCIES	2,871,975,330
		TOTAL INVESTMENT IN SECURITIES—104.0% (AT AMORTIZED COST)[3]	7,603,504,029
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[4]	(292,635,021)
		TOTAL NET ASSETS—100%	$7,310,869,008
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.008	0.018	0.009	0.001	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.008	0.018	0.009	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.83%	1.81%	0.93%	0.14%	0.01%
Ratios to Average Net Assets:
Net expenses[3,4]	0.15%[5]	0.47%	0.52%	0.51%	0.50%	0.37%
Net investment income	0.01%[5]	0.84%	1.79%	0.93%	0.14%	0.01%
Expense waiver/reimbursement[6]	0.46%[5]	0.15%	0.09%	0.09%	0.11%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,783	$154,561	$182,939	$176,028	$177,555	$190,937
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangement. The net expense ratios are 0.15% for the six months ended January 31, 2021 and 0.47%, 0.52%, 0.51%, 0.50% and 0.37% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.021	0.012	0.004	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.10%	2.13%	1.23%	0.44%	0.13%
Ratios to Average Net Assets:
Net expenses[3,4]	0.15%[5]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	0.01%[5]	0.95%	2.11%	1.21%	0.43%	0.13%
Expense waiver/reimbursement[6]	0.14%[5]	0.09%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,154,286	$4,366,142	$3,019,468	$2,739,607	$3,074,463	$2,861,313
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.15% for the six months ended January 31, 2021 and 0.20%, 0.20%, 0.20%, 0.20% and 0.19%, for the years ended July 31, 2020, 2019, 2018, 2017 and 2016 respectively, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.019	0.010	0.002	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.009	0.019	0.010	0.002	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.89%	1.88%	0.98%	0.19%	0.01%
Ratios to Average Net Assets:
Net expenses[3,4]	0.15%[5]	0.41%	0.45%	0.45%	0.45%	0.30%
Net investment income	0.01%[5]	0.86%	1.86%	0.96%	0.20%	0.01%
Expense waiver/reimbursement[6]	0.39%[5]	0.13%	0.09%	0.09%	0.09%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,988,800	$2,950,794	$2,698,641	$2,651,637	$3,010,073	$2,693,327
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.15% for the six months ended January 31, 2021 and 0.41%, 0.45%, 0.45%, 0.45% and 0.30% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016 respectively, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value		$7,603,504,029
Cash		2,461,092
Receivable for investments sold		80,000,000
Income receivable		1,352,415
Receivable for shares sold		23,042
TOTAL ASSETS		7,687,340,578
Liabilities:
Payable for investments purchased	$375,356,203
Payable for shares redeemed	722,006
Income distribution payable	46,429
Payable for administrative fee (Note 4)	46,883
Payable for investment adviser fee (Note 4)	7,076
Payable for Directors’/Trustees’ fees (Note 4)	730
Accrued expenses (Note 4)	292,243
TOTAL LIABILITIES		376,471,570
Net assets for 7,310,847,286 shares outstanding		$7,310,869,008
Net Assets Consists of:
Paid-in capital		$7,310,856,663
Total distributable earnings		12,345
TOTAL NET ASSETS		$7,310,869,008
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$167,782,795 ÷ 167,782,510 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,154,286,084 ÷ 4,154,269,731 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,988,800,129 ÷ 2,988,795,045 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest			$6,144,327
Expenses:
Investment adviser fee (Note 4)		$7,635,439
Administrative fee (Note 4)		2,977,093
Custodian fees		121,962
Transfer agent fees (Note 2)		97,437
Directors’/Trustees’ fees (Note 4)		17,508
Auditing fees		11,473
Legal fees		4,871
Other service fees (Notes 2 and 4)		4,072,948
Portfolio accounting fees		88,919
Share registration costs		75,186
Printing and postage		21,032
Miscellaneous (Note 4)		43,724
TOTAL EXPENSES		15,167,592
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(5,370,497)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(4,092,143)
TOTAL WAIVERS AND REIMBURSEMENT		(9,462,640)
Net expenses			5,704,952
Net investment income			439,375
Net realized gain on investments			34,141
Change in net assets resulting from operations			$473,516
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$439,375	$64,924,651
Net realized gain	34,141	402,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	473,516	65,326,998
Distributions to Shareholders:
Automated Shares	(13,411)	(1,274,075)
Institutional Shares	(438,368)	(39,051,506)
Service Shares	(272,537)	(24,794,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(724,316)	(65,119,943)
Share Transactions:
Proceeds from sale of shares	10,315,319,615	23,251,616,621
Net asset value of shares issued to shareholders in payment of distributions declared	193,904	15,619,988
Cost of shares redeemed	(10,475,890,338)	(21,696,995,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(160,376,819)	1,570,240,863
Change in net assets	(160,627,619)	1,570,447,918
Net Assets:
Beginning of period	7,471,496,627	5,901,048,709
End of period	$7,310,869,008	$7,471,496,627
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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12

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $9,462,640 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$60,798	$(57,983)
Institutional Shares	21,464	—
Service Shares	15,175	—
TOTAL	$97,437	$(57,983)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$192,850	$(1,891)	$(190,959)
Service Shares	3,880,098	(93,608)	(3,747,702)
TOTAL	$4,072,948	$(95,499)	$(3,938,661)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	118,125,838	$118,125,838	267,957,829	$267,957,829
Shares issued to shareholders in payment of distributions declared	12,551	12,551	1,158,084	1,158,084
Shares redeemed	(104,911,256)	(104,911,256)	(297,498,230)	(297,498,230)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	13,227,133	$13,227,133	(28,382,317)	$(28,382,317)

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,714,948,879	$5,714,948,879	15,927,428,623	$15,927,428,623
Shares issued to shareholders in payment of distributions declared	163,749	163,749	12,644,697	12,644,697
Shares redeemed	(5,926,820,650)	(5,926,820,650)	(14,593,525,847)	(14,593,525,847)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(211,708,022)	$(211,708,022)	1,346,547,473	$1,346,547,473

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,482,244,898	$4,482,244,898	7,056,230,169	$7,056,230,169
Shares issued to shareholders in payment of distributions declared	17,604	17,604	1,817,207	1,817,207
Shares redeemed	(4,444,158,432)	(4,444,158,432)	(6,805,971,668)	(6,805,971,669)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	38,104,070	$38,104,070	252,075,708	$252,075,707
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(160,376,819)	$(160,376,819)	1,570,240,864	$1,570,240,863
Semi-Annual Shareholder Report
15

4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $5,370,497 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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16

Other Service Fees
For the six months ended January 31, 2021, FSSC did not receive any and reimbursed $95,499 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,999,008 and $23,999,907, respectively. Net realized gain recognized on these transactions was $80.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
6. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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18

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]0.76
Institutional Shares	$1,000	$1,000.10	$[3]0.76
Service Shares	$1,000	$1,000.10	$[4]0.76
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.45	$[2]0.77
Institutional Shares	$1,000	$1,024.45	$[3]0.77
Service Shares	$1,000	$1,024.45	$[4]0.77
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.15%
Institutional Shares	0.15%
Service Shares	0.15%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Tax-Managed Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS TAX-MANAGED FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
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the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Semi-Annual Shareholder Report
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Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund
(formerly, Federated Government Obligations Tax-Managed Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	64.7%
U.S. Government Agency Securities	39.3%
Other Assets and Liabilities—Net[2]	(4.0)%
TOTAL	100%
At January 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%
8-30 Days	30.1%
31-90 Days	27.7%
91-180 Days	9.9%
181 Days or more	3.9%
Other Assets and Liabilities—Net[2]	(4.0)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		U.S. TREASURY—64.7%
$100,000,000		United States Treasury Bill, 0.045%, 4/1/2021	$99,992,625
6,000,000		United States Treasury Bill, 0.075%, 2/11/2021	5,999,875
205,000,000		United States Treasury Bill, 0.075%, 2/2/2021	204,999,573
200,000,000		United States Treasury Bill, 0.075%, 2/9/2021	199,996,667
225,000,000		United States Treasury Bill, 0.080%, 3/16/2021	224,978,501
300,000,000		United States Treasury Bill, 0.080%, 3/18/2021	299,970,000
100,000,000		United States Treasury Bill, 0.080%, 4/29/2021	99,980,667
35,000,000		United States Treasury Bill, 0.085%, 4/27/2021	34,992,976
40,000,000		United States Treasury Bill, 0.090%, 5/18/2021	39,989,400
25,000,000		United States Treasury Bill, 0.090%, 5/25/2021	24,992,937
110,720,000		United States Treasury Bill, 0.090%, 6/15/2021	110,682,909
50,000,000		United States Treasury Bill, 0.090%, 7/15/2021	49,979,500
50,000,000		United States Treasury Bill, 0.090%, 7/8/2021	49,980,375
60,000,000		United States Treasury Bill, 0.092%, 6/24/2021	59,978,073
200,000,000		United States Treasury Bill, 0.095%, 2/4/2021	199,998,417
20,000,000		United States Treasury Bill, 0.095%, 7/22/2021	19,990,975
25,000,000		United States Treasury Bill, 0.100%, 7/1/2021	24,989,583
49,980,000		United States Treasury Bill, 0.105%, 4/13/2021	49,969,650
22,725,000		United States Treasury Bill, 0.110%, 5/6/2021	22,718,473
13,000,000		United States Treasury Bill, 0.140%, 10/7/2021	12,987,462
55,500,000		United States Treasury Bills, 0.040% - 0.085%, 3/4/2021	55,496,921
225,000,000		United States Treasury Bills, 0.045% - 0.120%, 2/25/2021	224,985,750
234,282,000		United States Treasury Bills, 0.050% - 0.125%, 3/11/2021	234,263,133
175,000,000		United States Treasury Bills, 0.055% - 0.085%, 4/22/2021	174,970,278
375,000,000		United States Treasury Bills, 0.055% - 0.100%, 3/2/2021	374,980,444
217,000,000		United States Treasury Bills, 0.070% - 0.090%, 3/9/2021	216,982,915
700,000,000		United States Treasury Bills, 0.070% - 0.100%, 2/23/2021	699,966,391
225,000,000		United States Treasury Bills, 0.080% - 0.120%, 3/23/2021	224,973,612
114,995,000		United States Treasury Bills, 0.085% - 0.090%, 2/18/2021	114,990,124
160,000,000		United States Treasury Bills, 0.085% - 0.090%, 5/4/2021	159,963,328
200,000,000		United States Treasury Bills, 0.095% - 0.120%, 2/16/2021	199,991,562
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	34,999,546
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$9,950,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	$9,948,870
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	10,000,000
15,000,000		United States Treasury Note, 1.250%, 10/31/2021	15,129,301
25,000,000		United States Treasury Note, 1.750%, 7/31/2021	25,200,421
10,000,000		United States Treasury Note, 2.000%, 12/31/2021	10,173,355
6,000,000		United States Treasury Note, 2.250%, 2/15/2021	6,001,992
6,000,000		United States Treasury Note, 2.250%, 3/31/2021	6,016,848
15,000,000		United States Treasury Note, 2.250%, 4/30/2021	15,076,860
25,000,000		United States Treasury Note, 2.375%, 4/15/2021	25,100,715
18,737,000		United States Treasury Note, 2.625%, 12/15/2021	19,143,109
11,000,000		United States Treasury Notes, 1.125% - 2.500%, 2/28/2021	11,004,586
		TOTAL U.S. TREASURY	4,731,528,699
		GOVERNMENT AGENCIES—39.3%
306,000,000	[2]	Federal Farm Credit System Discount Notes, 0.100% - 0.480%, 2/17/2021 - 10/26/2021	305,833,995
110,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	110,008,852
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	19,998,110
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.097% (1-month USLIBOR -0.025%), 3/1/2021	40,004,267
47,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	47,000,000
36,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	36,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.070%), 2/1/2021	25,000,000
42,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	41,999,761
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	5,000,000
150,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.110%), 2/1/2021	150,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.130%), 2/1/2021	89,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.145%), 2/1/2021	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.180%), 2/1/2021	50,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	40,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.210%), 2/1/2021	$20,000,000
125,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.240%), 2/1/2021	124,994,588
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.300%), 2/1/2021	40,000,000
58,700,000		Federal Farm Credit System, 0.090% - 0.250%, 7/27/2021 - 1/6/2022	58,691,386
566,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.010% - 0.400%, 2/2/2021 - 5/21/2021	565,952,946
200,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.040% (Secured Overnight Financing Rate +0.000%), 2/1/2021	200,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.045% (Secured Overnight Financing Rate +0.005%), 2/1/2021	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.050% (Secured Overnight Financing Rate +0.010%), 2/1/2021	100,002,605
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.035%), 2/1/2021	40,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.040%), 2/1/2021	25,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.045%), 2/1/2021	25,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.050%), 2/1/2021	55,000,000
38,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.055%), 2/1/2021	38,495,082
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.060%), 2/1/2021	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.065%), 2/1/2021	17,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.075%), 2/1/2021	10,000,000
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.080%), 2/1/2021	40,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.085%), 2/1/2021	19,997,547
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.100%), 2/1/2021	15,000,000
30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% (1-month USLIBOR +0.020%), 2/19/2021	30,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.115%), 2/1/2021	15,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.120%), 2/1/2021	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.135%), 2/1/2021	$10,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.150%), 2/1/2021	10,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.170%), 2/1/2021	20,000,000
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	40,000,000
212,000,000		Federal Home Loan Bank System, 0.090% - 0.180%, 3/3/2021 - 10/6/2021	211,996,191
		TOTAL GOVERNMENT AGENCIES	2,871,975,330
		TOTAL INVESTMENT IN SECURITIES—104.0% (AT AMORTIZED COST)[3]	7,603,504,029
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[4]	(292,635,021)
		TOTAL NET ASSETS—100%	$7,310,869,008
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.021	0.012	0.004	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.10%	2.13%	1.23%	0.44%	0.13%
Ratios to Average Net Assets:
Net expenses[3,4]	0.15%[5]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	0.01%[5]	0.95%	2.11%	1.21%	0.43%	0.13%
Expense waiver/reimbursement[6]	0.14%[5]	0.09%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,154,286	$4,366,142	$3,019,468	$2,739,607	$3,074,463	$2,861,313
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.15% for the six months ended January 31, 2021 and 0.20%, 0.20%, 0.20%, 0.20% and 0.19%, for the years ended July 31, 2020, 2019, 2018, 2017 and 2016 respectively, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2021 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$7,603,504,029
Cash		2,461,092
Receivable for investments sold		80,000,000
Income receivable		1,352,415
Receivable for shares sold		23,042
TOTAL ASSETS		7,687,340,578
Liabilities:
Payable for investments purchased	$375,356,203
Payable for shares redeemed	722,006
Income distribution payable	46,429
Payable for administrative fee (Note 4)	46,883
Payable for investment adviser fee (Note 4)	7,076
Payable for Directors’/Trustees’ fees (Note 4)	730
Accrued expenses (Note 4)	292,243
TOTAL LIABILITIES		376,471,570
Net assets for 7,310,847,286 shares outstanding		$7,310,869,008
Net Assets Consists of:
Paid-in capital		$7,310,856,663
Total distributable earnings		12,345
TOTAL NET ASSETS		$7,310,869,008
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$167,782,795 ÷ 167,782,510 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,154,286,084 ÷ 4,154,269,731 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,988,800,129 ÷ 2,988,795,045 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2021 (unaudited)
Investment Income:
Interest			$6,144,327
Expenses:
Investment adviser fee (Note 4)		$7,635,439
Administrative fee (Note 4)		2,977,093
Custodian fees		121,962
Transfer agent fees (Note 2)		97,437
Directors’/Trustees’ fees (Note 4)		17,508
Auditing fees		11,473
Legal fees		4,871
Other service fees (Notes 2 and 4)		4,072,948
Portfolio accounting fees		88,919
Share registration costs		75,186
Printing and postage		21,032
Miscellaneous (Note 4)		43,724
TOTAL EXPENSES		15,167,592
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(5,370,497)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(4,092,143)
TOTAL WAIVERS AND REIMBURSEMENT		(9,462,640)
Net expenses			5,704,952
Net investment income			439,375
Net realized gain on investments			34,141
Change in net assets resulting from operations			$473,516
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$439,375	$64,924,651
Net realized gain	34,141	402,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	473,516	65,326,998
Distributions to Shareholders:
Automated Shares	(13,411)	(1,274,075)
Institutional Shares	(438,368)	(39,051,506)
Service Shares	(272,537)	(24,794,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(724,316)	(65,119,943)
Share Transactions:
Proceeds from sale of shares	10,315,319,615	23,251,616,621
Net asset value of shares issued to shareholders in payment of distributions declared	193,904	15,619,988
Cost of shares redeemed	(10,475,890,338)	(21,696,995,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(160,376,819)	1,570,240,863
Change in net assets	(160,627,619)	1,570,447,918
Net Assets:
Beginning of period	7,471,496,627	5,901,048,709
End of period	$7,310,869,008	$7,471,496,627
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
10

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $9,462,640 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$60,798	$(57,983)
Institutional Shares	21,464	—
Service Shares	15,175	—
TOTAL	$97,437	$(57,983)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
11

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$192,850	$(1,891)	$(190,959)
Service Shares	3,880,098	(93,608)	(3,747,702)
TOTAL	$4,072,948	$(95,499)	$(3,938,661)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	118,125,838	$118,125,838	267,957,829	$267,957,829
Shares issued to shareholders in payment of distributions declared	12,551	12,551	1,158,084	1,158,084
Shares redeemed	(104,911,256)	(104,911,256)	(297,498,230)	(297,498,230)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	13,227,133	$13,227,133	(28,382,317)	$(28,382,317)

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,714,948,879	$5,714,948,879	15,927,428,623	$15,927,428,623
Shares issued to shareholders in payment of distributions declared	163,749	163,749	12,644,697	12,644,697
Shares redeemed	(5,926,820,650)	(5,926,820,650)	(14,593,525,847)	(14,593,525,847)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(211,708,022)	$(211,708,022)	1,346,547,473	$1,346,547,473

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,482,244,898	$4,482,244,898	7,056,230,169	$7,056,230,169
Shares issued to shareholders in payment of distributions declared	17,604	17,604	1,817,207	1,817,207
Shares redeemed	(4,444,158,432)	(4,444,158,432)	(6,805,971,668)	(6,805,971,669)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	38,104,070	$38,104,070	252,075,708	$252,075,707
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(160,376,819)	$(160,376,819)	1,570,240,864	$1,570,240,863
Semi-Annual Shareholder Report
13

4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $5,370,497 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
14

Other Service Fees
For the six months ended January 31, 2021, FSSC did not receive any and reimbursed $95,499 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,999,008 and $23,999,907, respectively. Net realized gain recognized on these transactions was $80.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
6. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:	$1,000	$ 1,000.10	$ [2]0.76
Hypothetical (assuming a 5% return before expenses):	$1,000	$ 1,024.45	$[2]0.77
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Tax-Managed Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS TAX-MANAGED FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
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the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
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Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
(formerly, Federated Institutional Money Market Management)
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	64.2%
Other Repurchase Agreements and Repurchase Agreements	17.6%
Certificate of Deposit	6.8%
Variable Instruments	4.6%
Time Deposit	4.5%
U.S. Treasury	2.3%
Other Assets and Liabilities—Net[2]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.5%
8-30 Days	19.5%
31-90 Days	24.3%
91-180 Days	19.0%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 64.2%
		Aerospace/Auto— 0.9%
$10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 5/5/2021	$9,996,160
		Finance - Banking— 23.3%
10,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.240%, 6/1/2021	9,995,490
20,000,000		Australia & New Zealand Banking Group, Melbourne, 0.240%, 7/22/2021	19,981,826
1,200,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.210%, 4/19/2021	1,199,539
45,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	44,996,370
50,000,000		Nationwide Building Society, 0.160% - 0.255%, 2/2/2021 - 3/5/2021	49,995,982
50,000,000		NRW.Bank, 0.180% - 0.210%, 2/10/2021 - 4/7/2021	49,993,666
10,000,000		Royal Bank of Canada, New York Branch, 0.280%, 11/19/2021	9,988,975
40,000,000		Svenska Handelsbanken, Stockholm, 0.210% - 0.230%, 4/16/2021 - 5/18/2021	39,985,620
30,000,000		Toronto Dominion Bank, 0.220%, 2/19/2021	29,996,700
		TOTAL	256,134,168
		Finance - Commercial— 7.3%
30,000,000		CAFCO, LLC, 0.170% - 0.200%, 4/23/2021 - 7/6/2021	29,983,781
10,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/12/2021	10,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/16/2021	20,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	20,000,000
		TOTAL	79,983,781
		Finance - Retail— 13.2%
35,000,000		Chariot Funding LLC, 0.190% - 0.220%, 3/1/2021 - 5/21/2021	34,985,754
30,000,000		Fairway Finance Co. LLC, 0.210%, 2/18/2021	29,997,025
20,000,000		Old Line Funding, LLC, 0.190%, 2/25/2021	19,997,467
10,000,000		Old Line Funding, LLC, 0.290%, 7/6/2021	9,991,091
50,000,000		Sheffield Receivables Company LLC, 0.200% - 0.230%, 2/18/2021 - 3/31/2021	49,989,927
		TOTAL	144,961,264
		Finance - Securities— 6.2%
15,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.220%, 2/1/2021	15,000,000
5,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.210% - 0.270%, 2/4/2021 - 5/19/2021	4,997,880
2,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 0.260%, 2/22/2021	2,499,621
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Securities— continued
$45,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	$44,999,875
		TOTAL	67,497,376
		Sovereign— 13.3%
40,000,000		BNG Bank N.V., 0.140% - 0.200%, 3/4/2021 - 5/10/2021	39,986,890
35,000,000		Caisse des Depots et Consignations (CDC), 0.200% - 0.230%, 3/18/2021 - 5/10/2021	34,985,997
20,000,000		Erste Abwicklungsanstalt, 0.180%, 4/9/2021	19,994,828
51,000,000		FMS Wertmanagement AoR, 0.170% - 0.225%, 2/18/2021 - 4/22/2021	50,985,768
		TOTAL	145,953,483
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $704,482,063)	704,526,232
		CERTIFICATES OF DEPOSIT— 6.8%
		Finance - Banking— 6.8%
5,000,000		Bank of Montreal, 0.210%, 2/25/2021	5,000,000
5,000,000		Bank of Nova Scotia, Toronto, 0.290%, 12/10/2021	5,002,222
20,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/3/2021 - 1/4/2022	20,014,905
30,000,000		Sumitomo Mitsui Banking Corp., 0.150%, 3/15/2021	30,003,494
15,000,000		Toronto Dominion Bank, 0.220% - 0.240%, 3/1/2021 - 4/29/2021	15,002,999
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $75,003,494)	75,023,620
	[2]	NOTES - VARIABLE— 4.6%
		Finance - Banking— 4.6%
10,000,000		Bank of Montreal, 0.314% (3-month USLIBOR +0.100%), 2/12/2021	10,000,000
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	5,000,000
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.220%), 2/1/2021	5,001,513
15,000,000		Canadian Imperial Bank of Commerce, 0.320% (Secured Overnight Financing Rate +0.280%), 2/1/2021	15,000,000
10,000,000		Royal Bank of Canada, New York Branch, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	10,005,178
5,000,000		Toronto Dominion Bank, 0.513% (3-month USLIBOR +0.300%), 4/27/2021	5,003,732
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $50,000,000)	50,010,423
		TIME DEPOSITS— 4.5%
		Finance - Banking— 4.5%
50,000,000		ABN Amro Bank NV, 0.100%, 2/4/2021 - 2/5/2021 (IDENTIFIED COST $50,000,000)	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY— 2.3%
		U.S. Treasury Bills— 2.3%
$25,000,000	[1]	United States Treasury Bills, 0.117%, 3/4/2021 (IDENTIFIED COST $24,997,471)	$24,997,470
		OTHER REPURCHASE AGREEMENTS— 14.1%
		Finance - Banking— 14.1%
20,000,000		BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
4,000,000		BNP Paribas S.A. 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
1,600,000		Citigroup Global Markets, Inc., 0.59%, dated 1/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which Sovereign with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
15,000,000		Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,019,000 on 2/1/2021, in which corporate bonds, medium-term notes, municipal bonds, sovereign debt and treasury bonds with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000		Credit Agricole S.A., 0.20%, dated 1/28/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,167 on 2/4/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $127,502,125 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
5,000,000		ING Financial Markets LLC, 0.19%, dated 1/29/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,396 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $25,501,312 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
25,000,000		J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
15,000,000		J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$20,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	$20,000,000
24,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $154,600,000)	154,600,000
	REPURCHASE AGREEMENT— 3.5%
	Finance - Banking— 3.5%
38,131,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200. (IDENTIFIED COST $38,131,000)	38,131,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST 1,097,214,028)[3]	1,097,288,745
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(227,155)
	TOTAL NET ASSETS—100%	$1,097,061,590

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0005	0.0141	0.0238	0.0157	0.0067	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0001	(0.0004)	0.0001	0.000[1]
Total From Investment Operations	0.0003	0.0143	0.0239	0.0153	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0005)	(0.0141)	(0.0238)	(0.0157)	(0.0067)	(0.003)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]
Total Distributions	(0.0005)	(0.0141)	(0.0238)	(0.0157)	(0.0067)	(0.003)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	0.03%	1.44%	2.42%	1.54%	0.68%	0.33%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income	0.11%[5]	1.20%	2.39%	1.47%	0.43%	0.36%
Expense waiver/reimbursement[6]	0.17%[5]	0.21%	1.02%	0.81%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,090,986	$1,353,697	$66,410	$34,986	$59,661	$7,243,840

1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$0.9999	$0.9997	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0115	0.0213	0.0133	0.0043	0.001
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0000[1]	(0.0005)	0.0000[1]	0.000[2]
Total From Investment Operations	(0.0001)	0.0118	0.0213	0.0128	0.0043	0.001
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)	(0.001)
Net Asset Value, End of Period	$0.9997	$0.9999	$0.9997	$0.9997	$1.0001	$1.00
Total Return[3]	(0.01)%	1.18%	2.15%	1.28%	0.43%	0.11%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.40%	0.40%	0.40%	0.40%	0.37%
Net investment income	0.01%[5]	0.98%	2.16%	1.25%	0.18%	0.11%
Expense waiver/reimbursement[6]	0.33%[5]	0.27%	1.02%	0.85%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,062	$781	$560	$499	$1,017	$156,150

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0003	0.0131	0.0228	0.0147	0.0058	0.002
Net realized and unrealized gain (loss)	(0.0003)	0.0002	0.0001	(0.0004)	(0.0000)[1]	0.000[2]
Total From Investment Operations	0.0000[1]	0.0133	0.0229	0.0143	0.0058	0.002
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)	(0.002)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)	(0.002)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	0.00%	1.33%	2.32%	1.44%	0.58%	0.23%
Ratios to Average Net Assets:
Net expenses[4]	0.23%[5]	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income	0.03%[5]	1.31%	2.28%	1.44%	0.28%	0.18%
Expense waiver/reimbursement[6]	0.20%[5]	0.28%	1.04%	0.86%	0.21%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$178	$181	$178	$174	$172	$8,350

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0122	0.0218	0.0137	0.0044	0.001
Net realized and unrealized gain (loss)	(0.0002)	0.0001	0.0001	(0.0004)	0.0001	0.000[1]
Total From Investment Operations	(0.0001)	0.0123	0.0219	0.0133	0.0045	0.001
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]
Total Distributions	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)	(0.001)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	(0.01)%	1.23%	2.21%	1.33%	0.46%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.35%	0.35%	0.35%	0.38%	0.37%
Net investment income	0.01%[5]	1.21%	2.18%	1.32%	0.43%	0.11%
Expense waiver/reimbursement[6]	0.33%[5]	0.29%	1.04%	0.85%	0.34%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,835	$4,918	$5,216	$6,275	$7,418	$12,520

1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$192,731,000
Investment in securities	904,557,745
Investment in securities, at value including (identified cost $1,097,214,028)	1,097,288,745
Income receivable	104,730
Total Assets	1,097,393,475
Liabilities:
Payable to bank	788
Income distribution payable	49,891
Payable for investment adviser fee (Note 5)	2,452
Payable for administrative fee (Note 5)	7,042
Payable for custodian fees	32,358
Payable for transfer agent fees	42,259
Payable for portfolio accounting fees	154,728
Payable for share registration costs	37,481
Accrued expenses (Note 5)	4,886
Total Liabilities	331,885
Net assets for 1,097,273,868 shares outstanding	$1,097,061,590
Net Assets Consist of:
Paid-in capital	$1,096,986,387
Total distributable earnings (loss)	75,203
Total Net Assets	$1,097,061,590
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,090,986,313 ÷ 1,091,197,304 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$1,062,451 ÷ 1,062,768 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$178,214 ÷ 178,250 shares outstanding, no par value, unlimited shares authorized	$0.9998
Eagle Shares:
$4,834,612 ÷ 4,835,546 shares outstanding, no par value, unlimited shares authorized	$0.9998
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$1,602,913
Expenses:
Investment adviser fee (Note 5)	1,226,572
Administrative fee (Note 5)	478,248
Custodian fees	27,631
Transfer agent fees	86,027
Directors’/Trustees’ fees (Note 5)	3,063
Auditing fees	10,417
Legal fees	5,261
Portfolio accounting fees	92,639
Other service fees (Notes 2 and 5)	7,471
Share registration costs	46,315
Printing and postage	10,886
Miscellaneous (Note 5)	31,288
TOTAL EXPENSES	2,025,818
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,068,369)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(4,641)
TOTAL WAIVERS AND REIMBURSEMENT	(1,073,010)
Net expenses	952,808
Net investment income	650,105
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	629
Net change in unrealized appreciation of investments	(312,809)
Net realized and unrealized gain (loss) on investments	(312,180)
Change in net assets resulting from operations	$337,925
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$650,105	$12,016,460
Net realized gain (loss)	629	6,355
Net change in unrealized appreciation/depreciation	(312,809)	378,862
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	337,925	12,401,677
Distributions to Shareholders:
Institutional Shares	(653,707)	(11,947,993)
Service Shares	(56)	(7,006)
Capital Shares	(27)	(2,342)
Eagle Shares	(231)	(61,757)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(654,021)	(12,019,098)
Share Transactions:
Proceeds from sale of shares	510,464,627	2,983,313,898
Net asset value of shares issued to shareholders in payment of distributions declared	95,398	1,094,942
Cost of shares redeemed	(772,759,257)	(1,697,579,154)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(262,199,232)	1,286,829,686
Change in net assets	(262,515,328)	1,287,212,265
Net Assets:
Beginning of period	1,359,576,918	72,364,653
End of period	$1,097,061,590	$1,359,576,918
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,073,010 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,311	$(296)	$(541)
Capital Shares	90	—	(22)
Eagle Shares	6,070	(194)	(3,588)
TOTAL	$7,471	$(490)	$(4,151)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	506,980,096	$506,960,330	2,976,223,560	$2,976,145,999
Shares issued to shareholders in payment of distributions declared	95,150	95,138	1,032,305	1,032,261
Shares redeemed	(769,523,452)	(769,451,819)	(1,690,036,166)	(1,690,272,234)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(262,448,206)	$(262,396,351)	1,287,219,699	$1,286,906,026
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,365,955	$3,365,062	6,641,289	$6,639,763
Shares issued to shareholders in payment of distributions declared	2	2	230	230
Shares redeemed	(3,084,450)	(3,083,589)	(6,420,362)	(6,418,747)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	281,507	$281,475	221,157	$221,246
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	27	27	2,342	2,342
Shares redeemed	(2,451)	(2,451)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,424)	$(2,424)	2,342	$2,342
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	139,255	$139,235	528,231	$528,136
Shares issued to shareholders in payment of distributions declared	231	231	60,119	60,109
Shares redeemed	(221,433)	(221,398)	(888,245)	(888,173)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(81,947)	$(81,932)	(299,895)	$(299,928)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(262,251,070)	$(262,199,232)	1,287,143,303	$1,286,829,686
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $1,097,214,028. The net unrealized appreciation of investments for federal tax purposes was $74,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,790 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,073.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $1,068,369 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $2,310 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$0.76
Service Shares	$1,000	$999.90	$[2]1.26
Capital Shares	$1,000	$1,000.00	$1.16
Eagle Shares	$1,000	$999.90	$[3]1.26
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$0.77
Service Shares	$1,000	$1,023.95	$[2]1.28
Capital Shares	$1,000	$1,024.05	$1.17
Eagle Shares	$1,000	$1,023.95	$[3]1.28

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.25%
Capital Shares	0.23%
Eagle Shares	0.25%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Money Market Management (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
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the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Semi-Annual Shareholder Report
30

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Semi-Annual Shareholder Report
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Semi-Annual Shareholder Report
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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35

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund
(formerly, Federated Prime Cash Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	50.5%
Bank Instruments	21.3%
Other Repurchase Agreements and Repurchase Agreements	16.2%
Variable Rate Instruments	3.2%
U.S. Treasury Securities	1.5%
Municipal Bond	0.2%
Cash Equivalent[2]	6.0%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.8%
8-30 Days	15.8%
31-90 Days	24.7%
91-180 Days	15.9%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	1.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 50.5%
		Finance - Banking— 21.0%
$ 90,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	$90,000,000
100,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190%, 2/25/2021	99,987,333
335,500,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.260%, 4/27/2021 - 7/22/2021	335,209,847
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,958
258,100,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.281%, 4/19/2021 - 9/7/2021	257,888,883
470,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	469,933,500
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,885,287
32,500,000		Malayan Banking Berhad, New York - CPLOC, (Wells Fargo Bank, N.A. LOC), 0.310%, 4/19/2021	32,478,451
95,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	94,920,200
1,143,500,000		Nationwide Building Society, 0.160% - 0.255%, 2/2/2021 - 3/10/2021	1,143,372,416
924,500,000		NRW.Bank, 0.155% - 0.225%, 2/8/2021 - 6/1/2021	924,211,564
150,000,000	[2]	Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	150,000,000
110,000,000	[2]	Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	110,000,000
175,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	174,995,917
575,000,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.230%, 4/8/2021 - 7/7/2021	574,670,396
590,000,000		Toronto Dominion Bank, 0.220% - 0.654%, 2/19/2021 - 4/30/2021	589,745,778
		TOTAL	5,257,273,530
		Finance - Commercial— 5.7%
145,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	144,973,743
24,250,000		CAFCO, LLC, 0.210%, 3/11/2021	24,244,625
75,000,000		CHARTA, LLC, 0.210% - 0.230%, 4/16/2021 - 5/4/2021	74,959,819
50,000,000		CRC Funding, LLC, 0.220%, 4/9/2021	49,979,528
181,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/12/2021	181,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
230,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/16/2021	230,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	150,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	$80,000,000
45,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	45,000,000
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	150,000,000
		TOTAL	1,435,157,715
		Finance - Retail— 8.9%
483,000,000		Chariot Funding LLC, 0.190% - 0.220%, 2/9/2021 - 5/20/2021	482,919,665
120,000,000		Fairway Finance Co. LLC, 0.200% - 0.210%, 3/2/2021 - 4/7/2021	119,969,002
330,000,000		Old Line Funding, LLC, 0.180% - 0.260%, 2/25/2021 - 7/6/2021	329,766,321
20,000,000		Old Line Funding, LLC, 0.240%, 3/15/2021	19,994,400
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,953,819
10,000,000		Old Line Funding, LLC, 0.290%, 7/6/2021	9,987,514
971,000,000		Sheffield Receivables Company LLC, 0.190% - 0.250%, 2/2/2021 - 4/23/2021	970,801,795
184,000,000		Thunder Bay Funding, LLC, 0.190% - 0.210%, 2/24/2021 - 4/22/2021	183,943,255
65,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	64,931,479
		TOTAL	2,232,267,250
		Finance - Securities— 7.7%
88,000,000	[2]	Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.246% (1-month USLIBOR +0.120%), 5/12/2021	88,000,000
70,000,000	[2]	Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.252% (1-month USLIBOR +0.120%), 5/7/2021	70,000,000
477,000,000		Anglesea Funding LLC, 0.220% - 0.270%, 2/23/2021 - 6/11/2021	476,744,474
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	99,999,389
474,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.250% - 0.311%, 2/2/2021 - 7/20/2021	473,700,685
515,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.270%, 2/3/2021 - 8/11/2021	514,796,357
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Securities— continued
$ 40,000,000	[2]	Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 7/21/2021	$40,000,000
48,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 2/2/2021	47,999,720
100,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	99,999,722
		TOTAL	1,911,240,347
		Insurance— 0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/1/2021	20,000,000
		Sovereign— 7.1%
200,000,000		BNG Bank N.V., 0.180% - 0.200%, 3/4/2021 - 5/10/2021	199,919,478
295,000,000		Caisse des Depots et Consignations (CDC), 0.140% - 0.210%, 3/11/2021 - 4/28/2021	294,914,908
185,000,000		Erste Abwicklungsanstalt, 0.170% - 0.180%, 4/6/2021 - 4/12/2021	184,939,547
1,026,000,000		FMS Wertmanagement AoR, 0.160% - 0.225%, 2/2/2021 - 4/30/2021	1,025,728,288
75,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	74,938,250
		TOTAL	1,780,440,471
		TOTAL COMMERCIAL PAPER	12,636,379,313
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
550,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	550,000,000
100,000,000	[2]	Bank of Montreal, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	100,000,000
100,000,000	[2]	Bank of Montreal, 0.280% (Secured Overnight Financing Rate +0.240%), 2/1/2021	100,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.250%, 10/7/2021	200,000,000
615,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/3/2021 - 1/4/2022	615,000,000
130,000,000	[2]	Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	130,000,000
35,000,000	[2]	Canadian Imperial Bank of Commerce, 0.320% (Secured Overnight Financing Rate +0.280%), 2/1/2021	35,000,000
63,425,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.210%, 2/25/2021	63,425,000
320,000,000		Mizuho Bank Ltd., 0.150% - 0.180%, 4/8/2021 - 4/29/2021	320,000,000
175,000,000		MUFG Bank Ltd., 0.190%, 4/21/2021 - 4/22/2021	175,000,000
200,000,000		Nordea Bank Abp, 0.100%, 2/1/2021	200,000,000
100,000,000	[2]	Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	100,000,000
207,500,000	[2]	Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	207,500,000
50,000,000		Royal Bank of Canada, 0.970%, 5/24/2021	50,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$ 50,000,000		Sumitomo Mitsui Banking Corp., 0.150%, 3/15/2021	$50,005,824
575,000,000		Toronto Dominion Bank, 0.220% - 0.500%, 3/1/2021 - 10/4/2021	575,000,000
50,000,000		Toronto Dominion Bank, 0.270%, 10/8/2021	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,520,930,824
		TIME DEPOSITS— 7.2%
		Finance - Banking— 7.2%
950,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	950,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 0.100%, 2/3/2021	200,000,000
150,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	150,000,000
150,000,000		DNB Bank ASA, 0.050%, 2/1/2021	150,000,000
200,000,000		Mizuho Bank Ltd., 0.080%, 2/1/2021	200,000,000
150,000,000		Nordea Bank Abp, 0.060%, 2/1/2021	150,000,000
		TOTAL TIME DEPOSITS	1,800,000,000
	[2]	NOTES - VARIABLE— 3.2%
		Finance - Banking— 2.3%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
90,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	90,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.290% (Effective Fed Funds +0.220%), 2/1/2021	95,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2021	6,725,000
1,615,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2021	1,615,000
16,820,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	16,820,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	3,000,000
825,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2021	825,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.150%, 2/4/2021	29,435,000
12,746,100		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	12,746,100
35,000,000		Royal Bank of Canada, New York Branch, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	35,000,000
2,685,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.160%, 2/4/2021	2,685,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.150%, 2/4/2021	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,270,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	$5,270,000
430,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.170%, 2/5/2021	430,000
34,465,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/3/2021	34,465,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	18,290,000
		TOTAL	567,306,100
		Government Agency— 0.9%
4,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	4,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,100,000
1,830,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.240%, 2/4/2021	1,830,000
6,615,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.150%, 2/4/2021	6,615,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,740,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.160%, 2/4/2021	25,622,500
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.150%, 2/4/2021	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.150%, 2/4/2021	6,960,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	21,000,000
5,410,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.150%, 2/4/2021	5,410,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.160%, 2/4/2021	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	7,600,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	$11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.150%, 2/4/2021	7,680,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	20,945,000
		TOTAL	228,142,500
		TOTAL NOTES - VARIABLE	795,448,600
	[1]	U.S. TREASURY— 1.5%
		U.S. Treasury Bills— 1.5%
95,000,000		United States Treasury Bills, 0.085%, 5/6/2021	94,978,915
100,000,000		United States Treasury Bills, 0.087%, 4/27/2021	99,979,340
120,000,000		United States Treasury Bills, 0.100%, 7/1/2021	119,950,000
67,000,000		United States Treasury Bills, 0.115%, 3/30/2021	66,987,801
		TOTAL U.S. TREASURY	381,896,056
		MUNICIPAL BONDS— 0.2%
		Municipal— 0.2%
10,000,000		Alabama State Public School & College Authority, (Series 2020B), 0.253%, 9/1/2021	10,000,000
30,000,000		Commonwealth of Massachusetts, (Series C) RANs, 0.250%, 6/17/2021	30,000,000
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	21,651,863
		TOTAL MUNICIPAL BONDS	61,651,863
		OTHER REPURCHASE AGREEMENTS— 13.6%
		Finance - Banking— 13.6%
75,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000		BMO Capital Markets Corp., 0.21%, dated 1/22/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,052,500 on 4/22/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,237 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000	BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
20,000,000	BMO Capital Markets Corp., 0.30%, dated 1/29/2021, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 2/1/2021, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $20,405,215 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
25,000,000	BNP Paribas S.A. 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	BNP Paribas S.A. 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
65,000,000	BNP Paribas S.A. 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
150,000,000	BNP Paribas S.A. 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
60,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which Sovereign with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
125,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
360,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,022,167 on 2/1/2021, in which corporate bonds, medium-term notes, sovereign, municipal bonds and treasury notes with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000,000
115,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
115,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
25,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/29/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,354 on 2/1/2021, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
45,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
20,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
100,000,000	Mizuho Securities USA, Inc., 0.56%, dated 9/4/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,112,000 on 3/30/2021 in which treasury notes with a market value of $122,405,712 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
150,000,000	Pershing LLC, 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
300,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 320,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$320,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.63%, dated 1/7/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,231,000 on 4/5/2021 in which convertible bonds with a market value of $153,066,938 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,410,000,000
	REPURCHASE AGREEMENTS— 2.6%
	Finance - Banking— 2.6%
250,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,250 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 and the market value of those underlying securities was $255,001,275.	250,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	$250,000,000
138,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	138,000,000
	TOTAL REPURCHASE AGREEMENTS	638,000,000
	INVESTMENT COMPANIES— 6.0%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.05%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.9% (AT AMORTIZED COST)[4]	24,744,287,183
	OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	278,723,219
	TOTAL NET ASSETS—100%	$25,023,010,402
Semi-Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$999,713,000	$500,267,520	$1,499,980,520
Purchases at Cost	$5,000	$5,003	$10,003
Proceeds from Sales	$(5,000)	$(5,003)	$(10,003)
Change in Unrealized Appreciation/ Depreciation	N/A	N/A	N/A
Net Realized Gain/(Loss)	$1	$6	$7
Value as of 1/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 1/31/2021	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$517,969	$314,769	$832,738

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
14

In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PLC	—Public Limited Company
RANs	—Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.020	0.012	0.005	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.020	0.012	0.005	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.01%	2.03%	1.22%	0.45%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.53%	0.54%	0.51%	0.51%	0.48%
Net investment income	0.01%[4]	1.01%	2.06%	1.21%	0.37%	0.07%
Expense waiver/reimbursement[5]	0.38%[4]	0.11%	0.10%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,377,951	$1,603,414	$1,678,950	$376,107	$346,013	$1,100,224

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.014	0.006	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.014	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total Distributions	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.56%	1.42%	0.58%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.97%	1.13%	1.15%	0.82%	0.56%
Net investment income	0.01%[4]	0.54%	1.42%	0.56%	0.02%	0.01%
Expense waiver/reimbursement[5]	1.05%[4]	0.32%	0.16%	0.18%	0.51%	0.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,856	$48,615	$44,257	$42,390	$51,059	$231,222

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.023	0.015	0.008	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.023	0.015	0.008	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.33%	2.36%	1.53%	0.75%	0.27%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.06%[4]	1.33%	2.36%	1.56%	0.71%	0.26%
Expense waiver/ reimbursement[5]	0.10%[4]	0.10%	0.10%	0.13%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,657,528	$18,814,127	$16,862,096	$5,770,600	$2,868,583	$6,447,093

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020	Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.013	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	—
Total From Investment Operations	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%[5]
Net investment income	0.07%[5]	1.32%	2.39%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$300,295	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.013	0.005	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.013	0.005	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.09%	2.10%	1.28%	0.50%	0.08%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.45%	0.45%	0.45%	0.45%	0.40%
Net investment income	0.01%[4]	1.06%	2.09%	1.31%	0.47%	0.08%
Expense waiver/reimbursement[5]	0.29%[4]	0.10%	0.10%	0.13%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,229,782	$3,016,273	$2,757,262	$1,799,914	$1,215,338	$2,044,619

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.016	0.008	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.007	0.016	0.008	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.72%	1.65%	0.83%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.81%	0.90%	0.90%	0.79%	0.54%
Net investment income	0.01%[4]	0.71%	1.64%	0.80%	0.16%	0.01%
Expense waiver/reimbursement[5]	0.74%[4]	0.19%	0.10%	0.13%	0.24%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,284,984	$1,125,251	$1,043,702	$998,683	$1,196,268	$1,477,770

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.007	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.015	0.007	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.62%	1.51%	0.72%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.92%	1.03%	1.00%	0.70%	0.51%
Net investment income	0.01%[4]	0.63%	1.49%	0.72%	0.02%	0.01%
Expense waiver/reimbursement[5]	0.99%[4]	0.34%	0.21%	0.23%	0.57%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,058	$33,265	$32,789	$29,911	$28,365	$472,110

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.012	0.022	0.013	0.007	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.012	0.022	0.014	0.007	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.23%	2.26%	1.43%	0.65%	0.17%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.01%[4]	1.20%	2.25%	1.46%	0.45%	0.17%
Expense waiver/reimbursement[5]	0.15%[4]	0.10%	0.10%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$413,649	$548,708	$670,114	$398,852	$203,594	$1,570,124

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.018	0.010	0.003	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.018	0.010	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.87%	1.85%	1.02%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.66%	0.70%	0.70%	0.63%	0.55%
Net investment income	0.01%[4]	0.86%	1.90%	1.03%	0.15%	0.01%
Expense waiver/reimbursement[5]	0.55%[4]	0.14%	0.10%	0.13%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,680,907	$3,667,951	$3,502,863	$19,829	$13,188	$83,706

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,048,000,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	20,696,287,183
Investment in securities, at amortized cost and fair value	24,744,287,183
Cash	300,686,445
Income receivable	4,806,872
Income receivable from affiliated holdings	79,133
Receivable for shares sold	20,104,614
Total Assets	25,069,964,247
Liabilities:
Payable for shares redeemed	44,472,264
Income distribution payable	33,012
Payable for investment adviser fee (Note 4)	191,669
Payable for administrative fee (Note 4)	160,779
Payable for distribution services fee (Note 4)	66,679
Payable for other service fees (Notes 2 and 4)	260,739
Accrued expenses (Note 4)	1,768,703
Total Liabilities	46,953,845
Net assets for 25,023,015,172 shares outstanding	$25,023,010,402
Net Assets Consist of:
Paid-in capital	$25,023,006,356
Total distributable earnings (loss)	4,046
Total Net Assets	$25,023,010,402
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,377,951,374 ÷ 1,377,951,637 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$40,856,062 ÷ 40,856,070 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$15,657,527,804 ÷ 15,657,530,789 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$300,294,974 ÷ 300,295,031 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,229,782,093 ÷ 2,229,782,519 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,284,983,624 ÷ 1,284,983,868 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$37,058,377 ÷ 37,058,384 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$413,648,687 ÷ 413,648,766 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,680,907,407 ÷ 3,680,908,108 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$35,135,514
Dividends received from affiliated holdings*	832,738
TOTAL INCOME	35,968,252
Expenses:
Investment adviser fee (Note 4)	26,786,327
Administrative fee (Note 4)	10,746,387
Custodian fees	467,986
Transfer agent fees (Note 2)	3,051,990
Directors’/Trustees’ fees (Note 4)	67,246
Auditing fees	11,473
Legal fees	5,261
Portfolio accounting fees	146,878
Distribution services fee (Note 4)	6,968,407
Other service fees (Notes 2 and 4)	11,759,238
Share registration costs	348,540
Printing and postage	276,578
Miscellaneous (Note 4)	108,551
TOTAL EXPENSES	60,744,862
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	(13,585,697)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(17,472,548)
TOTAL WAIVERS AND REIMBURSEMENTS	(31,058,245)
Net expenses	29,686,617
Net investment income	6,281,635
Net realized gain on investments (including net realized gain of $7 on sales of investments in affiliated holdings)	8,836
Change in net assets resulting from operations	$6,290,471

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,281,635	$359,579,995
Net realized gain (loss)	8,836	52,710
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,290,471	359,632,705
Distributions to Shareholders:
Automated Shares	(77,741)	(16,843,929)
Class R Shares	(2,146)	(248,645)
Wealth Shares	(5,715,217)	(256,180,113)
Advisor Shares	(115,891)	(4,429,409)
Service Shares	(135,052)	(34,575,442)
Cash II Shares	(62,271)	(7,711,336)
Cash Series Shares	(1,881)	(217,406)
Capital Shares	(32,618)	(7,930,540)
Trust Shares	(189,785)	(31,478,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,332,602)	(359,615,763)
Share Transactions:
Proceeds from sale of shares	9,812,952,413	41,712,534,158
Net asset value of shares issued to shareholders in payment of distributions declared	5,894,448	335,636,444
Cost of shares redeemed	(14,029,675,619)	(39,682,621,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,210,828,758)	2,365,548,935
Change in net assets	(4,210,870,889)	2,365,565,877
Net Assets:
Beginning of period	29,233,881,291	26,868,315,414
End of period	$25,023,010,402	$29,233,881,291
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services
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recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,058,245 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$815,174	$(716)	$(315,803)
Class R Shares	62,773	(2,260)	(45,292)
Wealth Shares	1,073,917	(80)	—
Advisor Shares	21,620	—	—
Service Shares	160,495	—	—
Cash II Shares	642,544	—	(274,751)
Cash Series Shares	19,212	—	(8,035)
Capital Shares	29,063	—	—
Trust Shares	227,192	(4)	—
TOTAL	$3,051,990	$(3,060)	$(643,881)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $29,633 of other service fees for the six months ended January 31, 2021. Subject to the terms described in the Expense Limitation note, FSSC
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may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,025,727	$(61,096)	$(1,926,165)
Class R Shares	53,642	(276)	(53,366)
Service Shares	3,260,656	(2,933)	(2,526,450)
Cash II Shares	1,516,334	(13,404)	(1,502,930)
Cash Series Shares	45,788	(223)	(45,565)
Capital Shares	236,505	(8,119)	(104,195)
Trust Shares	4,620,586	—	(4,620,586)
TOTAL	$11,759,238	$(86,051)	$(10,779,257)
For the six months ended January 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
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securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	725,652,203	$725,652,203	1,758,276,041	$1,758,276,041
Shares issued to shareholders in payment of distributions declared	76,082	76,082	16,647,845	16,647,845
Shares redeemed	(951,189,095)	(951,189,095)	(1,850,460,085)	(1,850,460,085)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(225,460,810)	$(225,460,810)	(75,536,199)	$(75,536,199)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	16,500,827	$16,500,827	27,445,309	$27,445,309
Shares issued to shareholders in payment of distributions declared	2,114	2,114	247,196	247,196
Shares redeemed	(24,262,186)	(24,262,186)	(23,333,858)	(23,333,858)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(7,759,245)	$(7,759,245)	4,358,647	$4,358,647
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,569,901,087	$5,569,901,087	28,640,379,005	$28,640,379,005
Shares issued to shareholders in payment of distributions declared	5,287,318	5,287,318	234,495,334	234,495,334
Shares redeemed	(8,731,760,196)	(8,731,760,196)	(26,922,855,195)	(26,922,855,195)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(3,156,571,791)	$(3,156,571,791)	1,952,019,144	$1,952,019,144
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	125,257,333	$125,257,333	884,263,886	$884,263,886
Shares issued to shareholders in payment of distributions declared	115,892	115,892	4,429,608	4,429,608
Shares redeemed	(201,355,678)	(201,355,678)	(788,700,279)	(788,700,279)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(75,982,453)	$(75,982,453)	99,993,215	$99,993,215
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	761,801,937	$761,801,937	5,238,090,768	$5,238,090,768
Shares issued to shareholders in payment of distributions declared	129,089	129,089	33,107,271	33,107,271
Shares redeemed	(1,548,417,366)	(1,548,417,366)	(5,012,188,657)	(5,012,188,657)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(786,486,340)	$(786,486,340)	259,009,382	$259,009,382
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	933,772,033	$933,772,033	1,804,367,389	$1,804,367,389
Shares issued to shareholders in payment of distributions declared	62,148	62,148	7,694,480	7,694,480
Shares redeemed	(774,099,392)	(774,099,392)	(1,730,513,658)	(1,730,513,658)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	159,734,789	$159,734,789	81,548,211	$81,548,211
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	28,325,569	$28,325,569	53,724,382	$53,724,382
Shares issued to shareholders in payment of distributions declared	1,859	1,859	213,355	213,355
Shares redeemed	(24,533,542)	(24,533,542)	(53,461,835)	(53,461,835)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,793,886	$3,793,886	475,902	$475,902
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	159,511,546	$159,511,546	719,368,195	$719,368,195
Shares issued to shareholders in payment of distributions declared	30,277	30,277	7,340,811	7,340,811
Shares redeemed	(294,599,933)	(294,599,933)	(848,115,152)	(848,115,152)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(135,058,110)	$(135,058,110)	(121,406,146)	$(121,406,146)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,492,229,878	$1,492,229,878	2,586,619,183	$2,586,619,183
Shares issued to shareholders in payment of distributions declared	189,669	189,669	31,460,544	31,460,544
Shares redeemed	(1,479,458,231)	(1,479,458,231)	(2,452,992,948)	(2,452,992,948)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	12,961,316	$12,961,316	165,086,779	$165,086,779
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,210,828,758)	$(4,210,828,758)	2,365,548,935	$2,365,548,935
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $13,585,624 of its fee and voluntarily reimbursed $3,060 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $73.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$111,685	$(111,683)
Cash II Shares	2,126,106	(2,102,122)
Cash Series Shares	110,030	(109,362)
Trust Shares	4,620,586	(3,637,132)
TOTAL	$6,968,407	$(5,960,299)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended January 31, 2021, FSSC received $1,212 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the
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one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]1.26
Class R Shares	$1,000	$1,000.10	$[3]1.26
Wealth Shares	$1,000	$1,000.30	$1.01
Advisor Shares	$1,000	$1,000.30	$1.01
Service Shares	$1,000	$1,000.10	$[4]1.26
Cash II Shares	$1,000	$1,000.10	$[5]1.26
Cash Series Shares	$1,000	$1,000.10	$[6]1.26
Capital Shares	$1,000	$1,000.10	$[7]1.26
Trust Shares	$1,000	$1,000.10	$[8]1.26
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.95	$[2]1.28
Class R Shares	$1,000	$1,023.95	$[3]1.28
Wealth Shares	$1,000	$1,024.20	$1.02
Advisor Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.95	$[4]1.28
Cash II Shares	$1,000	$1,023.95	$[5]1.28
Cash Series Shares	$1,000	$1,023.95	$[6]1.28
Capital Shares	$1,000	$1,023.95	$[7]1.28
Trust Shares	$1,000	$1,023.95	$[8]1.28

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.25%
Automated Shares	0.25%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.25%
Capital Shares	0.25%
Trust Shares	0.25%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.58, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

Semi-Annual Shareholder Report
41

Evaluation and Approval of Advisory Contract–May 2020
Federated Prime Cash Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PRIME CASH OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund
(formerly, Federated Prime Cash Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	50.5%
Bank Instruments	21.3%
Other Repurchase Agreements and Repurchase Agreements	16.2%
Variable Rate Instruments	3.2%
U.S. Treasury Securities	1.5%
Municipal Bond	0.2%
Cash Equivalent[2]	6.0%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.8%
8-30 Days	15.8%
31-90 Days	24.7%
91-180 Days	15.9%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	1.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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2

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 50.5%
		Finance - Banking— 21.0%
$ 90,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	$90,000,000
100,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190%, 2/25/2021	99,987,333
335,500,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.260%, 4/27/2021 - 7/22/2021	335,209,847
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,958
258,100,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.281%, 4/19/2021 - 9/7/2021	257,888,883
470,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	469,933,500
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,885,287
32,500,000		Malayan Banking Berhad, New York - CPLOC, (Wells Fargo Bank, N.A. LOC), 0.310%, 4/19/2021	32,478,451
95,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	94,920,200
1,143,500,000		Nationwide Building Society, 0.160% - 0.255%, 2/2/2021 - 3/10/2021	1,143,372,416
924,500,000		NRW.Bank, 0.155% - 0.225%, 2/8/2021 - 6/1/2021	924,211,564
150,000,000	[2]	Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	150,000,000
110,000,000	[2]	Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	110,000,000
175,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	174,995,917
575,000,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.230%, 4/8/2021 - 7/7/2021	574,670,396
590,000,000		Toronto Dominion Bank, 0.220% - 0.654%, 2/19/2021 - 4/30/2021	589,745,778
		TOTAL	5,257,273,530
		Finance - Commercial— 5.7%
145,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	144,973,743
24,250,000		CAFCO, LLC, 0.210%, 3/11/2021	24,244,625
75,000,000		CHARTA, LLC, 0.210% - 0.230%, 4/16/2021 - 5/4/2021	74,959,819
50,000,000		CRC Funding, LLC, 0.220%, 4/9/2021	49,979,528
181,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/12/2021	181,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
230,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/16/2021	230,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	150,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	$80,000,000
45,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	45,000,000
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	150,000,000
		TOTAL	1,435,157,715
		Finance - Retail— 8.9%
483,000,000		Chariot Funding LLC, 0.190% - 0.220%, 2/9/2021 - 5/20/2021	482,919,665
120,000,000		Fairway Finance Co. LLC, 0.200% - 0.210%, 3/2/2021 - 4/7/2021	119,969,002
330,000,000		Old Line Funding, LLC, 0.180% - 0.260%, 2/25/2021 - 7/6/2021	329,766,321
20,000,000		Old Line Funding, LLC, 0.240%, 3/15/2021	19,994,400
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,953,819
10,000,000		Old Line Funding, LLC, 0.290%, 7/6/2021	9,987,514
971,000,000		Sheffield Receivables Company LLC, 0.190% - 0.250%, 2/2/2021 - 4/23/2021	970,801,795
184,000,000		Thunder Bay Funding, LLC, 0.190% - 0.210%, 2/24/2021 - 4/22/2021	183,943,255
65,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	64,931,479
		TOTAL	2,232,267,250
		Finance - Securities— 7.7%
88,000,000	[2]	Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.246% (1-month USLIBOR +0.120%), 5/12/2021	88,000,000
70,000,000	[2]	Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.252% (1-month USLIBOR +0.120%), 5/7/2021	70,000,000
477,000,000		Anglesea Funding LLC, 0.220% - 0.270%, 2/23/2021 - 6/11/2021	476,744,474
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	99,999,389
474,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.250% - 0.311%, 2/2/2021 - 7/20/2021	473,700,685
515,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.270%, 2/3/2021 - 8/11/2021	514,796,357
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Securities— continued
$ 40,000,000	[2]	Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 7/21/2021	$40,000,000
48,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 2/2/2021	47,999,720
100,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	99,999,722
		TOTAL	1,911,240,347
		Insurance— 0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/1/2021	20,000,000
		Sovereign— 7.1%
200,000,000		BNG Bank N.V., 0.180% - 0.200%, 3/4/2021 - 5/10/2021	199,919,478
295,000,000		Caisse des Depots et Consignations (CDC), 0.140% - 0.210%, 3/11/2021 - 4/28/2021	294,914,908
185,000,000		Erste Abwicklungsanstalt, 0.170% - 0.180%, 4/6/2021 - 4/12/2021	184,939,547
1,026,000,000		FMS Wertmanagement AoR, 0.160% - 0.225%, 2/2/2021 - 4/30/2021	1,025,728,288
75,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	74,938,250
		TOTAL	1,780,440,471
		TOTAL COMMERCIAL PAPER	12,636,379,313
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
550,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	550,000,000
100,000,000	[2]	Bank of Montreal, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	100,000,000
100,000,000	[2]	Bank of Montreal, 0.280% (Secured Overnight Financing Rate +0.240%), 2/1/2021	100,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.250%, 10/7/2021	200,000,000
615,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/3/2021 - 1/4/2022	615,000,000
130,000,000	[2]	Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	130,000,000
35,000,000	[2]	Canadian Imperial Bank of Commerce, 0.320% (Secured Overnight Financing Rate +0.280%), 2/1/2021	35,000,000
63,425,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.210%, 2/25/2021	63,425,000
320,000,000		Mizuho Bank Ltd., 0.150% - 0.180%, 4/8/2021 - 4/29/2021	320,000,000
175,000,000		MUFG Bank Ltd., 0.190%, 4/21/2021 - 4/22/2021	175,000,000
200,000,000		Nordea Bank Abp, 0.100%, 2/1/2021	200,000,000
100,000,000	[2]	Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	100,000,000
207,500,000	[2]	Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	207,500,000
50,000,000		Royal Bank of Canada, 0.970%, 5/24/2021	50,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$ 50,000,000		Sumitomo Mitsui Banking Corp., 0.150%, 3/15/2021	$50,005,824
575,000,000		Toronto Dominion Bank, 0.220% - 0.500%, 3/1/2021 - 10/4/2021	575,000,000
50,000,000		Toronto Dominion Bank, 0.270%, 10/8/2021	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,520,930,824
		TIME DEPOSITS— 7.2%
		Finance - Banking— 7.2%
950,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	950,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 0.100%, 2/3/2021	200,000,000
150,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	150,000,000
150,000,000		DNB Bank ASA, 0.050%, 2/1/2021	150,000,000
200,000,000		Mizuho Bank Ltd., 0.080%, 2/1/2021	200,000,000
150,000,000		Nordea Bank Abp, 0.060%, 2/1/2021	150,000,000
		TOTAL TIME DEPOSITS	1,800,000,000
	[2]	NOTES - VARIABLE— 3.2%
		Finance - Banking— 2.3%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
90,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	90,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.290% (Effective Fed Funds +0.220%), 2/1/2021	95,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2021	6,725,000
1,615,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2021	1,615,000
16,820,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	16,820,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	3,000,000
825,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2021	825,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.150%, 2/4/2021	29,435,000
12,746,100		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	12,746,100
35,000,000		Royal Bank of Canada, New York Branch, 0.270% (Secured Overnight Financing Rate +0.230%), 2/1/2021	35,000,000
2,685,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.160%, 2/4/2021	2,685,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.150%, 2/4/2021	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,270,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	$5,270,000
430,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.170%, 2/5/2021	430,000
34,465,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/3/2021	34,465,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	18,290,000
		TOTAL	567,306,100
		Government Agency— 0.9%
4,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	4,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,100,000
1,830,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.240%, 2/4/2021	1,830,000
6,615,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.150%, 2/4/2021	6,615,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,740,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.160%, 2/4/2021	25,622,500
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.150%, 2/4/2021	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.150%, 2/4/2021	6,960,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	21,000,000
5,410,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.150%, 2/4/2021	5,410,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.160%, 2/4/2021	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	7,600,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	$11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.150%, 2/4/2021	7,680,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	20,945,000
		TOTAL	228,142,500
		TOTAL NOTES - VARIABLE	795,448,600
	[1]	U.S. TREASURY— 1.5%
		U.S. Treasury Bills— 1.5%
95,000,000		United States Treasury Bills, 0.085%, 5/6/2021	94,978,915
100,000,000		United States Treasury Bills, 0.087%, 4/27/2021	99,979,340
120,000,000		United States Treasury Bills, 0.100%, 7/1/2021	119,950,000
67,000,000		United States Treasury Bills, 0.115%, 3/30/2021	66,987,801
		TOTAL U.S. TREASURY	381,896,056
		MUNICIPAL BONDS— 0.2%
		Municipal— 0.2%
10,000,000		Alabama State Public School & College Authority, (Series 2020B), 0.253%, 9/1/2021	10,000,000
30,000,000		Commonwealth of Massachusetts, (Series C) RANs, 0.250%, 6/17/2021	30,000,000
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	21,651,863
		TOTAL MUNICIPAL BONDS	61,651,863
		OTHER REPURCHASE AGREEMENTS— 13.6%
		Finance - Banking— 13.6%
75,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000		BMO Capital Markets Corp., 0.21%, dated 1/22/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,052,500 on 4/22/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,237 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000	BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
20,000,000	BMO Capital Markets Corp., 0.30%, dated 1/29/2021, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 2/1/2021, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $20,405,215 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
25,000,000	BNP Paribas S.A. 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	BNP Paribas S.A. 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
65,000,000	BNP Paribas S.A. 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
150,000,000	BNP Paribas S.A. 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
60,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which Sovereign with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
125,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
360,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,022,167 on 2/1/2021, in which corporate bonds, medium-term notes, sovereign, municipal bonds and treasury notes with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000,000
115,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
115,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
25,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/29/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,354 on 2/1/2021, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
45,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
20,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
100,000,000	Mizuho Securities USA, Inc., 0.56%, dated 9/4/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,112,000 on 3/30/2021 in which treasury notes with a market value of $122,405,712 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
150,000,000	Pershing LLC, 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
300,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 320,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$320,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.63%, dated 1/7/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,231,000 on 4/5/2021 in which convertible bonds with a market value of $153,066,938 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,410,000,000
	REPURCHASE AGREEMENTS— 2.6%
	Finance - Banking— 2.6%
250,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,250 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 and the market value of those underlying securities was $255,001,275.	250,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	$250,000,000
138,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	138,000,000
	TOTAL REPURCHASE AGREEMENTS	638,000,000
	INVESTMENT COMPANIES— 6.0%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.05%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.9% (AT AMORTIZED COST)[4]	24,744,287,183
	OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	278,723,219
	TOTAL NET ASSETS—100%	$25,023,010,402
Semi-Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$999,713,000	$500,267,520	$1,499,980,520
Purchases at Cost	$5,000	$5,003	$10,003
Proceeds from Sales	$(5,000)	$(5,003)	$(10,003)
Change in Unrealized Appreciation/ Depreciation	N/A	N/A	N/A
Net Realized Gain/(Loss)	$1	$6	$7
Value as of 1/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 1/31/2021	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$517,969	$314,769	$832,738

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
14

In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PLC	—Public Limited Company
RANs	—Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.023	0.015	0.008	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.023	0.015	0.008	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.33%	2.36%	1.53%	0.75%	0.27%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.06%[4]	1.33%	2.36%	1.56%	0.71%	0.26%
Expense waiver/ reimbursement[5]	0.10%[4]	0.10%	0.10%	0.13%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,657,528	$18,814,127	$16,862,096	$5,770,600	$2,868,583	$6,447,093

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,048,000,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	20,696,287,183
Investment in securities, at amortized cost and fair value	24,744,287,183
Cash	300,686,445
Income receivable	4,806,872
Income receivable from affiliated holdings	79,133
Receivable for shares sold	20,104,614
Total Assets	25,069,964,247
Liabilities:
Payable for shares redeemed	44,472,264
Income distribution payable	33,012
Payable for investment adviser fee (Note 4)	191,669
Payable for administrative fee (Note 4)	160,779
Payable for distribution services fee (Note 4)	66,679
Payable for other service fees (Notes 2 and 4)	260,739
Accrued expenses (Note 4)	1,768,703
Total Liabilities	46,953,845
Net assets for 25,023,015,172 shares outstanding	$25,023,010,402
Net Assets Consist of:
Paid-in capital	$25,023,006,356
Total distributable earnings (loss)	4,046
Total Net Assets	$25,023,010,402
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,377,951,374 ÷ 1,377,951,637 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$40,856,062 ÷ 40,856,070 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$15,657,527,804 ÷ 15,657,530,789 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$300,294,974 ÷ 300,295,031 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,229,782,093 ÷ 2,229,782,519 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,284,983,624 ÷ 1,284,983,868 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$37,058,377 ÷ 37,058,384 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$413,648,687 ÷ 413,648,766 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,680,907,407 ÷ 3,680,908,108 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$35,135,514
Dividends received from affiliated holdings*	832,738
TOTAL INCOME	35,968,252
Expenses:
Investment adviser fee (Note 4)	26,786,327
Administrative fee (Note 4)	10,746,387
Custodian fees	467,986
Transfer agent fees (Note 2)	3,051,990
Directors’/Trustees’ fees (Note 4)	67,246
Auditing fees	11,473
Legal fees	5,261
Portfolio accounting fees	146,878
Distribution services fee (Note 4)	6,968,407
Other service fees (Notes 2 and 4)	11,759,238
Share registration costs	348,540
Printing and postage	276,578
Miscellaneous (Note 4)	108,551
TOTAL EXPENSES	60,744,862
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	(13,585,697)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(17,472,548)
TOTAL WAIVERS AND REIMBURSEMENTS	(31,058,245)
Net expenses	29,686,617
Net investment income	6,281,635
Net realized gain on investments (including net realized gain of $7 on sales of investments in affiliated holdings)	8,836
Change in net assets resulting from operations	$6,290,471

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,281,635	$359,579,995
Net realized gain (loss)	8,836	52,710
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,290,471	359,632,705
Distributions to Shareholders:
Automated Shares	(77,741)	(16,843,929)
Class R Shares	(2,146)	(248,645)
Wealth Shares	(5,715,217)	(256,180,113)
Advisor Shares	(115,891)	(4,429,409)
Service Shares	(135,052)	(34,575,442)
Cash II Shares	(62,271)	(7,711,336)
Cash Series Shares	(1,881)	(217,406)
Capital Shares	(32,618)	(7,930,540)
Trust Shares	(189,785)	(31,478,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,332,602)	(359,615,763)
Share Transactions:
Proceeds from sale of shares	9,812,952,413	41,712,534,158
Net asset value of shares issued to shareholders in payment of distributions declared	5,894,448	335,636,444
Cost of shares redeemed	(14,029,675,619)	(39,682,621,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,210,828,758)	2,365,548,935
Change in net assets	(4,210,870,889)	2,365,565,877
Net Assets:
Beginning of period	29,233,881,291	26,868,315,414
End of period	$25,023,010,402	$29,233,881,291
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report
21

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,058,245 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$815,174	$(716)	$(315,803)
Class R Shares	62,773	(2,260)	(45,292)
Wealth Shares	1,073,917	(80)	—
Advisor Shares	21,620	—	—
Service Shares	160,495	—	—
Cash II Shares	642,544	—	(274,751)
Cash Series Shares	19,212	—	(8,035)
Capital Shares	29,063	—	—
Trust Shares	227,192	(4)	—
TOTAL	$3,051,990	$(3,060)	$(643,881)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $29,633 of other service fees for the six months ended January 31, 2021. Subject to the terms described in the Expense Limitation note, FSSC
Semi-Annual Shareholder Report
23

may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,025,727	$(61,096)	$(1,926,165)
Class R Shares	53,642	(276)	(53,366)
Service Shares	3,260,656	(2,933)	(2,526,450)
Cash II Shares	1,516,334	(13,404)	(1,502,930)
Cash Series Shares	45,788	(223)	(45,565)
Capital Shares	236,505	(8,119)	(104,195)
Trust Shares	4,620,586	—	(4,620,586)
TOTAL	$11,759,238	$(86,051)	$(10,779,257)
For the six months ended January 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report
24

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	725,652,203	$725,652,203	1,758,276,041	$1,758,276,041
Shares issued to shareholders in payment of distributions declared	76,082	76,082	16,647,845	16,647,845
Shares redeemed	(951,189,095)	(951,189,095)	(1,850,460,085)	(1,850,460,085)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(225,460,810)	$(225,460,810)	(75,536,199)	$(75,536,199)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	16,500,827	$16,500,827	27,445,309	$27,445,309
Shares issued to shareholders in payment of distributions declared	2,114	2,114	247,196	247,196
Shares redeemed	(24,262,186)	(24,262,186)	(23,333,858)	(23,333,858)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(7,759,245)	$(7,759,245)	4,358,647	$4,358,647
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,569,901,087	$5,569,901,087	28,640,379,005	$28,640,379,005
Shares issued to shareholders in payment of distributions declared	5,287,318	5,287,318	234,495,334	234,495,334
Shares redeemed	(8,731,760,196)	(8,731,760,196)	(26,922,855,195)	(26,922,855,195)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(3,156,571,791)	$(3,156,571,791)	1,952,019,144	$1,952,019,144
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	125,257,333	$125,257,333	884,263,886	$884,263,886
Shares issued to shareholders in payment of distributions declared	115,892	115,892	4,429,608	4,429,608
Shares redeemed	(201,355,678)	(201,355,678)	(788,700,279)	(788,700,279)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(75,982,453)	$(75,982,453)	99,993,215	$99,993,215
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	761,801,937	$761,801,937	5,238,090,768	$5,238,090,768
Shares issued to shareholders in payment of distributions declared	129,089	129,089	33,107,271	33,107,271
Shares redeemed	(1,548,417,366)	(1,548,417,366)	(5,012,188,657)	(5,012,188,657)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(786,486,340)	$(786,486,340)	259,009,382	$259,009,382
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	933,772,033	$933,772,033	1,804,367,389	$1,804,367,389
Shares issued to shareholders in payment of distributions declared	62,148	62,148	7,694,480	7,694,480
Shares redeemed	(774,099,392)	(774,099,392)	(1,730,513,658)	(1,730,513,658)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	159,734,789	$159,734,789	81,548,211	$81,548,211
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	28,325,569	$28,325,569	53,724,382	$53,724,382
Shares issued to shareholders in payment of distributions declared	1,859	1,859	213,355	213,355
Shares redeemed	(24,533,542)	(24,533,542)	(53,461,835)	(53,461,835)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,793,886	$3,793,886	475,902	$475,902
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	159,511,546	$159,511,546	719,368,195	$719,368,195
Shares issued to shareholders in payment of distributions declared	30,277	30,277	7,340,811	7,340,811
Shares redeemed	(294,599,933)	(294,599,933)	(848,115,152)	(848,115,152)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(135,058,110)	$(135,058,110)	(121,406,146)	$(121,406,146)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,492,229,878	$1,492,229,878	2,586,619,183	$2,586,619,183
Shares issued to shareholders in payment of distributions declared	189,669	189,669	31,460,544	31,460,544
Shares redeemed	(1,479,458,231)	(1,479,458,231)	(2,452,992,948)	(2,452,992,948)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	12,961,316	$12,961,316	165,086,779	$165,086,779
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,210,828,758)	$(4,210,828,758)	2,365,548,935	$2,365,548,935
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $13,585,624 of its fee and voluntarily reimbursed $3,060 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $73.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$111,685	$(111,683)
Cash II Shares	2,126,106	(2,102,122)
Cash Series Shares	110,030	(109,362)
Trust Shares	4,620,586	(3,637,132)
TOTAL	$6,968,407	$(5,960,299)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended January 31, 2021, FSSC received $1,212 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the
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one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	$1.02

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2020
Federated Prime Cash Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PRIME CASH OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report
38

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report
39

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund
(formerly, Federated Institutional Prime Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	46.1%
Other Repurchase Agreements and Repurchase Agreements	20.9%
Bank Instruments	19.8%
Variable Instruments	8.3%
U.S. Treasuries	5.1%
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	41.9%
8-30 Days	13.9%
31-90 Days	25.6%
91-180 Days	14.8%
181 Days or more	4.2%
Other Assets and Liabilities—Net[3]	(0.4)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 46.1%
		Aerospace/Auto— 2.2%
$ 150,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.210% - 0.250%, 3/18/2021 - 5/20/2021	$149,923,975
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.240%, 5/5/2021	49,980,800
315,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230% - 0.240%, 4/28/2021 - 5/5/2021	314,885,758
		TOTAL	514,790,533
		Finance - Banking— 16.3%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	100,000,000
180,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190% - 0.250%, 2/25/2021 - 7/7/2021	179,926,047
161,200,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.250%, 4/27/2021 - 7/22/2021	161,112,693
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,959
205,700,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.210% - 0.240%, 4/19/2021 - 6/1/2021	205,597,126
100,000,000		BofA Securities, Inc., 0.190%, 2/4/2021	100,000,000
695,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	694,904,410
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,904,675
99,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.170%, 3/5/2021	98,985,040
50,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	49,981,546
605,000,000		Nationwide Building Society, 0.145% - 0.190%, 2/8/2021 - 3/12/2021	604,942,406
710,000,000		NRW.Bank, 0.180% - 0.215%, 2/8/2021 - 4/8/2021	709,880,129
155,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	154,996,384
207,950,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.210%, 4/8/2021 - 7/7/2021	207,845,415
350,000,000		Toronto Dominion Bank, 0.220%, 2/19/2021 - 3/31/2021	349,943,834
		TOTAL	3,827,993,664
		Finance - Commercial— 4.4%
295,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	294,947,469
38,000,000		CAFCO, LLC, 0.170% - 0.200%, 4/23/2021 - 7/6/2021	37,975,520
50,000,000		CHARTA, LLC, 0.220%, 4/12/2021	49,983,169
35,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	35,000,000
120,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	120,007,616
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	$150,009,735
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	40,002,390
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
		TOTAL	1,032,925,899
		Finance - Retail— 5.5%
553,000,000		Chariot Funding LLC, 0.190% - 0.210%, 2/8/2021 - 7/7/2021	552,826,649
70,000,000		Fairway Finance Co. LLC, 0.240%, 6/1/2021	69,951,927
295,000,000		Old Line Funding, LLC, 0.190% - 0.250%, 2/9/2021 - 6/21/2021	294,920,743
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,963,167
265,000,000		Sheffield Receivables Company LLC, 0.200% - 0.230%, 2/16/2021 - 3/24/2021	264,953,506
50,000,000		Thunder Bay Funding, LLC, 0.210%, 4/22/2021	49,985,590
10,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	9,989,920
		TOTAL	1,292,591,502
		Finance - Securities— 7.4%
365,000,000		Anglesea Funding LLC, 0.230% - 0.270%, 2/8/2021 - 7/1/2021	364,835,174
115,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	114,999,297
249,150,000		Collateralized Commercial Paper FLEX Co., LLC, 0.230% - 0.301%, 2/3/2021 - 7/20/2021	249,070,521
655,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.260%, 2/3/2021 - 8/27/2021	654,627,196
100,000,000		Longship Funding LLC, 0.200% - 0.210%, 2/2/2021 - 2/24/2021	99,993,320
245,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	244,999,319
		TOTAL	1,728,524,827
		Insurance— 1.2%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,999,000
260,000,000		UnitedHealth Group, Inc., 0.180% - 0.220%, 2/10/2021 - 3/31/2021	259,957,967
		TOTAL	279,956,967
		Sovereign— 9.1%
635,000,000		BNG Bank N.V., 0.140% - 0.190%, 4/1/2021 - 5/10/2021	634,791,972
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 548,873,000		Caisse des Depots et Consignations (CDC), 0.145% - 0.210%, 3/10/2021 - 4/27/2021	$548,728,300
200,000,000		Erste Abwicklungsanstalt, 0.180%, 4/6/2021 - 4/9/2021	199,949,572
704,000,000		FMS Wertmanagement AoR, 0.200% - 0.225%, 2/19/2021 - 4/22/2021	703,841,935
50,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	49,969,084
		TOTAL	2,137,280,863
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $10,813,542,145)	10,814,064,255
		CERTIFICATES OF DEPOSIT— 10.5%
		Finance - Banking— 10.5%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
530,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	530,000,000
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,104,492
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,031,612
850,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/4/2021 - 1/4/2022	850,626,380
150,000,000		Mizuho Bank Ltd., 0.150%, 4/29/2021	150,000,000
75,000,000		MUFG Bank Ltd., 0.190%, 4/22/2021	75,004,664
540,000,000		Toronto Dominion Bank, 0.220% - 0.600%, 3/1/2021 - 10/4/2021	540,358,077
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,460,000,000)	2,461,125,225
		TIME DEPOSITS— 9.3%
		Finance - Banking— 9.3%
1,175,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	1,175,000,000
1,000,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	1,000,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $2,175,000,000)	2,175,000,000
	[2]	NOTES - VARIABLE— 8.3%
		Finance - Banking— 6.3%
123,000,000		Bank of Montreal, 0.314% (3-month USLIBOR +0.100%), 2/12/2021	123,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	65,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.280% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.060%, 2/4/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	50,000,000
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.180%, 2/4/2021	4,860,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.060%, 2/3/2021	$32,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.110%, 2/3/2021	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/4/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/4/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	7,595,000
13,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	13,920,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.060%, 2/3/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.150%, 2/4/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,000,000
20,780,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	20,780,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,780,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.270%, 2/4/2021	34,000,000
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.220%, 2/4/2021	4,385,000
45,000,000		Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	45,000,000
100,000,000		Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	100,000,000
175,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	175,050,442
125,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	125,037,767
25,000,000		Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	25,006,381
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.150%, 2/4/2021	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.150%, 2/4/2021	$20,000,000
690,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	690,000
205,000,000		Toronto Dominion Bank, 0.390% (Effective Fed Funds +0.320%), 2/1/2021	205,000,000
25,000,000		Toronto Dominion Bank, 0.513% (3-month USLIBOR +0.300%), 4/27/2021	25,018,658
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	4,300,000
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.170%, 2/4/2021	6,485,000
		TOTAL	1,473,828,248
		Finance - Securities— 0.8%
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.222% (1-month USLIBOR +0.100%), 7/30/2021	100,000,000
42,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.253% (1-month USLIBOR +0.120%), 2/9/2021	42,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 4/22/2021	40,000,000
		TOTAL	182,000,000
		Government Agency— 1.2%
2,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,285,000
10,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	10,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,830,000
8,350,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,350,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,640,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.150%, 2/4/2021	$5,640,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	805,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,975,000
		TOTAL	283,790,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,939,505,000)	1,939,618,248
		U.S. TREASURY— 5.1%
	[3]	U.S. Treasury Bills— 5.1%
29,000,000		United States Treasury Bills, 0.120%, 2/25/2021	28,997,680
250,000,000		United States Treasury Bills, 0.115%, 3/4/2021	249,974,974
375,000,000		United States Treasury Bills, 0.087%, 4/27/2021	374,951,303
Semi-Annual Shareholder Report
8

Principal Amount			Value
		U.S. TREASURY— continued
	[3]	U.S. Treasury Bills— continued
$ 380,000,000		United States Treasury Bills, 0.085%, 5/6/2021	$379,930,247
160,000,000		United States Treasury Bills, 0.100%, 7/1/2021	159,946,667
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,193,744,174)	1,193,800,871
		ASSET-BACKED SECURITIES— 0.1%
		Finance - Automotive— 0.1%
14,622,689		Enterprise Fleet Financing LLC 2020-2, Class A1, 0.239%, 10/20/2021	14,623,005
11,996,845		Westlake Automobile Receivables Trust 2020-3, Class A1, 0.206%, 10/15/2021	11,996,728
11,511,291		Wheels SPV 2, LLC 2020-1, Class A1, 0.244%, 9/20/2021	11,512,054
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,130,825)	38,131,787
		MUNICIPAL BOND— 0.1%
		Municipal— 0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021 (IDENTIFIED COST $21,651,864)	21,675,861
		OTHER REPURCHASE AGREEMENTS— 16.2%
		Finance - Banking— 16.2%
80,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000		BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
125,000,000		BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000		BNP Paribas SA, 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	BNP Paribas SA, 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
61,000,000	BNP Paribas SA, 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	61,000,000
75,000,000	BNP Paribas SA, 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 5/5/2021, in which convertible bonds with a market value of $102,055,449 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 5/5/2021, in which American depositary receipts, convertible bonds, corporate bonds, exchange traded funds and medium-term notes with a market value of $255,139,375 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Citigroup Global Markets, Inc., 0.27%, dated 1/29/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,005,625 on 2/1/2021, in which common stocks, convertible bonds and exchange traded funds with a market value of $255,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
33,400,000	Citigroup Global Markets, Inc., 0.57%, dated 1/29/2021, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,663 on 2/1/2021, in which certificate of deposit, corporate bonds and medium-term notes with a market value of $35,917,879 have been received as collateral and held with BNY Mellon as tri-party agent.	33,400,000
25,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which sovereign debt with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 95,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
75,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, treasury bills and treasury notes with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
225,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,019,000 on 2/1/2021, in which corporate bonds, medium-term notes, municipal bonds, sovereign debt and treasury bonds with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
110,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	Credit Agricole S.A., 0.20%, dated 1/28/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,167 on 2/4/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $127,502,125 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
110,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 130,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
85,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
10,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
100,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which common stocks with a market value of $102,002,297 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
450,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 306,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$306,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which treasury bonds and treasury notes with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,815,400,000)	3,815,400,000
	REPURCHASE AGREEMENTS— 4.7%
	Finance - Banking— 4.7%
750,000,000	Citigroup Global Markets, Inc., 0.06%, dated 1/29/2021, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,003,750 on 2/1/2021, in which Sovereign with a market value of $765,003,827 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	200,000,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 149,741,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	$149,741,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,099,741,000)	1,099,741,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $23,556,715,008)[4]	23,558,557,247
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(99,370,119)
	TOTAL NET ASSETS—100%	$23,459,187,128

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
14

As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0063	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011	0.001
Total From Investment Operations	0.0004	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	0.04%	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	0.11%[4]	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/ reimbursement[5]	0.13%[4]	1.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,385,305	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0112	0.0218	0.0134	0.0040	0.001
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0002	0.0000[1]	0.0012	0.001
Total From Investment Operations	(0.0001)	0.0115	0.0220	0.0134	0.0052	0.002
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0040)	(0.001)
Distributions from net realized gain	—	—	—	—	(0.0009)	(0.001)
Total Distributions	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0049)	(0.002)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003	$1.00
Total Return[2]	(0.01)%	1.15%	2.22%	1.35%	0.43%	0.07%
Ratios to Average Net Assets:
Net expenses[3]	0.26%[4]	0.40%	0.37%	0.39%	0.45%	0.39%
Net investment income	0.01%[4]	1.22%	2.21%	1.33%	0.13%	0.07%
Expense waiver/reimbursement[5]	0.25%[4]	0.13%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,623	$83,818	$93,979	$47,817	$37,873	$1,841,641

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0003	0.0131	0.0234	0.0151	0.0058	0.002
Net realized and unrealized gain (loss)	(0.0002)	0.0004	0.0002	0.0000[1]	0.0010	0.001
Total From Investment Operations	0.0001	0.0135	0.0236	0.0151	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0003)	(0.0131)	(0.0234)	(0.0151)	(0.0058)	(0.002)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0003)	(0.0131)	(0.0234)	(0.0151)	(0.0066)	(0.003)
Net Asset Value, End of Period	$1.0006	$1.0008	$1.0004	$1.0002	$1.0002	$1.00
Total Return[2]	0.01%	1.35%	2.39%	1.52%	0.60%	0.21%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.23%	0.25%	0.26%
Net investment income	0.06%[4]	1.19%	2.31%	1.52%	0.34%	0.22%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,259	$23,527	$14,374	$25,206	$14,549	$526,605

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Hermes Institutional Prime Obligations FundJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,915,141,000
Investment in securities	18,643,416,247
Investment in securities, at value (identified cost $23,556,715,008)	23,558,557,247
Income receivable	6,330,819
Total Assets	23,564,888,066
Liabilities:
Payable for investments purchased	103,700,000
Bank overdraft	45,993
Income distribution payable	1,107,403
Payable to adviser (Note 5)	135,674
Payable for administrative fee (Note 5)	150,588
Accrued expenses (Note 5)	561,280
Total Liabilities	105,700,938
Net assets for 23,447,859,602 shares outstanding	$23,459,187,128
Net Assets Consist of:
Paid-in capital	$23,458,809,848
Total distributable earnings (loss)	377,280
Total Net Assets	$23,459,187,128
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$23,385,305,298 ÷ 23,374,016,353 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$54,623,014 ÷ 54,595,409 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$19,258,816 ÷ 19,247,840 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Hermes Institutional Prime Obligations FundSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$32,545,448
Expenses:
Investment adviser fee (Note 5)	24,448,144
Administrative fee (Note 5)	9,530,925
Custodian fees	383,249
Transfer agent fees	107,704
Directors’/Trustees’ fees (Note 5)	53,666
Auditing fees	12,025
Legal fees	5,261
Portfolio accounting fees	140,884
Other service fees (Notes 2 and 5)	81,165
Share registration costs	40,001
Printing and postage	15,329
Miscellaneous (Note 5)	62,161
TOTAL EXPENSES	34,880,514
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(15,864,262)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(39,248)
TOTAL WAIVERS AND REIMBURSEMENT	(15,903,510)
Net expenses	18,977,004
Net investment income	13,568,444
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	105,662
Net change in unrealized appreciation of investments	(5,418,157)
Net realized and unrealized gain (loss) on investments	(5,312,495)
Change in net assets resulting from operations	$8,255,949
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Hermes Institutional Prime Obligations Fund

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,568,444	$321,390,201
Net realized gain (loss)	105,662	(1,568,343)
Net change in unrealized appreciation/depreciation	(5,418,157)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,255,949	323,510,113
Distributions to Shareholders:
Institutional Shares	(13,564,152)	(319,807,042)
Service Shares	(3,223)	(1,400,428)
Capital Shares	(7,745)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,575,120)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	24,632,061,916	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	2,433,211	53,575,799
Cost of shares redeemed	(24,888,723,992)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(254,228,865)	2,461,537,481
Change in net assets	(259,548,036)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$23,459,187,128	$23,718,735,164
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $15,903,510 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$74,572	$(499)	$(38,749)
Capital Shares	6,593	—	—
TOTAL	$81,165	$(499)	$(38,749)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,218,618,553	$24,231,660,792	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	2,421,413	2,422,716	52,072,038	52,091,304
Shares redeemed	(24,441,851,335)	(24,454,870,050)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(220,811,369)	$(220,786,542)	2,456,394,053	$2,462,590,372
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	148,242,252	$148,320,706	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	2,749	2,750	1,251,498	1,251,881
Shares redeemed	(177,412,833)	(177,502,462)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,167,832)	$(29,179,006)	(10,181,874)	$(10,186,006)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	251,926,755	$252,080,418	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	7,739	7,745	232,523	232,614
Shares redeemed	(256,195,002)	(256,351,480)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,260,508)	$(4,263,317)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(254,239,709)	$(254,228,865)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $23,556,715,008. The net unrealized appreciation of investments for federal tax purposes was $1,842,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,877,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,201.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $15,864,262 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $499 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines,
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cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$[2]0.76
Service Shares	$1,000	$999.90	$[3]1.31
Capital Shares	$1,000	$1,000.10	$[4]1.01
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$[2]0.77
Service Shares	$1,000	$1,023.89	$[3]1.33
Capital Shares	$1,000	$1,024.20	$[4]1.02

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.26%
Capital Shares	0.20%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450200 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund
(formerly, Federated Institutional Prime Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	46.1%
Other Repurchase Agreements and Repurchase Agreements	20.9%
Bank Instruments	19.8%
Variable Instruments	8.3%
U.S. Treasuries	5.1%
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	41.9%
8-30 Days	13.9%
31-90 Days	25.6%
91-180 Days	14.8%
181 Days or more	4.2%
Other Assets and Liabilities—Net[3]	(0.4)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 46.1%
		Aerospace/Auto— 2.2%
$ 150,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.210% - 0.250%, 3/18/2021 - 5/20/2021	$149,923,975
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.240%, 5/5/2021	49,980,800
315,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230% - 0.240%, 4/28/2021 - 5/5/2021	314,885,758
		TOTAL	514,790,533
		Finance - Banking— 16.3%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	100,000,000
180,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190% - 0.250%, 2/25/2021 - 7/7/2021	179,926,047
161,200,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.250%, 4/27/2021 - 7/22/2021	161,112,693
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,959
205,700,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.210% - 0.240%, 4/19/2021 - 6/1/2021	205,597,126
100,000,000		BofA Securities, Inc., 0.190%, 2/4/2021	100,000,000
695,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	694,904,410
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,904,675
99,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.170%, 3/5/2021	98,985,040
50,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	49,981,546
605,000,000		Nationwide Building Society, 0.145% - 0.190%, 2/8/2021 - 3/12/2021	604,942,406
710,000,000		NRW.Bank, 0.180% - 0.215%, 2/8/2021 - 4/8/2021	709,880,129
155,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	154,996,384
207,950,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.210%, 4/8/2021 - 7/7/2021	207,845,415
350,000,000		Toronto Dominion Bank, 0.220%, 2/19/2021 - 3/31/2021	349,943,834
		TOTAL	3,827,993,664
		Finance - Commercial— 4.4%
295,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	294,947,469
38,000,000		CAFCO, LLC, 0.170% - 0.200%, 4/23/2021 - 7/6/2021	37,975,520
50,000,000		CHARTA, LLC, 0.220%, 4/12/2021	49,983,169
35,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	35,000,000
120,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	120,007,616
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	$150,009,735
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	40,002,390
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
		TOTAL	1,032,925,899
		Finance - Retail— 5.5%
553,000,000		Chariot Funding LLC, 0.190% - 0.210%, 2/8/2021 - 7/7/2021	552,826,649
70,000,000		Fairway Finance Co. LLC, 0.240%, 6/1/2021	69,951,927
295,000,000		Old Line Funding, LLC, 0.190% - 0.250%, 2/9/2021 - 6/21/2021	294,920,743
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,963,167
265,000,000		Sheffield Receivables Company LLC, 0.200% - 0.230%, 2/16/2021 - 3/24/2021	264,953,506
50,000,000		Thunder Bay Funding, LLC, 0.210%, 4/22/2021	49,985,590
10,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	9,989,920
		TOTAL	1,292,591,502
		Finance - Securities— 7.4%
365,000,000		Anglesea Funding LLC, 0.230% - 0.270%, 2/8/2021 - 7/1/2021	364,835,174
115,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	114,999,297
249,150,000		Collateralized Commercial Paper FLEX Co., LLC, 0.230% - 0.301%, 2/3/2021 - 7/20/2021	249,070,521
655,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.260%, 2/3/2021 - 8/27/2021	654,627,196
100,000,000		Longship Funding LLC, 0.200% - 0.210%, 2/2/2021 - 2/24/2021	99,993,320
245,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	244,999,319
		TOTAL	1,728,524,827
		Insurance— 1.2%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,999,000
260,000,000		UnitedHealth Group, Inc., 0.180% - 0.220%, 2/10/2021 - 3/31/2021	259,957,967
		TOTAL	279,956,967
		Sovereign— 9.1%
635,000,000		BNG Bank N.V., 0.140% - 0.190%, 4/1/2021 - 5/10/2021	634,791,972
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 548,873,000		Caisse des Depots et Consignations (CDC), 0.145% - 0.210%, 3/10/2021 - 4/27/2021	$548,728,300
200,000,000		Erste Abwicklungsanstalt, 0.180%, 4/6/2021 - 4/9/2021	199,949,572
704,000,000		FMS Wertmanagement AoR, 0.200% - 0.225%, 2/19/2021 - 4/22/2021	703,841,935
50,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	49,969,084
		TOTAL	2,137,280,863
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $10,813,542,145)	10,814,064,255
		CERTIFICATES OF DEPOSIT— 10.5%
		Finance - Banking— 10.5%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
530,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	530,000,000
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,104,492
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,031,612
850,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/4/2021 - 1/4/2022	850,626,380
150,000,000		Mizuho Bank Ltd., 0.150%, 4/29/2021	150,000,000
75,000,000		MUFG Bank Ltd., 0.190%, 4/22/2021	75,004,664
540,000,000		Toronto Dominion Bank, 0.220% - 0.600%, 3/1/2021 - 10/4/2021	540,358,077
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,460,000,000)	2,461,125,225
		TIME DEPOSITS— 9.3%
		Finance - Banking— 9.3%
1,175,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	1,175,000,000
1,000,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	1,000,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $2,175,000,000)	2,175,000,000
	[2]	NOTES - VARIABLE— 8.3%
		Finance - Banking— 6.3%
123,000,000		Bank of Montreal, 0.314% (3-month USLIBOR +0.100%), 2/12/2021	123,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	65,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.280% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.060%, 2/4/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	50,000,000
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.180%, 2/4/2021	4,860,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.060%, 2/3/2021	$32,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.110%, 2/3/2021	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/4/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/4/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	7,595,000
13,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	13,920,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.060%, 2/3/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.150%, 2/4/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,000,000
20,780,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	20,780,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,780,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.270%, 2/4/2021	34,000,000
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.220%, 2/4/2021	4,385,000
45,000,000		Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	45,000,000
100,000,000		Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	100,000,000
175,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	175,050,442
125,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	125,037,767
25,000,000		Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	25,006,381
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.150%, 2/4/2021	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.150%, 2/4/2021	$20,000,000
690,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	690,000
205,000,000		Toronto Dominion Bank, 0.390% (Effective Fed Funds +0.320%), 2/1/2021	205,000,000
25,000,000		Toronto Dominion Bank, 0.513% (3-month USLIBOR +0.300%), 4/27/2021	25,018,658
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	4,300,000
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.170%, 2/4/2021	6,485,000
		TOTAL	1,473,828,248
		Finance - Securities— 0.8%
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.222% (1-month USLIBOR +0.100%), 7/30/2021	100,000,000
42,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.253% (1-month USLIBOR +0.120%), 2/9/2021	42,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 4/22/2021	40,000,000
		TOTAL	182,000,000
		Government Agency— 1.2%
2,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,285,000
10,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	10,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,830,000
8,350,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,350,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,640,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.150%, 2/4/2021	$5,640,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	805,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,975,000
		TOTAL	283,790,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,939,505,000)	1,939,618,248
		U.S. TREASURY— 5.1%
	[3]	U.S. Treasury Bills— 5.1%
29,000,000		United States Treasury Bills, 0.120%, 2/25/2021	28,997,680
250,000,000		United States Treasury Bills, 0.115%, 3/4/2021	249,974,974
375,000,000		United States Treasury Bills, 0.087%, 4/27/2021	374,951,303
Semi-Annual Shareholder Report
8

Principal Amount			Value
		U.S. TREASURY— continued
	[3]	U.S. Treasury Bills— continued
$ 380,000,000		United States Treasury Bills, 0.085%, 5/6/2021	$379,930,247
160,000,000		United States Treasury Bills, 0.100%, 7/1/2021	159,946,667
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,193,744,174)	1,193,800,871
		ASSET-BACKED SECURITIES— 0.1%
		Finance - Automotive— 0.1%
14,622,689		Enterprise Fleet Financing LLC 2020-2, Class A1, 0.239%, 10/20/2021	14,623,005
11,996,845		Westlake Automobile Receivables Trust 2020-3, Class A1, 0.206%, 10/15/2021	11,996,728
11,511,291		Wheels SPV 2, LLC 2020-1, Class A1, 0.244%, 9/20/2021	11,512,054
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,130,825)	38,131,787
		MUNICIPAL BOND— 0.1%
		Municipal— 0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021 (IDENTIFIED COST $21,651,864)	21,675,861
		OTHER REPURCHASE AGREEMENTS— 16.2%
		Finance - Banking— 16.2%
80,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000		BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
125,000,000		BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000		BNP Paribas SA, 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	BNP Paribas SA, 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
61,000,000	BNP Paribas SA, 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	61,000,000
75,000,000	BNP Paribas SA, 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 5/5/2021, in which convertible bonds with a market value of $102,055,449 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 5/5/2021, in which American depositary receipts, convertible bonds, corporate bonds, exchange traded funds and medium-term notes with a market value of $255,139,375 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Citigroup Global Markets, Inc., 0.27%, dated 1/29/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,005,625 on 2/1/2021, in which common stocks, convertible bonds and exchange traded funds with a market value of $255,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
33,400,000	Citigroup Global Markets, Inc., 0.57%, dated 1/29/2021, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,663 on 2/1/2021, in which certificate of deposit, corporate bonds and medium-term notes with a market value of $35,917,879 have been received as collateral and held with BNY Mellon as tri-party agent.	33,400,000
25,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which sovereign debt with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 95,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
75,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, treasury bills and treasury notes with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
225,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,019,000 on 2/1/2021, in which corporate bonds, medium-term notes, municipal bonds, sovereign debt and treasury bonds with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
110,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	Credit Agricole S.A., 0.20%, dated 1/28/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,167 on 2/4/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $127,502,125 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
110,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 130,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
85,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
10,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
100,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which common stocks with a market value of $102,002,297 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
450,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 306,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$306,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which treasury bonds and treasury notes with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,815,400,000)	3,815,400,000
	REPURCHASE AGREEMENTS— 4.7%
	Finance - Banking— 4.7%
750,000,000	Citigroup Global Markets, Inc., 0.06%, dated 1/29/2021, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,003,750 on 2/1/2021, in which Sovereign with a market value of $765,003,827 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	200,000,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 149,741,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	$149,741,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,099,741,000)	1,099,741,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $23,556,715,008)[4]	23,558,557,247
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(99,370,119)
	TOTAL NET ASSETS—100%	$23,459,187,128

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
14

As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0063	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011	0.001
Total From Investment Operations	0.0004	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	0.04%	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	0.11%[4]	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/ reimbursement[5]	0.13%[4]	1.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,385,305	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–Federated Hermes Institutional Prime Obligations FundJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,915,141,000
Investment in securities	18,643,416,247
Investment in securities, at value (identified cost $23,556,715,008)	23,558,557,247
Income receivable	6,330,819
Total Assets	23,564,888,066
Liabilities:
Payable for investments purchased	103,700,000
Bank overdraft	45,993
Income distribution payable	1,107,403
Payable to adviser (Note 5)	135,674
Payable for administrative fee (Note 5)	150,588
Accrued expenses (Note 5)	561,280
Total Liabilities	105,700,938
Net assets for 23,447,859,602 shares outstanding	$23,459,187,128
Net Assets Consist of:
Paid-in capital	$23,458,809,848
Total distributable earnings (loss)	377,280
Total Net Assets	$23,459,187,128
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$23,385,305,298 ÷ 23,374,016,353 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$54,623,014 ÷ 54,595,409 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$19,258,816 ÷ 19,247,840 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations–Federated Hermes Institutional Prime Obligations FundSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$32,545,448
Expenses:
Investment adviser fee (Note 5)	24,448,144
Administrative fee (Note 5)	9,530,925
Custodian fees	383,249
Transfer agent fees	107,704
Directors’/Trustees’ fees (Note 5)	53,666
Auditing fees	12,025
Legal fees	5,261
Portfolio accounting fees	140,884
Other service fees (Notes 2 and 5)	81,165
Share registration costs	40,001
Printing and postage	15,329
Miscellaneous (Note 5)	62,161
TOTAL EXPENSES	34,880,514
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(15,864,262)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(39,248)
TOTAL WAIVERS AND REIMBURSEMENT	(15,903,510)
Net expenses	18,977,004
Net investment income	13,568,444
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	105,662
Net change in unrealized appreciation of investments	(5,418,157)
Net realized and unrealized gain (loss) on investments	(5,312,495)
Change in net assets resulting from operations	$8,255,949
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets–Federated Hermes Institutional Prime Obligations Fund

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,568,444	$321,390,201
Net realized gain (loss)	105,662	(1,568,343)
Net change in unrealized appreciation/depreciation	(5,418,157)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,255,949	323,510,113
Distributions to Shareholders:
Institutional Shares	(13,564,152)	(319,807,042)
Service Shares	(3,223)	(1,400,428)
Capital Shares	(7,745)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,575,120)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	24,632,061,916	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	2,433,211	53,575,799
Cost of shares redeemed	(24,888,723,992)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(254,228,865)	2,461,537,481
Change in net assets	(259,548,036)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$23,459,187,128	$23,718,735,164
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
20

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
Semi-Annual Shareholder Report
21

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Semi-Annual Shareholder Report
22

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $15,903,510 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$74,572	$(499)	$(38,749)
Capital Shares	6,593	—	—
TOTAL	$81,165	$(499)	$(38,749)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,218,618,553	$24,231,660,792	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	2,421,413	2,422,716	52,072,038	52,091,304
Shares redeemed	(24,441,851,335)	(24,454,870,050)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(220,811,369)	$(220,786,542)	2,456,394,053	$2,462,590,372
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	148,242,252	$148,320,706	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	2,749	2,750	1,251,498	1,251,881
Shares redeemed	(177,412,833)	(177,502,462)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,167,832)	$(29,179,006)	(10,181,874)	$(10,186,006)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	251,926,755	$252,080,418	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	7,739	7,745	232,523	232,614
Shares redeemed	(256,195,002)	(256,351,480)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,260,508)	$(4,263,317)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(254,239,709)	$(254,228,865)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $23,556,715,008. The net unrealized appreciation of investments for federal tax purposes was $1,842,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,877,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,201.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $15,864,262 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $499 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines,
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cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.40	$[2]0.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$[2]0.77

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report
38

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
40

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund
(formerly, Federated Institutional Prime Value Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited) –Federated Hermes Institutional Prime Value Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	46.0%
Other Repurchase Agreements and Repurchase Agreements	21.1%
Bank Instruments	19.7%
Variable Rate Instruments	8.3%
U.S. Treasury	5.1%
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2021 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.7%
17,153,858,191	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.07%[1] (IDENTIFIED COST $17,163,644,548)	$17,162,435,120
	OTHER REPURCHASE AGREEMENTS— 0.3%
	Finance - Banking— 0.3%
$ 50,000,000	BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST 17,213,644,548)[2]	17,212,435,120
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(4,053,194)
	TOTAL NET ASSETS—100%	$17,208,381,926
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2020	$17,506,103,892
Purchases at Cost	$8,087,254,399
Proceeds from Sales	$(8,427,324,600)
Change in Unrealized Appreciation/Depreciation	$(5,712,901)
Net Realized Gain/(Loss)	$2,114,330
Value as of 1/31/2021	$17,162,435,120
Shares Held as of 1/31/2021	17,153,858,191
Dividend Income	$9,903,444
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
Semi-Annual Shareholder Report

Fund as capital gains received. At January 31, 2021, POF represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$17,162,435,120	$—	$—	$17,162,435,120
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$17,162,435,120	$50,000,000	$—	$17,212,435,120
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0075	0.003
Net realized and unrealized gain (loss)	(0.0003)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
Total From Investment Operations	0.0003	0.0139	0.0240	0.0156	0.0077	0.003
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	0.03%	1.39%	2.43%	1.57%	0.78%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	—%[5]	0.00%[6]	—%	0.00%[6]	0.20%	0.21%
Net investment income	0.11%[5]	1.36%	2.41%	1.59%	0.77%	0.31%
Expense waiver/ reimbursement[7]	0.29%[5]	0.29%	0.29%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,172,681	$15,937,441	$13,599,422	$6,992,551	$4,454,446	$4,639,018

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0111	0.0214	0.0131	0.0050	0.001
Net realized and unrealized gain (loss)	(0.0003)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
Total From Investment Operations	(0.0002)	0.0114	0.0215	0.0131	0.0052	0.001
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0111)	(0.0214)	(0.0131)	(0.0050)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0001)	(0.0111)	(0.0214)	(0.0131)	(0.0050)	(0.001)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	(0.02)%	1.14%	2.18%	1.31%	0.53%	0.10%
Ratios to Average Net Assets:
Net expenses[4]	0.11%[5]	0.25%	0.25%	0.25%	0.45%	0.41%
Net investment income	0.01%[5]	1.04%	2.20%	1.26%	0.34%	0.09%
Expense waiver/reimbursement[6]	0.43%[5]	0.29%	0.29%	0.29%	0.09%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,011,204	$1,687,886	$1,055,438	$186,643	$129,412	$1,229,801

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0126	0.0230	0.0146	0.0064	0.002
Net realized and unrealized gain (loss)	(0.0003)	0.0003	(0.0000)[1]	(0.0000)[1]	0.0003	0.000[2]
Total From Investment Operations	(0.0001)	0.0129	0.0230	0.0146	0.0067	0.002
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0126)	(0.0229)	(0.0146)	(0.0065)	(0.002)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0002)	(0.0126)	(0.0229)	(0.0146)	(0.0065)	(0.002)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	(0.01)%	1.29%	2.33%	1.47%	0.68%	0.21%
Ratios to Average Net Assets:
Net expenses[4]	0.08%[5]	0.10%	0.10%	0.10%	0.30%	0.31%
Net investment income	0.03%[5]	1.24%	2.31%	1.40%	0.34%	0.21%
Expense waiver/reimbursement[6]	0.31%[5]	0.29%	0.29%	0.29%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,496	$19,074	$16,566	$12,185	$20,587	$627,753

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $17,162,435,120 of investments in an affiliated holding* (identified cost $17,213,644,548)	$17,212,435,120
Cash	935,072
Income receivable	708
Income receivable from an affiliated holding*	1,029,324
Receivable for shares sold	16,186,638
Total Assets	17,230,586,862
Liabilities:
Payable for shares redeemed	20,943,014
Income distribution payable	644,429
Payable to adviser (Note 5)	42,013
Payable for administrative fee (Note 5)	110,492
Payable for other service fees (Notes 2 and 5)	57,029
Accrued expenses (Note 5)	407,959
Total Liabilities	22,204,936
Net assets for 17,202,612,463 shares outstanding	$17,208,381,926
Net Assets Consist of:
Paid-in capital	$17,208,956,083
Total distributable earnings (loss)	(574,157)
Total Net Assets	$17,208,381,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,172,681,492 ÷ 16,167,254,260 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$1,011,204,308 ÷ 1,010,869,971 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$24,496,126 ÷ 24,488,232 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends received from an affiliated holding*	$9,903,444
Interest	64,957
TOTAL INCOME	9,968,401
Expenses:
Investment adviser fee (Note 5)	17,917,679
Administrative fee (Note 5)	6,984,890
Custodian fees	249,257
Transfer agent fees	90,509
Directors’/Trustees’ fees (Note 5)	38,768
Auditing fees	12,026
Legal fees	5,261
Portfolio accounting fees	110,552
Other service fees (Notes 2 and 5)	1,654,714
Share registration costs	168,563
Printing and postage	38,422
Miscellaneous (Note 5)	58,048
TOTAL EXPENSES	27,328,689
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(17,917,679)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(8,692,929)
TOTAL WAIVERS AND REIMBURSEMENTS	(26,610,608)
Net expenses	718,081
Net investment income	9,250,320
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	2,114,330
Net change in unrealized appreciation of investments in an affiliated holding*	(5,712,901)
Net realized and unrealized gain (loss) on investments	(3,598,571)
Change in net assets resulting from operations	$5,651,749

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,250,320	$218,126,639
Net realized gain (loss)	2,114,330	(127,117)
Net change in unrealized appreciation/depreciation	(5,712,901)	2,599,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,651,749	220,599,152
Distributions to Shareholders:
Institutional Shares	(10,404,847)	(200,644,148)
Service Shares	(151,793)	(17,315,051)
Capital Shares	(4,953)	(265,606)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,561,593)	(218,224,805)
Share Transactions:
Proceeds from sale of shares	27,744,562,277	60,672,429,597
Net asset value of shares issued to shareholders in payment of distributions declared	3,308,903	80,647,515
Cost of shares redeemed	(28,178,980,478)	(57,782,476,083)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(431,109,298)	2,970,601,029
Change in net assets	(436,019,142)	2,972,975,376
Net Assets:
Beginning of period	17,644,401,068	14,671,425,692
End of period	$17,208,381,926	$17,644,401,068
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium),
Semi-Annual Shareholder Report

unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense of $26,610,608 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,642,779	$(515)	$(933,871)
Capital Shares	11,935	—	(2,257)
TOTAL	$1,654,714	$(515)	$(936,128)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,280,535,195	$27,291,653,682	56,448,762,017	$56,465,904,443
Shares issued to shareholders in payment of distributions declared	3,152,687	3,153,950	63,133,165	63,148,887
Shares redeemed	(27,044,162,112)	(27,055,050,789)	(54,179,307,394)	(54,193,037,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	239,525,770	$239,756,843	2,332,587,788	$2,336,015,745
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	439,971,717	$440,165,315	4,188,939,910	$4,189,946,990
Shares issued to shareholders in payment of distributions declared	150,910	150,963	17,229,215	17,233,068
Shares redeemed	(1,116,123,464)	(1,116,610,701)	(3,574,412,272)	(3,575,099,581)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(676,000,837)	$(676,294,423)	631,756,853	$632,080,477
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	12,738,367	$12,743,280	16,573,453	$16,578,164
Shares issued to shareholders in payment of distributions declared	3,989	3,990	265,498	265,560
Shares redeemed	(7,316,450)	(7,318,988)	(14,337,106)	(14,338,917)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,425,906	$5,428,282	2,501,845	$2,504,807
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(431,049,161)	$(431,109,298)	2,966,846,486	$2,970,601,029
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $17,213,644,548. The net unrealized depreciation of investments for federal tax purposes was $1,209,428. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,209,428.
As of July 31, 2020, the Fund had a capital loss carryforward of $127,117 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$127,117	$127,117
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the six months ended January 31, 2021, the Adviser voluntarily reimbursed $7,756,286 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $515 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”),
Semi-Annual Shareholder Report

respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$[2]—
Service Shares	$1,000	$999.80	$[3]0.55
Capital Shares	$1,000	$999.90	$[4]0.40
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.21	$[2]—
Service Shares	$1,000	$1,024.65	$[3]0.56
Capital Shares	$1,000	$1,024.80	$[4]0.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.11%
Capital Shares	0.08%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 21 through 53.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	46.1%
Other Repurchase Agreements and Repurchase Agreements	20.9%
Bank Instruments	19.8%
Variable Instruments	8.3%
U.S. Treasuries	5.1%
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	41.9%
8-30 Days	13.9%
31-90 Days	25.6%
91-180 Days	14.8%
181 Days or more	4.2%
Other Assets and Liabilities—Net[3]	(0.4)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 46.1%
		Aerospace/Auto— 2.2%
$ 150,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.210% - 0.250%, 3/18/2021 - 5/20/2021	$149,923,975
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.240%, 5/5/2021	49,980,800
315,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230% - 0.240%, 4/28/2021 - 5/5/2021	314,885,758
		TOTAL	514,790,533
		Finance - Banking— 16.3%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	100,000,000
180,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190% - 0.250%, 2/25/2021 - 7/7/2021	179,926,047
161,200,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.250%, 4/27/2021 - 7/22/2021	161,112,693
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,959
205,700,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.210% - 0.240%, 4/19/2021 - 6/1/2021	205,597,126
100,000,000		BofA Securities, Inc., 0.190%, 2/4/2021	100,000,000
695,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	694,904,410
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,904,675
99,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.170%, 3/5/2021	98,985,040
50,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	49,981,546
605,000,000		Nationwide Building Society, 0.145% - 0.190%, 2/8/2021 - 3/12/2021	604,942,406
710,000,000		NRW.Bank, 0.180% - 0.215%, 2/8/2021 - 4/8/2021	709,880,129
155,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	154,996,384
207,950,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.210%, 4/8/2021 - 7/7/2021	207,845,415
350,000,000		Toronto Dominion Bank, 0.220%, 2/19/2021 - 3/31/2021	349,943,834
		TOTAL	3,827,993,664
		Finance - Commercial— 4.4%
295,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	294,947,469
38,000,000		CAFCO, LLC, 0.170% - 0.200%, 4/23/2021 - 7/6/2021	37,975,520
50,000,000		CHARTA, LLC, 0.220%, 4/12/2021	49,983,169
35,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	35,000,000
120,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	120,007,616
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	$150,009,735
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	40,002,390
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
		TOTAL	1,032,925,899
		Finance - Retail— 5.5%
553,000,000		Chariot Funding LLC, 0.190% - 0.210%, 2/8/2021 - 7/7/2021	552,826,649
70,000,000		Fairway Finance Co. LLC, 0.240%, 6/1/2021	69,951,927
295,000,000		Old Line Funding, LLC, 0.190% - 0.250%, 2/9/2021 - 6/21/2021	294,920,743
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,963,167
265,000,000		Sheffield Receivables Company LLC, 0.200% - 0.230%, 2/16/2021 - 3/24/2021	264,953,506
50,000,000		Thunder Bay Funding, LLC, 0.210%, 4/22/2021	49,985,590
10,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	9,989,920
		TOTAL	1,292,591,502
		Finance - Securities— 7.4%
365,000,000		Anglesea Funding LLC, 0.230% - 0.270%, 2/8/2021 - 7/1/2021	364,835,174
115,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	114,999,297
249,150,000		Collateralized Commercial Paper FLEX Co., LLC, 0.230% - 0.301%, 2/3/2021 - 7/20/2021	249,070,521
655,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.260%, 2/3/2021 - 8/27/2021	654,627,196
100,000,000		Longship Funding LLC, 0.200% - 0.210%, 2/2/2021 - 2/24/2021	99,993,320
245,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	244,999,319
		TOTAL	1,728,524,827
		Insurance— 1.2%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,999,000
260,000,000		UnitedHealth Group, Inc., 0.180% - 0.220%, 2/10/2021 - 3/31/2021	259,957,967
		TOTAL	279,956,967
		Sovereign— 9.1%
635,000,000		BNG Bank N.V., 0.140% - 0.190%, 4/1/2021 - 5/10/2021	634,791,972
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 548,873,000		Caisse des Depots et Consignations (CDC), 0.145% - 0.210%, 3/10/2021 - 4/27/2021	$548,728,300
200,000,000		Erste Abwicklungsanstalt, 0.180%, 4/6/2021 - 4/9/2021	199,949,572
704,000,000		FMS Wertmanagement AoR, 0.200% - 0.225%, 2/19/2021 - 4/22/2021	703,841,935
50,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	49,969,084
		TOTAL	2,137,280,863
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $10,813,542,145)	10,814,064,255
		CERTIFICATES OF DEPOSIT— 10.5%
		Finance - Banking— 10.5%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
530,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	530,000,000
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,104,492
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,031,612
850,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/4/2021 - 1/4/2022	850,626,380
150,000,000		Mizuho Bank Ltd., 0.150%, 4/29/2021	150,000,000
75,000,000		MUFG Bank Ltd., 0.190%, 4/22/2021	75,004,664
540,000,000		Toronto Dominion Bank, 0.220% - 0.600%, 3/1/2021 - 10/4/2021	540,358,077
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,460,000,000)	2,461,125,225
		TIME DEPOSITS— 9.3%
		Finance - Banking— 9.3%
1,175,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	1,175,000,000
1,000,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	1,000,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $2,175,000,000)	2,175,000,000
	[2]	NOTES - VARIABLE— 8.3%
		Finance - Banking— 6.3%
123,000,000		Bank of Montreal, 0.314% (3-month USLIBOR +0.100%), 2/12/2021	123,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	65,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.280% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.060%, 2/4/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	50,000,000
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.180%, 2/4/2021	4,860,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.060%, 2/3/2021	$32,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.110%, 2/3/2021	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/4/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/4/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	7,595,000
13,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	13,920,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.060%, 2/3/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.150%, 2/4/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,000,000
20,780,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	20,780,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,780,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.270%, 2/4/2021	34,000,000
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.220%, 2/4/2021	4,385,000
45,000,000		Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	45,000,000
100,000,000		Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	100,000,000
175,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	175,050,442
125,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	125,037,767
25,000,000		Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	25,006,381
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.150%, 2/4/2021	15,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.150%, 2/4/2021	$20,000,000
690,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	690,000
205,000,000		Toronto Dominion Bank, 0.390% (Effective Fed Funds +0.320%), 2/1/2021	205,000,000
25,000,000		Toronto Dominion Bank, 0.513% (3-month USLIBOR +0.300%), 4/27/2021	25,018,658
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	4,300,000
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.170%, 2/4/2021	6,485,000
		TOTAL	1,473,828,248
		Finance - Securities— 0.8%
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.222% (1-month USLIBOR +0.100%), 7/30/2021	100,000,000
42,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.253% (1-month USLIBOR +0.120%), 2/9/2021	42,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 4/22/2021	40,000,000
		TOTAL	182,000,000
		Government Agency— 1.2%
2,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,285,000
10,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	10,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,830,000
8,350,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,350,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,640,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.150%, 2/4/2021	$5,640,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	805,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,975,000
		TOTAL	283,790,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,939,505,000)	1,939,618,248
		U.S. TREASURY— 5.1%
	[3]	U.S. Treasury Bills— 5.1%
29,000,000		United States Treasury Bills, 0.120%, 2/25/2021	28,997,680
250,000,000		United States Treasury Bills, 0.115%, 3/4/2021	249,974,974
375,000,000		United States Treasury Bills, 0.087%, 4/27/2021	374,951,303
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
		U.S. TREASURY— continued
	[3]	U.S. Treasury Bills— continued
$ 380,000,000		United States Treasury Bills, 0.085%, 5/6/2021	$379,930,247
160,000,000		United States Treasury Bills, 0.100%, 7/1/2021	159,946,667
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,193,744,174)	1,193,800,871
		ASSET-BACKED SECURITIES— 0.1%
		Finance - Automotive— 0.1%
14,622,689		Enterprise Fleet Financing LLC 2020-2, Class A1, 0.239%, 10/20/2021	14,623,005
11,996,845		Westlake Automobile Receivables Trust 2020-3, Class A1, 0.206%, 10/15/2021	11,996,728
11,511,291		Wheels SPV 2, LLC 2020-1, Class A1, 0.244%, 9/20/2021	11,512,054
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,130,825)	38,131,787
		MUNICIPAL BOND— 0.1%
		Municipal— 0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021 (IDENTIFIED COST $21,651,864)	21,675,861
		OTHER REPURCHASE AGREEMENTS— 16.2%
		Finance - Banking— 16.2%
80,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000		BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
125,000,000		BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000		BNP Paribas SA, 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	BNP Paribas SA, 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
61,000,000	BNP Paribas SA, 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	61,000,000
75,000,000	BNP Paribas SA, 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 5/5/2021, in which convertible bonds with a market value of $102,055,449 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 5/5/2021, in which American depositary receipts, convertible bonds, corporate bonds, exchange traded funds and medium-term notes with a market value of $255,139,375 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Citigroup Global Markets, Inc., 0.27%, dated 1/29/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,005,625 on 2/1/2021, in which common stocks, convertible bonds and exchange traded funds with a market value of $255,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
33,400,000	Citigroup Global Markets, Inc., 0.57%, dated 1/29/2021, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,663 on 2/1/2021, in which certificate of deposit, corporate bonds and medium-term notes with a market value of $35,917,879 have been received as collateral and held with BNY Mellon as tri-party agent.	33,400,000
25,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which sovereign debt with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 95,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
75,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, treasury bills and treasury notes with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
225,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,019,000 on 2/1/2021, in which corporate bonds, medium-term notes, municipal bonds, sovereign debt and treasury bonds with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
110,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	Credit Agricole S.A., 0.20%, dated 1/28/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,167 on 2/4/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $127,502,125 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
110,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 130,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
85,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
10,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
100,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which common stocks with a market value of $102,002,297 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
450,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 306,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$306,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which treasury bonds and treasury notes with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,815,400,000)	3,815,400,000
	REPURCHASE AGREEMENTS— 4.7%
	Finance - Banking— 4.7%
750,000,000	Citigroup Global Markets, Inc., 0.06%, dated 1/29/2021, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,003,750 on 2/1/2021, in which Sovereign with a market value of $765,003,827 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	200,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 149,741,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	$149,741,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,099,741,000)	1,099,741,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $23,556,715,008)[4]	23,558,557,247
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(99,370,119)
	TOTAL NET ASSETS—100%	$23,459,187,128

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0063	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011	0.001
Total From Investment Operations	0.0004	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	0.04%	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	0.11%[4]	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/ reimbursement[5]	0.13%[4]	1.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,385,305	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0112	0.0218	0.0134	0.0040	0.001
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0002	0.0000[1]	0.0012	0.001
Total From Investment Operations	(0.0001)	0.0115	0.0220	0.0134	0.0052	0.002
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0040)	(0.001)
Distributions from net realized gain	—	—	—	—	(0.0009)	(0.001)
Total Distributions	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0049)	(0.002)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003	$1.00
Total Return[2]	(0.01)%	1.15%	2.22%	1.35%	0.43%	0.07%
Ratios to Average Net Assets:
Net expenses[3]	0.26%[4]	0.40%	0.37%	0.39%	0.45%	0.39%
Net investment income	0.01%[4]	1.22%	2.21%	1.33%	0.13%	0.07%
Expense waiver/reimbursement[5]	0.25%[4]	0.13%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,623	$83,818	$93,979	$47,817	$37,873	$1,841,641

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0003	0.0131	0.0234	0.0151	0.0058	0.002
Net realized and unrealized gain (loss)	(0.0002)	0.0004	0.0002	0.0000[1]	0.0010	0.001
Total From Investment Operations	0.0001	0.0135	0.0236	0.0151	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0003)	(0.0131)	(0.0234)	(0.0151)	(0.0058)	(0.002)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0003)	(0.0131)	(0.0234)	(0.0151)	(0.0066)	(0.003)
Net Asset Value, End of Period	$1.0006	$1.0008	$1.0004	$1.0002	$1.0002	$1.00
Total Return[2]	0.01%	1.35%	2.39%	1.52%	0.60%	0.21%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.23%	0.25%	0.26%
Net investment income	0.06%[4]	1.19%	2.31%	1.52%	0.34%	0.22%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,259	$23,527	$14,374	$25,206	$14,549	$526,605

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Federated Hermes Institutional Prime Obligations FundJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,915,141,000
Investment in securities	18,643,416,247
Investment in securities, at value (identified cost $23,556,715,008)	23,558,557,247
Income receivable	6,330,819
Total Assets	23,564,888,066
Liabilities:
Payable for investments purchased	103,700,000
Bank overdraft	45,993
Income distribution payable	1,107,403
Payable to adviser (Note 5)	135,674
Payable for administrative fee (Note 5)	150,588
Accrued expenses (Note 5)	561,280
Total Liabilities	105,700,938
Net assets for 23,447,859,602 shares outstanding	$23,459,187,128
Net Assets Consist of:
Paid-in capital	$23,458,809,848
Total distributable earnings (loss)	377,280
Total Net Assets	$23,459,187,128
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$23,385,305,298 ÷ 23,374,016,353 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$54,623,014 ÷ 54,595,409 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$19,258,816 ÷ 19,247,840 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Operations–Federated Hermes Institutional Prime Obligations FundSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$32,545,448
Expenses:
Investment adviser fee (Note 5)	24,448,144
Administrative fee (Note 5)	9,530,925
Custodian fees	383,249
Transfer agent fees	107,704
Directors’/Trustees’ fees (Note 5)	53,666
Auditing fees	12,025
Legal fees	5,261
Portfolio accounting fees	140,884
Other service fees (Notes 2 and 5)	81,165
Share registration costs	40,001
Printing and postage	15,329
Miscellaneous (Note 5)	62,161
TOTAL EXPENSES	34,880,514
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(15,864,262)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(39,248)
TOTAL WAIVERS AND REIMBURSEMENT	(15,903,510)
Net expenses	18,977,004
Net investment income	13,568,444
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	105,662
Net change in unrealized appreciation of investments	(5,418,157)
Net realized and unrealized gain (loss) on investments	(5,312,495)
Change in net assets resulting from operations	$8,255,949
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Federated Hermes Institutional Prime Obligations Fund

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,568,444	$321,390,201
Net realized gain (loss)	105,662	(1,568,343)
Net change in unrealized appreciation/depreciation	(5,418,157)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,255,949	323,510,113
Distributions to Shareholders:
Institutional Shares	(13,564,152)	(319,807,042)
Service Shares	(3,223)	(1,400,428)
Capital Shares	(7,745)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,575,120)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	24,632,061,916	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	2,433,211	53,575,799
Cost of shares redeemed	(24,888,723,992)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(254,228,865)	2,461,537,481
Change in net assets	(259,548,036)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$23,459,187,128	$23,718,735,164
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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Semi-Annual Shareholder Report

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $15,903,510 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$74,572	$(499)	$(38,749)
Capital Shares	6,593	—	—
TOTAL	$81,165	$(499)	$(38,749)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,218,618,553	$24,231,660,792	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	2,421,413	2,422,716	52,072,038	52,091,304
Shares redeemed	(24,441,851,335)	(24,454,870,050)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(220,811,369)	$(220,786,542)	2,456,394,053	$2,462,590,372
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	148,242,252	$148,320,706	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	2,749	2,750	1,251,498	1,251,881
Shares redeemed	(177,412,833)	(177,502,462)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,167,832)	$(29,179,006)	(10,181,874)	$(10,186,006)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	251,926,755	$252,080,418	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	7,739	7,745	232,523	232,614
Shares redeemed	(256,195,002)	(256,351,480)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,260,508)	$(4,263,317)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(254,239,709)	$(254,228,865)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $23,556,715,008. The net unrealized appreciation of investments for federal tax purposes was $1,842,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,877,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,201.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $15,864,262 of its fee.
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Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $499 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines,
Federated Hermes Institutional Prime Obligations Fund
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cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$[2]0.76
Service Shares	$1,000	$999.90	$[3]1.31
Capital Shares	$1,000	$1,000.10	$[4]1.01
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$[2]0.77
Service Shares	$1,000	$1,023.89	$[3]1.33
Capital Shares	$1,000	$1,024.20	$[4]1.02

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.26%
Capital Shares	0.20%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.

Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME VALUE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
Semi-Annual Shareholder Report

the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Semi-Annual Shareholder Report

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Semi-Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Semi-Annual Shareholder Report

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund
(formerly, Federated Institutional Prime Value Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited) –Federated Hermes Institutional Prime Value Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	46.0%
Other Repurchase Agreements and Repurchase Agreements	21.1%
Bank Instruments	19.7%
Variable Rate Instruments	8.3%
U.S. Treasury	5.1%
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.7%
17,153,858,191	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.07%[1] (IDENTIFIED COST $17,163,644,548)	$17,162,435,120
	OTHER REPURCHASE AGREEMENTS— 0.3%
	Finance - Banking— 0.3%
$ 50,000,000	BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST 17,213,644,548)[2]	17,212,435,120
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(4,053,194)
	TOTAL NET ASSETS—100%	$17,208,381,926
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2020	$17,506,103,892
Purchases at Cost	$8,087,254,399
Proceeds from Sales	$(8,427,324,600)
Change in Unrealized Appreciation/Depreciation	$(5,712,901)
Net Realized Gain/(Loss)	$2,114,330
Value as of 1/31/2021	$17,162,435,120
Shares Held as of 1/31/2021	17,153,858,191
Dividend Income	$9,903,444
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
Semi-Annual Shareholder Report
2

Fund as capital gains received. At January 31, 2021, POF represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$17,162,435,120	$—	$—	$17,162,435,120
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$17,162,435,120	$50,000,000	$—	$17,212,435,120
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0075	0.003
Net realized and unrealized gain (loss)	(0.0003)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
Total From Investment Operations	0.0003	0.0139	0.0240	0.0156	0.0077	0.003
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	0.03%	1.39%	2.43%	1.57%	0.78%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	—%[5]	0.00%[6]	—%	0.00%[6]	0.20%	0.21%
Net investment income	0.11%[5]	1.36%	2.41%	1.59%	0.77%	0.31%
Expense waiver/ reimbursement[7]	0.29%[5]	0.29%	0.29%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,172,681	$15,937,441	$13,599,422	$6,992,551	$4,454,446	$4,639,018

1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $17,162,435,120 of investments in an affiliated holding* (identified cost $17,213,644,548)	$17,212,435,120
Cash	935,072
Income receivable	708
Income receivable from an affiliated holding*	1,029,324
Receivable for shares sold	16,186,638
Total Assets	17,230,586,862
Liabilities:
Payable for shares redeemed	20,943,014
Income distribution payable	644,429
Payable to adviser (Note 5)	42,013
Payable for administrative fee (Note 5)	110,492
Payable for other service fees (Notes 2 and 5)	57,029
Accrued expenses (Note 5)	407,959
Total Liabilities	22,204,936
Net assets for 17,202,612,463 shares outstanding	$17,208,381,926
Net Assets Consist of:
Paid-in capital	$17,208,956,083
Total distributable earnings (loss)	(574,157)
Total Net Assets	$17,208,381,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,172,681,492 ÷ 16,167,254,260 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$1,011,204,308 ÷ 1,010,869,971 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$24,496,126 ÷ 24,488,232 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends received from an affiliated holding*	$9,903,444
Interest	64,957
TOTAL INCOME	9,968,401
Expenses:
Investment adviser fee (Note 5)	17,917,679
Administrative fee (Note 5)	6,984,890
Custodian fees	249,257
Transfer agent fees	90,509
Directors’/Trustees’ fees (Note 5)	38,768
Auditing fees	12,026
Legal fees	5,261
Portfolio accounting fees	110,552
Other service fees (Notes 2 and 5)	1,654,714
Share registration costs	168,563
Printing and postage	38,422
Miscellaneous (Note 5)	58,048
TOTAL EXPENSES	27,328,689
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(17,917,679)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(8,692,929)
TOTAL WAIVERS AND REIMBURSEMENTS	(26,610,608)
Net expenses	718,081
Net investment income	9,250,320
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	2,114,330
Net change in unrealized appreciation of investments in an affiliated holding*	(5,712,901)
Net realized and unrealized gain (loss) on investments	(3,598,571)
Change in net assets resulting from operations	$5,651,749

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,250,320	$218,126,639
Net realized gain (loss)	2,114,330	(127,117)
Net change in unrealized appreciation/depreciation	(5,712,901)	2,599,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,651,749	220,599,152
Distributions to Shareholders:
Institutional Shares	(10,404,847)	(200,644,148)
Service Shares	(151,793)	(17,315,051)
Capital Shares	(4,953)	(265,606)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,561,593)	(218,224,805)
Share Transactions:
Proceeds from sale of shares	27,744,562,277	60,672,429,597
Net asset value of shares issued to shareholders in payment of distributions declared	3,308,903	80,647,515
Cost of shares redeemed	(28,178,980,478)	(57,782,476,083)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(431,109,298)	2,970,601,029
Change in net assets	(436,019,142)	2,972,975,376
Net Assets:
Beginning of period	17,644,401,068	14,671,425,692
End of period	$17,208,381,926	$17,644,401,068
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report
8

■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense of $26,610,608 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,642,779	$(515)	$(933,871)
Capital Shares	11,935	—	(2,257)
TOTAL	$1,654,714	$(515)	$(936,128)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,280,535,195	$27,291,653,682	56,448,762,017	$56,465,904,443
Shares issued to shareholders in payment of distributions declared	3,152,687	3,153,950	63,133,165	63,148,887
Shares redeemed	(27,044,162,112)	(27,055,050,789)	(54,179,307,394)	(54,193,037,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	239,525,770	$239,756,843	2,332,587,788	$2,336,015,745
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	439,971,717	$440,165,315	4,188,939,910	$4,189,946,990
Shares issued to shareholders in payment of distributions declared	150,910	150,963	17,229,215	17,233,068
Shares redeemed	(1,116,123,464)	(1,116,610,701)	(3,574,412,272)	(3,575,099,581)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(676,000,837)	$(676,294,423)	631,756,853	$632,080,477
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	12,738,367	$12,743,280	16,573,453	$16,578,164
Shares issued to shareholders in payment of distributions declared	3,989	3,990	265,498	265,560
Shares redeemed	(7,316,450)	(7,318,988)	(14,337,106)	(14,338,917)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,425,906	$5,428,282	2,501,845	$2,504,807
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(431,049,161)	$(431,109,298)	2,966,846,486	$2,970,601,029
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $17,213,644,548. The net unrealized depreciation of investments for federal tax purposes was $1,209,428. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,209,428.
As of July 31, 2020, the Fund had a capital loss carryforward of $127,117 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$127,117	$127,117
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the six months ended January 31, 2021, the Adviser voluntarily reimbursed $7,756,286 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $515 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”),
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respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$[2]—
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$[2]—

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 19 through 49.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	46.1%
Other Repurchase Agreements and Repurchase Agreements	20.9%
Bank Instruments	19.8%
Variable Instruments	8.3%
U.S. Treasuries	5.1%
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
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At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	41.9%
8-30 Days	13.9%
31-90 Days	25.6%
91-180 Days	14.8%
181 Days or more	4.2%
Other Assets and Liabilities—Net[3]	(0.4)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
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Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 46.1%
		Aerospace/Auto— 2.2%
$ 150,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.210% - 0.250%, 3/18/2021 - 5/20/2021	$149,923,975
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.240%, 5/5/2021	49,980,800
315,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230% - 0.240%, 4/28/2021 - 5/5/2021	314,885,758
		TOTAL	514,790,533
		Finance - Banking— 16.3%
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.210%, 7/7/2021	100,000,000
180,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 0.190% - 0.250%, 2/25/2021 - 7/7/2021	179,926,047
161,200,000		Australia & New Zealand Banking Group, Melbourne, 0.145% - 0.250%, 4/27/2021 - 7/22/2021	161,112,693
75,000,000		Bank of Montreal, 0.250%, 3/23/2021	74,973,959
205,700,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.210% - 0.240%, 4/19/2021 - 6/1/2021	205,597,126
100,000,000		BofA Securities, Inc., 0.190%, 2/4/2021	100,000,000
695,000,000		BPCE SA, 0.190% - 0.200%, 2/1/2021 - 4/5/2021	694,904,410
135,000,000		DNB Bank ASA, 0.190%, 7/12/2021	134,904,675
99,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.170%, 3/5/2021	98,985,040
50,000,000		National Australia Bank Ltd., Melbourne, 0.240%, 6/7/2021	49,981,546
605,000,000		Nationwide Building Society, 0.145% - 0.190%, 2/8/2021 - 3/12/2021	604,942,406
710,000,000		NRW.Bank, 0.180% - 0.215%, 2/8/2021 - 4/8/2021	709,880,129
155,000,000		Societe Generale, Paris, 0.210%, 2/5/2021	154,996,384
207,950,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.210%, 4/8/2021 - 7/7/2021	207,845,415
350,000,000		Toronto Dominion Bank, 0.220%, 2/19/2021 - 3/31/2021	349,943,834
		TOTAL	3,827,993,664
		Finance - Commercial— 4.4%
295,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.170% - 0.200%, 3/5/2021 - 3/12/2021	294,947,469
38,000,000		CAFCO, LLC, 0.170% - 0.200%, 4/23/2021 - 7/6/2021	37,975,520
50,000,000		CHARTA, LLC, 0.220%, 4/12/2021	49,983,169
35,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	35,000,000
120,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/13/2021	120,007,616
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/6/2021	$150,009,735
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 7/6/2021	80,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/28/2021	100,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 7/13/2021	25,000,000
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 4/19/2021	40,002,390
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 4/26/2021	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.220%, 5/3/2021	50,000,000
		TOTAL	1,032,925,899
		Finance - Retail— 5.5%
553,000,000		Chariot Funding LLC, 0.190% - 0.210%, 2/8/2021 - 7/7/2021	552,826,649
70,000,000		Fairway Finance Co. LLC, 0.240%, 6/1/2021	69,951,927
295,000,000		Old Line Funding, LLC, 0.190% - 0.250%, 2/9/2021 - 6/21/2021	294,920,743
50,000,000		Old Line Funding, LLC, 0.250%, 6/14/2021	49,963,167
265,000,000		Sheffield Receivables Company LLC, 0.200% - 0.230%, 2/16/2021 - 3/24/2021	264,953,506
50,000,000		Thunder Bay Funding, LLC, 0.210%, 4/22/2021	49,985,590
10,000,000		Thunder Bay Funding, LLC, 0.230%, 7/16/2021	9,989,920
		TOTAL	1,292,591,502
		Finance - Securities— 7.4%
365,000,000		Anglesea Funding LLC, 0.230% - 0.270%, 2/8/2021 - 7/1/2021	364,835,174
115,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.110%, 2/3/2021	114,999,297
249,150,000		Collateralized Commercial Paper FLEX Co., LLC, 0.230% - 0.301%, 2/3/2021 - 7/20/2021	249,070,521
655,000,000		Collateralized Commercial Paper V Co. LLC, 0.210% - 0.260%, 2/3/2021 - 8/27/2021	654,627,196
100,000,000		Longship Funding LLC, 0.200% - 0.210%, 2/2/2021 - 2/24/2021	99,993,320
245,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.100%, 2/2/2021	244,999,319
		TOTAL	1,728,524,827
		Insurance— 1.2%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,999,000
260,000,000		UnitedHealth Group, Inc., 0.180% - 0.220%, 2/10/2021 - 3/31/2021	259,957,967
		TOTAL	279,956,967
		Sovereign— 9.1%
635,000,000		BNG Bank N.V., 0.140% - 0.190%, 4/1/2021 - 5/10/2021	634,791,972
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
23

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 548,873,000		Caisse des Depots et Consignations (CDC), 0.145% - 0.210%, 3/10/2021 - 4/27/2021	$548,728,300
200,000,000		Erste Abwicklungsanstalt, 0.180%, 4/6/2021 - 4/9/2021	199,949,572
704,000,000		FMS Wertmanagement AoR, 0.200% - 0.225%, 2/19/2021 - 4/22/2021	703,841,935
50,000,000		Nederlandse Waterschapsbank NV, 0.190%, 7/7/2021	49,969,084
		TOTAL	2,137,280,863
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $10,813,542,145)	10,814,064,255
		CERTIFICATES OF DEPOSIT— 10.5%
		Finance - Banking— 10.5%
100,000,000		Bank of America N.A., 0.190%, 2/4/2021	100,000,000
530,000,000		Bank of Montreal, 0.200% - 0.250%, 2/5/2021 - 3/22/2021	530,000,000
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,104,492
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,031,612
850,000,000		Canadian Imperial Bank of Commerce, 0.260% - 0.600%, 5/4/2021 - 1/4/2022	850,626,380
150,000,000		Mizuho Bank Ltd., 0.150%, 4/29/2021	150,000,000
75,000,000		MUFG Bank Ltd., 0.190%, 4/22/2021	75,004,664
540,000,000		Toronto Dominion Bank, 0.220% - 0.600%, 3/1/2021 - 10/4/2021	540,358,077
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,460,000,000)	2,461,125,225
		TIME DEPOSITS— 9.3%
		Finance - Banking— 9.3%
1,175,000,000		ABN Amro Bank NV, 0.100% - 0.110%, 2/1/2021 - 2/5/2021	1,175,000,000
1,000,000,000		Cooperatieve Rabobank UA, 0.070%, 2/1/2021	1,000,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $2,175,000,000)	2,175,000,000
	[2]	NOTES - VARIABLE— 8.3%
		Finance - Banking— 6.3%
123,000,000		Bank of Montreal, 0.314% (3-month USLIBOR +0.100%), 2/12/2021	123,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.270% (Effective Fed Funds +0.200%), 2/1/2021	65,000,000
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.280% (Effective Fed Funds +0.200%), 2/1/2021	100,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.060%, 2/4/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	50,000,000
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.180%, 2/4/2021	4,860,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
24

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.060%, 2/3/2021	$32,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.110%, 2/3/2021	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/4/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/4/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	7,595,000
13,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	13,920,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.060%, 2/3/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.150%, 2/4/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,000,000
20,780,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 2/3/2021	20,780,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2021	9,780,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.270%, 2/4/2021	34,000,000
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.220%, 2/4/2021	4,385,000
45,000,000		Royal Bank of Canada, 0.290% (Secured Overnight Financing Rate +0.250%), 2/1/2021	45,000,000
100,000,000		Royal Bank of Canada, 0.590% (Secured Overnight Financing Rate +0.550%), 2/1/2021	100,000,000
175,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	175,050,442
125,000,000		Royal Bank of Canada, New York Branch, 0.240% (Secured Overnight Financing Rate +0.200%), 2/1/2021	125,037,767
25,000,000		Royal Bank of Canada, New York Branch, 0.280% (Effective Fed Funds +0.210%), 2/1/2021	25,006,381
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.150%, 2/4/2021	15,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
25

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.150%, 2/4/2021	$20,000,000
690,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2021	690,000
205,000,000		Toronto Dominion Bank, 0.390% (Effective Fed Funds +0.320%), 2/1/2021	205,000,000
25,000,000		Toronto Dominion Bank, 0.513% (3-month USLIBOR +0.300%), 4/27/2021	25,018,658
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/4/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2021	4,300,000
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.170%, 2/4/2021	6,485,000
		TOTAL	1,473,828,248
		Finance - Securities— 0.8%
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.222% (1-month USLIBOR +0.100%), 7/30/2021	100,000,000
42,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL)/(Societe Generale, Paris COL), 0.253% (1-month USLIBOR +0.120%), 2/9/2021	42,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.272% (3-month USLIBOR +0.050%), 4/22/2021	40,000,000
		TOTAL	182,000,000
		Government Agency— 1.2%
2,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	2,285,000
10,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	10,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,830,000
8,350,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.160%, 2/4/2021	8,350,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.150%, 2/4/2021	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	27,100,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,640,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.150%, 2/4/2021	$5,640,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.160%, 2/4/2021	805,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/4/2021	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/3/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.150%, 2/3/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.150%, 2/4/2021	5,975,000
		TOTAL	283,790,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,939,505,000)	1,939,618,248
		U.S. TREASURY— 5.1%
	[3]	U.S. Treasury Bills— 5.1%
29,000,000		United States Treasury Bills, 0.120%, 2/25/2021	28,997,680
250,000,000		United States Treasury Bills, 0.115%, 3/4/2021	249,974,974
375,000,000		United States Treasury Bills, 0.087%, 4/27/2021	374,951,303
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
27

Principal Amount			Value
		U.S. TREASURY— continued
	[3]	U.S. Treasury Bills— continued
$ 380,000,000		United States Treasury Bills, 0.085%, 5/6/2021	$379,930,247
160,000,000		United States Treasury Bills, 0.100%, 7/1/2021	159,946,667
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,193,744,174)	1,193,800,871
		ASSET-BACKED SECURITIES— 0.1%
		Finance - Automotive— 0.1%
14,622,689		Enterprise Fleet Financing LLC 2020-2, Class A1, 0.239%, 10/20/2021	14,623,005
11,996,845		Westlake Automobile Receivables Trust 2020-3, Class A1, 0.206%, 10/15/2021	11,996,728
11,511,291		Wheels SPV 2, LLC 2020-1, Class A1, 0.244%, 9/20/2021	11,512,054
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,130,825)	38,131,787
		MUNICIPAL BOND— 0.1%
		Municipal— 0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021 (IDENTIFIED COST $21,651,864)	21,675,861
		OTHER REPURCHASE AGREEMENTS— 16.2%
		Finance - Banking— 16.2%
80,000,000		BMO Capital Markets Corp., 0.20%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 2/1/2021, in which corporate bonds and medium-term notes with a market value of $178,503,862 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000		BMO Capital Markets Corp., 0.28%, dated 12/8/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,211,167 on 7/7/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,063,301 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
125,000,000		BMO Capital Markets Corp., 0.17%, dated 1/29/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,479 on 2/1/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $178,503,708 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000		BNP Paribas SA, 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
28

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	BNP Paribas SA, 0.48%, dated 12/10/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,160,000 on 2/8/2021, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,163,201 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
61,000,000	BNP Paribas SA, 0.31%, dated 1/29/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,875 on 2/1/2021, in which asset-backed securities with a market value of $153,003,952 have been received as collateral and held with BNY Mellon as tri-party agent.	61,000,000
75,000,000	BNP Paribas SA, 0.20%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,667 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $102,001,701 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 5/5/2021, in which convertible bonds with a market value of $102,055,449 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 5/5/2021, in which American depositary receipts, convertible bonds, corporate bonds, exchange traded funds and medium-term notes with a market value of $255,139,375 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Citigroup Global Markets, Inc., 0.27%, dated 1/29/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,005,625 on 2/1/2021, in which common stocks, convertible bonds and exchange traded funds with a market value of $255,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
33,400,000	Citigroup Global Markets, Inc., 0.57%, dated 1/29/2021, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,663 on 2/1/2021, in which certificate of deposit, corporate bonds and medium-term notes with a market value of $35,917,879 have been received as collateral and held with BNY Mellon as tri-party agent.	33,400,000
25,000,000	Citigroup Global Markets, Inc., 0.59%, dated 11/17/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,254,929 on 5/19/2021, in which sovereign debt with a market value of $86,955,352 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 95,000,000	Citigroup Global Markets, Inc., 0.64%, dated 11/17/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,536,800 on 5/19/2021, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,389,426 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
75,000,000	Credit Agricole S.A., 0.18%, dated 1/28/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,006,000 on 2/4/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, treasury bills and treasury notes with a market value of $204,003,060 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
225,000,000	Credit Agricole S.A., 0.19%, dated 1/25/2021, interest in a $600,000,000 collateralized loan agreement will repurchase securities provided as collateral for $600,019,000 on 2/1/2021, in which corporate bonds, medium-term notes, municipal bonds, sovereign debt and treasury bonds with a market value of $612,019,380 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
110,000,000	Credit Agricole S.A., 0.19%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,125 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $229,506,694 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	Credit Agricole S.A., 0.20%, dated 1/28/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,167 on 2/4/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $127,502,125 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
110,000,000	Credit Agricole S.A., 0.21%, dated 1/26/2021, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,007,875 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $229,506,056 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
75,000,000	Credit Agricole S.A., 0.27%, dated 1/26/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,006,750 on 2/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 130,000,000	J.P. Morgan Securities LLC, 0.27%, dated 1/26/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 2/2/2021, in which corporate bonds and medium-term notes with a market value of $204,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
85,000,000	J.P. Morgan Securities LLC, 0.07%, dated 1/12/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,011,667 on 2/5/2021, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
10,000,000	Mizuho Securities USA, Inc., 0.43%, dated 1/29/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,688 on 2/1/2021, in which treasury notes with a market value of $76,502,776 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
100,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,002,250 on 2/1/2021, in which common stocks with a market value of $102,002,297 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
450,000,000	MUFG Securities Americas, Inc., 0.22%, dated 1/29/2021, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,012,833 on 2/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $714,013,090 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 2/11/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,008,160 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Societe Generale, Paris, 0.17%, dated 1/29/2021, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,007,083 on 2/1/2021, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $510,031,382 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 306,000,000	Societe Generale, Paris, 0.27%, dated 1/29/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,014,625 on 2/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,014,918 have been received as collateral and held with BNY Mellon as tri-party agent.	$306,000,000
50,000,000	Standard Chartered Bank, 0.14%, dated 1/29/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,167 on 2/1/2021, in which treasury bonds and treasury notes with a market value of $102,002,434 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.64%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,240,000 on 5/3/2021, in which convertible bonds with a market value of $153,068,341 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,165,000 on 4/27/2021, in which convertible bonds with a market value of $102,009,351 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 0.68%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,204,000 on 4/14/2021, in which convertible bonds with a market value of $122,441,616 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,815,400,000)	3,815,400,000
	REPURCHASE AGREEMENTS— 4.7%
	Finance - Banking— 4.7%
750,000,000	Citigroup Global Markets, Inc., 0.06%, dated 1/29/2021, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,003,750 on 2/1/2021, in which Sovereign with a market value of $765,003,827 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,010,750 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,316,441.	200,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 149,741,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/29/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,010,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2049 and the market value of those underlying securities was $2,040,010,200.	$149,741,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,099,741,000)	1,099,741,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $23,556,715,008)[4]	23,558,557,247
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(99,370,119)
	TOTAL NET ASSETS—100%	$23,459,187,128

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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As of January 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0136	0.0239	0.0156	0.0063	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011	0.001
Total From Investment Operations	0.0004	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.0008)	(0.001)
Total Distributions	(0.0006)	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	0.04%	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	0.11%[4]	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/ reimbursement[5]	0.13%[4]	1.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,385,305	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Hermes Institutional Prime Obligations FundJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$4,915,141,000
Investment in securities	18,643,416,247
Investment in securities, at value (identified cost $23,556,715,008)	23,558,557,247
Income receivable	6,330,819
Total Assets	23,564,888,066
Liabilities:
Payable for investments purchased	103,700,000
Bank overdraft	45,993
Income distribution payable	1,107,403
Payable to adviser (Note 5)	135,674
Payable for administrative fee (Note 5)	150,588
Accrued expenses (Note 5)	561,280
Total Liabilities	105,700,938
Net assets for 23,447,859,602 shares outstanding	$23,459,187,128
Net Assets Consist of:
Paid-in capital	$23,458,809,848
Total distributable earnings (loss)	377,280
Total Net Assets	$23,459,187,128
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$23,385,305,298 ÷ 23,374,016,353 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$54,623,014 ÷ 54,595,409 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$19,258,816 ÷ 19,247,840 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Hermes Institutional Prime Obligations FundSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$32,545,448
Expenses:
Investment adviser fee (Note 5)	24,448,144
Administrative fee (Note 5)	9,530,925
Custodian fees	383,249
Transfer agent fees	107,704
Directors’/Trustees’ fees (Note 5)	53,666
Auditing fees	12,025
Legal fees	5,261
Portfolio accounting fees	140,884
Other service fees (Notes 2 and 5)	81,165
Share registration costs	40,001
Printing and postage	15,329
Miscellaneous (Note 5)	62,161
TOTAL EXPENSES	34,880,514
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(15,864,262)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(39,248)
TOTAL WAIVERS AND REIMBURSEMENT	(15,903,510)
Net expenses	18,977,004
Net investment income	13,568,444
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	105,662
Net change in unrealized appreciation of investments	(5,418,157)
Net realized and unrealized gain (loss) on investments	(5,312,495)
Change in net assets resulting from operations	$8,255,949
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Hermes Institutional Prime Obligations Fund

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,568,444	$321,390,201
Net realized gain (loss)	105,662	(1,568,343)
Net change in unrealized appreciation/depreciation	(5,418,157)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,255,949	323,510,113
Distributions to Shareholders:
Institutional Shares	(13,564,152)	(319,807,042)
Service Shares	(3,223)	(1,400,428)
Capital Shares	(7,745)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,575,120)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	24,632,061,916	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	2,433,211	53,575,799
Cost of shares redeemed	(24,888,723,992)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(254,228,865)	2,461,537,481
Change in net assets	(259,548,036)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$23,459,187,128	$23,718,735,164
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $15,903,510 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$74,572	$(499)	$(38,749)
Capital Shares	6,593	—	—
TOTAL	$81,165	$(499)	$(38,749)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,218,618,553	$24,231,660,792	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	2,421,413	2,422,716	52,072,038	52,091,304
Shares redeemed	(24,441,851,335)	(24,454,870,050)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(220,811,369)	$(220,786,542)	2,456,394,053	$2,462,590,372
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	148,242,252	$148,320,706	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	2,749	2,750	1,251,498	1,251,881
Shares redeemed	(177,412,833)	(177,502,462)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,167,832)	$(29,179,006)	(10,181,874)	$(10,186,006)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	251,926,755	$252,080,418	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	7,739	7,745	232,523	232,614
Shares redeemed	(256,195,002)	(256,351,480)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,260,508)	$(4,263,317)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(254,239,709)	$(254,228,865)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $23,556,715,008. The net unrealized appreciation of investments for federal tax purposes was $1,842,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,877,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,201.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $15,864,262 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2021, FSSC reimbursed $499 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines,
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cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.40	$[2]0.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$[2]0.77

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME VALUE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
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the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
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Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
60

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund
(formerly, Federated Treasury Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	57.3%
Repurchase Agreements	36.3%
Other Assets and Liabilities—Net[2]	6.4%
TOTAL	100%

1	See the Fund’s prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.1%
8-30 Days	8.8%
31-90 Days	12.9%
91-180 Days	13.4%
181 Days or more	4.4%
Other Assets and Liabilities—Net[2]	6.4%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 57.3%
		U.S. Treasury Bills—32.8%
$1,255,000,000	[1]	United States Treasury Bills, 0.070% - 0.125%, 3/11/2021	$1,254,856,603
501,800,000	[1]	United States Treasury Bills, 0.075% - 0.090%, 5/18/2021	501,676,819
375,000,000	[1]	United States Treasury Bills, 0.085%, 5/11/2021	374,912,344
914,000,000	[1]	United States Treasury Bills, 0.085%, 7/29/2021	913,615,868
1,372,000,000	[1]	United States Treasury Bills, 0.085% - 0.120%, 2/25/2021	1,371,901,253
220,000,000	[1]	United States Treasury Bills, 0.087%, 4/27/2021	219,954,549
520,000,000	[1]	United States Treasury Bills, 0.090%, 5/4/2021	519,880,400
355,000,000	[1]	United States Treasury Bills, 0.090%, 6/15/2021	354,881,075
400,000,000	[1]	United States Treasury Bills, 0.090%, 6/22/2021	399,859,000
575,000,000	[1]	United States Treasury Bills, 0.090%, 6/29/2021	574,787,250
410,000,000	[1]	United States Treasury Bills, 0.090%, 7/15/2021	409,831,900
675,000,000	[1]	United States Treasury Bills, 0.090% - 0.100%, 5/20/2021	674,813,249
395,000,000	[1]	United States Treasury Bills, 0.090% - 0.110%, 5/13/2021	394,893,529
400,000,000	[1]	United States Treasury Bills, 0.095%, 6/1/2021	399,873,333
174,000,000	[1]	United States Treasury Bills, 0.095%, 7/22/2021	173,921,482
1,875,000,000	[1]	United States Treasury Bills, 0.095% - 0.108%, 2/4/2021	1,874,985,052
400,000,000	[1]	United States Treasury Bills, 0.100%, 2/11/2021	399,988,889
500,000,000	[1]	United States Treasury Bills, 0.100%, 3/2/2021	499,959,722
375,000,000	[1]	United States Treasury Bills, 0.100%, 7/1/2021	374,843,749
713,000,000	[1]	United States Treasury Bills, 0.100% - 0.110%, 2/23/2021	712,952,822
245,000,000	[1]	United States Treasury Bills, 0.105%, 3/9/2021	244,974,275
75,000,000	[1]	United States Treasury Bills, 0.105%, 4/1/2021	74,987,094
230,000,000	[1]	United States Treasury Bills, 0.105%, 4/13/2021	229,952,370
170,000,000	[1]	United States Treasury Bills, 0.110%, 5/6/2021	169,951,172
400,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	399,628,445
1,325,000,000	[1]	United States Treasury Bills, 0.115%, 3/4/2021	1,324,868,788
830,000,000	[1]	United States Treasury Bills, 0.115% - 0.118%, 4/15/2021	829,805,257
675,000,000	[1]	United States Treasury Bills, 0.120%, 2/9/2021	674,982,000
175,000,000	[1]	United States Treasury Bills, 0.120%, 3/18/2021	174,973,750
79,000,000	[1]	United States Treasury Bills, 0.135%, 11/4/2021	78,918,235
95,000,000	[1]	United States Treasury Bills, 0.140%, 10/7/2021	94,908,377
232,000,000	[1]	United States Treasury Bills, 0.260%, 3/25/2021	231,912,871
		TOTAL	16,932,251,522
		U.S. Treasury Bonds—0.2%
110,000,000		United States Treasury Bonds, 8.000%, 11/15/2021	116,816,404
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Notes—24.3%
$2,528,000,000	[2]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	$2,528,002,414
250,000,000	[2]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	250,000,000
1,333,200,000	[2]	United States Treasury Floating Rate Notes, 0.194% (91-day T-Bill +0.114%), 2/2/2021	1,333,554,308
471,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	470,991,000
1,315,000,000	[2]	United States Treasury Floating Rate Notes, 0.234% (91-day T-Bill +0.154%), 2/2/2021	1,315,276,879
656,000,000	[2]	United States Treasury Floating Rate Notes, 0.300% (91-day T-Bill +0.220%), 2/2/2021	655,957,227
1,016,175,000	[2]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	1,016,508,639
435,500,000		United States Treasury Notes, 1.125% - 2.500%, 2/28/2021	435,730,424
259,000,000		United States Treasury Notes, 1.250%, 10/31/2021	261,200,811
281,000,000		United States Treasury Notes, 1.375% - 2.125%, 5/31/2021	282,536,259
154,000,000		United States Treasury Notes, 1.500%, 11/30/2021	155,780,226
445,000,000		United States Treasury Notes, 1.750%, 7/31/2021	448,567,491
90,000,000		United States Treasury Notes, 2.000%, 12/31/2021	91,560,194
177,500,000		United States Treasury Notes, 2.250%, 2/15/2021	177,590,756
229,000,000		United States Treasury Notes, 2.250%, 3/31/2021	229,643,082
1,113,803,000		United States Treasury Notes, 2.250%, 4/30/2021	1,119,525,427
324,000,000		United States Treasury Notes, 2.375%, 3/15/2021	324,798,199
400,000,000		United States Treasury Notes, 2.375%, 4/15/2021	401,573,732
141,000,000		United States Treasury Notes, 2.625%, 5/15/2021	141,989,462
175,000,000		United States Treasury Notes, 2.625%, 6/15/2021	176,631,738
56,000,000		United States Treasury Notes, 2.625%, 7/15/2021	56,639,530
190,000,000		United States Treasury Notes, 2.625%, 12/15/2021	194,117,556
141,000,000		United States Treasury Notes, 2.750%, 8/15/2021	143,009,848
129,000,000		United States Treasury Notes, 2.750%, 9/15/2021	131,092,190
165,000,000		United States Treasury Notes, 2.875%, 11/15/2021	168,553,872
		TOTAL	12,510,831,264
		TOTAL U.S. TREASURIES	29,559,899,190
		REPURCHASE AGREEMENTS— 36.3%
240,000,000		Repurchase agreement 0.07%, dated 1/4/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,000,194 on 1/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $102,000,306.	240,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $510,001,730.	$500,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,083,333 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,085,100.	300,000,000
25,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,083 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $25,500,143.	25,000,000
5,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,017 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with maturiting on 8/15/2046 and the market value of those underlying securities was $5,100,126.	5,000,000
100,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $102,000,350.	100,000,000
450,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 12/7/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,087,500 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $510,079,466.	450,000,000
947,000,000	Interest in $1,950,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,950,006,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $1,989,006,630.	947,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 450,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,001,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $459,001,537.	$450,000,000
450,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 3/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,013,623.	450,000,000
300,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.10%, dated 12/17/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,150,194,861 on 2/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,173,149,892.	300,000,000
67,148,000	Repurchase agreement 0.00%, dated 1/29/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $67,148,000 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2024 and the market value of those underlying securities was $68,490,968.	67,148,000
810,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $810,002,700 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $826,202,830.	810,000,000
450,000,000	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 1/20/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,040,000 on 2/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,014,085.	450,000,000
100,000,000	Repurchase agreement 0.10%, dated 1/8/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $100,008,611 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury security maturing on 2/29/2024 and the market value of those underlying securities was $102,006,855.	100,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/8/2021 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $2,000,172,222 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,175,668.	500,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 250,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,833 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,001,952.	$250,000,000
450,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $450,001,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $459,001,572.	450,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,004,861 on 2/11/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2026 and the market value of those underlying securities was $510,030,464.	465,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $1,020,003,460.	500,000,000
975,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 1/20/2021 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,080,000 on 2/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $1,020,028,138.	975,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,086,111 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $1,020,079,431.	200,000,000
500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $510,001,752.	500,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which DNB Bank ASA will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2030 and the market value of those underlying securities was $510,000,023.	$500,000,000
500,000,000	Repurchase agreement 0.06%, dated 1/29/2021 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,002,500 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 10/15/2025 and the market value of those underlying securities was $509,820,163.	500,000,000
2,500,000,821	Repurchase agreement 0.06%, dated 1/29/2021 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,013,321 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2029 and the market value of those underlying securities was $2,551,162,027.	2,500,000,821
130,000,000	Repurchase agreement 0.03%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $130,000,325 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $132,600,355.	130,000,000
400,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,001,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $408,001,388.	400,000,000
450,001,218	Repurchase agreement 0.04%, dated 1/29/2021 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,002,718 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $461,612,400.	450,001,218
750,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $750,002,500 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/31/2025 and the market value of those underlying securities was $765,896,779.	750,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,068,889 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,020,006,868.	$500,000,000
290,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,379,167 on 4/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,530,119,035.	290,000,000
480,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/19/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,125,000 on 4/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $510,018,452.	480,000,000
500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2027 and the market value of those underlying securities was $510,000,073.	500,000,000
500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2025 and the market value of those underlying securities was $510,000,030.	500,000,000
740,740,500	Repurchase agreement 0.07%, dated 1/29/2021 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $740,744,821 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $758,708,367.	740,740,500
72,860,000	Repurchase agreement 0.07%, dated 1/29/2021 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $72,860,425 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $74,435,860.	72,860,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 500,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Societe Generale, New York will repurchase securities provided as collateral for $500,001,667 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $510,001,704.	$500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $1,017,287,540.	500,000,000
33,801,500	Repurchase agreement 0.07%, dated 1/29/2021 under which United Of Omaha will repurchase securities provided as collateral for $33,801,697 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $34,556,191.	33,801,500
360,000,000	Repurchase agreement 0.04%, dated 1/29/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $360,001,200 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $367,201,248.	360,000,000
	TOTAL REPURCHASE AGREEMENTS	18,741,552,039
	TOTAL INVESTMENT IN SECURITIES—93.6% (AT AMORTIZED COST)[3]	48,301,451,229
	OTHER ASSETS AND LIABILITIES - NET—6.4%[4]	3,302,607,190
	TOTAL NET ASSETS—100%	$51,604,058,419

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
10

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.008	0.019	0.010	0.002	0.000[1]
Net realized gain (loss)	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.008	0.019	0.010	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.84%	1.88%	1.03%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.16%[4]	0.43%	0.48%	0.42%	0.46%	0.28%
Net investment income	0.01%[4]	0.82%	1.87%	1.02%	0.16%	0.01%
Expense waiver/reimbursement[5]	0.47%[4]	0.18%	0.11%	0.10%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,289,300	$2,076,883	$2,138,942	$2,059,409	$1,435,990	$2,196,515

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.011	0.022	0.013	0.004	0.001
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.022	0.013	0.004	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.09%	2.18%	1.25%	0.44%	0.11%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.19%	0.18%	0.19%	0.20%	0.18%
Net investment income	0.02%[4]	0.99%	2.17%	1.24%	0.43%	0.11%
Expense waiver/ reimbursement[5]	0.13%[4]	0.10%	0.11%	0.10%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,893,297	$49,615,082	$33,350,766	$25,992,845	$24,203,284	$23,141,953

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.009	0.019	0.010	0.002	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.019	0.010	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.88%	1.93%	1.00%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.16%[4]	0.39%	0.43%	0.44%	0.43%	0.27%
Net investment income	0.01%[4]	0.84%	1.92%	0.96%	0.22%	0.01%
Expense waiver/reimbursement[5]	0.37%[4]	0.15%	0.11%	0.10%	0.10%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,979,154	$5,512,396	$4,672,058	$3,584,885	$5,208,323	$3,864,431

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.010	0.021	0.012	0.003	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.021	0.012	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.99%	2.08%	1.15%	0.34%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.28%	0.28%	0.29%	0.30%	0.24%
Net investment income	0.01%[4]	0.90%	2.07%	1.12%	0.35%	0.05%
Expense waiver/reimbursement[5]	0.22%[4]	0.11%	0.11%	0.10%	0.08%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,774,736	$2,119,651	$1,250,599	$1,114,276	$1,857,588	$802,172

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.007	0.017	0.008	0.001	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.007	0.017	0.008	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.72%	1.67%	0.75%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.54%	0.68%	0.69%	0.57%	0.27%
Net investment income	0.01%[4]	0.66%	1.67%	0.77%	0.09%	0.01%
Expense waiver/reimbursement[5]	0.62%[4]	0.25%	0.11%	0.10%	0.22%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$667,572	$1,379,716	$860,830	$512,289	$909,570	$642,129

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$18,741,552,039
Investment in securities	29,559,899,190
Investment in securities, at amortized cost and fair value	48,301,451,229
Cash	3,943,960,848
Income receivable	41,421,941
Receivable for investments sold	40,000,000
Receivable for shares sold	26,175,783
Total Assets	52,353,009,801
Liabilities:
Payable for investments purchased	720,430,859
Payable for shares redeemed	27,043,695
Income distribution payable	270,224
Payable for investment adviser fee (Note 4)	107,058
Payable for administrative fee (Note 4)	331,260
Payable for distribution services fee (Note 4)	155
Accrued expenses (Note 4)	768,131
Total Liabilities	748,951,382
Net assets for 51,603,813,166 shares outstanding	$51,604,058,419
Net Assets Consist of:
Paid-in capital	$51,603,976,541
Total distributable earnings (loss)	81,878
Total Net Assets	$51,604,058,419
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$2,289,299,842 ÷ 2,289,288,963 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$41,893,296,615 ÷ 41,893,097,520 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,979,153,808 ÷ 4,979,130,149 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,774,735,952 ÷ 1,774,727,504 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$667,572,202 ÷ 667,569,030 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$47,334,417
Expenses:
Investment adviser fee (Note 4)	54,324,919
Administrative fee (Note 4)	21,176,831
Custodian fees	876,903
Transfer agent fees (Note 2)	1,240,715
Directors’/Trustees’ fees (Note 4)	126,171
Auditing fees	12,025
Legal fees	5,899
Portfolio accounting fees	131,682
Distribution services fee (Note 4)	1,500,061
Other service fees (Notes 2 and 4)	12,235,960
Share registration costs	223,390
Printing and postage	108,773
Miscellaneous (Note 4)	120,168
TOTAL EXPENSES	92,083,497
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(35,555,213)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(14,280,451)
TOTAL WAIVERS AND REIMBURSEMENTS	(49,835,664)
Net expenses	42,247,833
Net investment income	5,086,584
Net realized gain on investments	44,895
Change in net assets resulting from operations	$5,131,479
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,086,584	$455,800,250
Net realized gain (loss)	44,895	(305)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,131,479	455,799,945
Distributions to Shareholders:
Automated Shares	(115,615)	(15,935,062)
Institutional Shares	(4,616,258)	(371,823,448)
Service Shares	(285,118)	(46,290,313)
Capital Shares	(90,031)	(13,540,706)
Trust Shares	(61,037)	(8,098,718)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,168,059)	(455,688,247)
Share Transactions:
Proceeds from sale of shares	292,591,773,849	359,154,323,444
Proceeds from shares issued in connection with the tax- free transfer of assets from PNC Treasury Plus Money Market Fund	—	310,115,826
Net asset value of shares issued to shareholders in payment of distributions declared	1,979,707	178,774,648
Cost of shares redeemed	(301,693,386,321)	(341,212,791,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,099,632,765)	18,430,422,684
Change in net assets	(9,099,669,345)	18,430,534,382
Net Assets:
Beginning of period	60,703,727,764	42,273,193,382
End of period	$51,604,058,419	$60,703,727,764
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Treasury Plus Money Market Fund (the “Acquired Fund”), an open-ended investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
Semi-Annual Shareholder Report
21

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
310,115,826	$310,115,826	$45,100,232,014	$45,410,347,840
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$457,858,254
Net realized and unrealized gain on investments	6,394
Net increase in net assets resulting from operations	$457,864,648
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation
Semi-Annual Shareholder Report
22

methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative
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average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $49,835,664 is disclosed in Note 2 and Note 4. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,094,916	$(982,292)
Institutional Shares	121,704	—
Service Shares	15,768	—
Capital Shares	4,982	—
Trust Shares	3,345	—
TOTAL	$1,240,715	$(982,292)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $5,672 of other service fees for the six months ended January 31, 2021. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,847,984	$(11,352)	$(2,836,632)
Service Shares	7,008,327	(130,908)	(6,608,181)
Capital Shares	881,676	(5,224)	(774,252)
Trust Shares	1,497,973	(1,200)	(1,496,773)
TOTAL	$12,235,960	$(148,684)	$(11,715,838)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax
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positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,155,536,859	$2,155,536,859	3,366,610,734	$3,366,611,347
Shares issued to shareholders in payment of distributions declared	113,070	113,070	15,138,139	15,138,139
Shares redeemed	(1,943,234,641)	(1,943,234,641)	(3,443,808,266)	(3,443,808,266)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	212,415,288	$212,415,288	(62,059,393)	$(62,058,780)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	278,666,256,232	$278,666,256,232	325,052,165,209	$325,052,176,566
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	309,932,776	309,932,776
Shares issued to shareholders in payment of distributions declared	1,684,120	1,684,120	130,824,039	130,824,039
Shares redeemed	(286,389,694,618)	(286,389,694,618)	(309,228,703,473)	(309,228,703,473)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,721,754,266)	$(7,721,754,266)	16,264,218,551	$16,264,229,908
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,128,416,122	$8,128,416,122	20,854,916,848	$20,854,916,848
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	10	10
Shares issued to shareholders in payment of distributions declared	100,934	100,934	19,803,819	19,803,819
Shares redeemed	(8,661,757,105)	(8,661,757,105)	(20,034,389,688)	(20,034,408,256)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(533,240,049)	$(533,240,049)	840,330,989	$840,312,421
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,465,452,252	$2,465,452,252	6,315,658,552	$6,315,663,515
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	183,040	183,040
Shares issued to shareholders in payment of distributions declared	47,256	47,256	7,849,804	7,849,804
Shares redeemed	(2,810,412,788)	(2,810,412,788)	(5,454,644,344)	(5,454,644,344)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(344,913,280)	$(344,913,280)	869,047,052	$869,052,015
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,176,112,384	$1,176,112,384	3,564,951,260	$3,564,955,168
Shares issued to shareholders in payment of distributions declared	34,327	34,327	5,158,847	5,158,847
Shares redeemed	(1,888,287,169)	(1,888,287,169)	(3,051,226,895)	(3,051,226,895)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(712,140,458)	$(712,140,458)	518,883,212	$518,887,120
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,099,632,765)	$(9,099,632,765)	18,430,420,411	$18,430,422,684
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $35,555,213 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,500,061	$(1,433,637)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]0.81
Institutional Shares	$1,000	$1,000.10	$[3]0.76
Service Shares	$1,000	$1,000.10	$[4]0.81
Capital Shares	$1,000	$1,000.10	$[5]0.86
Trust Shares	$1,000	$1,000.10	$[6]0.86
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.40	$[2]0.82
Institutional Shares	$1,000	$1,024.45	$[3]0.77
Service Shares	$1,000	$1,024.40	$[4]0.82
Capital Shares	$1,000	$1,024.35	$[5]0.87
Trust Shares	$1,000	$1,024.35	$[6]0.87

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.16%
Institutional Shares	0.15%
Service Shares	0.16%
Capital Shares	0.17%
Trust Shares	0.17%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.

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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Treasury Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TREASURY OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Shareholder Report
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report
38

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
43

Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations
(formerly, Federated Trust for U.S. Treasury Obligations)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	58.2%
Repurchase Agreements	38.8%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At January 31, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.3%
8-30 Days	8.3%
31-90 Days	14.3%
91-180 Days	16.4%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	3.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 58.2%
$ 25,000,000	[1]	United States Treasury Bills, 0.085%, 5/11/2021	$24,994,156
40,200,000	[1]	United States Treasury Bills, 0.085%, 7/29/2021	40,183,105
68,000,000	[1]	United States Treasury Bills, 0.085% - 0.120%, 2/25/2021	67,995,213
16,000,000	[1]	United States Treasury Bills, 0.087%, 4/27/2021	15,996,694
19,250,000	[1]	United States Treasury Bills, 0.090%, 5/4/2021	19,245,573
20,000,000	[1]	United States Treasury Bills, 0.090%, 5/18/2021	19,994,700
25,000,000	[1]	United States Treasury Bills, 0.090%, 6/15/2021	24,991,625
20,000,000	[1]	United States Treasury Bills, 0.090%, 6/22/2021	19,992,950
40,000,000	[1]	United States Treasury Bills, 0.090%, 6/24/2021	39,985,700
38,000,000	[1]	United States Treasury Bills, 0.090%, 6/29/2021	37,985,940
20,000,000	[1]	United States Treasury Bills, 0.090%, 7/8/2021	19,992,150
27,000,000	[1]	United States Treasury Bills, 0.090%, 7/15/2021	26,988,930
44,000,000	[1]	United States Treasury Bills, 0.090% - 0.100%, 5/20/2021	43,987,850
27,000,000	[1]	United States Treasury Bills, 0.090% - 0.110%, 5/13/2021	26,992,734
50,000,000	[1]	United States Treasury Bills, 0.095%, 6/1/2021	49,984,167
10,900,000	[1]	United States Treasury Bills, 0.095%, 7/22/2021	10,895,081
50,000,000	[1]	United States Treasury Bills, 0.095% - 0.120%, 2/4/2021	49,999,552
25,000,000	[1]	United States Treasury Bills, 0.100%, 2/11/2021	24,999,306
30,000,000	[1]	United States Treasury Bills, 0.100%, 3/2/2021	29,997,583
50,000,000	[1]	United States Treasury Bills, 0.100%, 7/1/2021	49,979,166
43,000,000	[1]	United States Treasury Bills, 0.100% - 0.110%, 2/23/2021	42,997,152
71,000,000	[1]	United States Treasury Bills, 0.100% - 0.125%, 3/11/2021	70,991,450
34,825,000	[1]	United States Treasury Bills, 0.105%, 2/18/2021	34,823,273
15,000,000	[1]	United States Treasury Bills, 0.105%, 3/9/2021	14,998,425
5,000,000	[1]	United States Treasury Bills, 0.105%, 4/1/2021	4,999,140
15,000,000	[1]	United States Treasury Bills, 0.105%, 4/13/2021	14,996,894
10,000,000	[1]	United States Treasury Bills, 0.110%, 5/6/2021	9,997,128
26,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	25,975,849
75,000,000	[1]	United States Treasury Bills, 0.115%, 3/4/2021	74,992,573
15,000,000	[1]	United States Treasury Bills, 0.115%, 3/30/2021	14,997,269
35,000,000	[1]	United States Treasury Bills, 0.115%, 4/22/2021	34,991,056
70,000,000	[1]	United States Treasury Bills, 0.115% - 0.118%, 4/15/2021	69,983,600
40,000,000	[1]	United States Treasury Bills, 0.120%, 2/9/2021	39,998,933
11,000,000	[1]	United States Treasury Bills, 0.120%, 3/18/2021	10,998,350
4,510,000	[1]	United States Treasury Bills, 0.135%, 11/4/2021	4,505,332
6,000,000	[1]	United States Treasury Bills, 0.140%, 10/7/2021	5,994,213
18,000,000	[1]	United States Treasury Bills, 0.260%, 3/25/2021	17,993,240
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
$156,250,000	[2]	United States Treasury Floating Rate Notes, 0.135% (91-day T-Bill +0.055%), 2/2/2021	$156,250,301
17,000,000	[2]	United States Treasury Floating Rate Notes, 0.137% (91-day T-Bill +0.049%), 2/2/2021	17,000,000
70,000,000	[2]	United States Treasury Floating Rate Notes, 0.194% (91-day T-Bill +0.114%), 2/2/2021	70,012,375
28,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.139%), 2/2/2021	27,999,225
91,000,000	[2]	United States Treasury Floating Rate Notes, 0.234% (91-day T-Bill +0.154%), 2/2/2021	91,005,980
44,000,000	[2]	United States Treasury Floating Rate Notes, 0.300% (91-day T-Bill +0.220%), 2/2/2021	43,993,661
68,500,000	[2]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	68,521,841
29,000,000		United States Treasury Notes, 1.125%, 2/28/2021	29,012,799
13,750,000		United States Treasury Notes, 1.250%, 10/31/2021	13,866,508
11,000,000		United States Treasury Notes, 1.500%, 11/30/2021	11,127,159
30,000,000		United States Treasury Notes, 1.750%, 7/31/2021	30,240,505
23,762,000		United States Treasury Notes, 2.125%, 5/31/2021	23,916,889
7,000,000		United States Treasury Notes, 2.250%, 2/15/2021	7,005,109
19,000,000		United States Treasury Notes, 2.250%, 3/31/2021	19,053,356
58,000,000		United States Treasury Notes, 2.250%, 4/30/2021	58,298,156
24,000,000		United States Treasury Notes, 2.375%, 3/15/2021	24,058,145
34,000,000		United States Treasury Notes, 2.375%, 4/15/2021	34,133,693
9,000,000		United States Treasury Notes, 2.625%, 5/15/2021	9,063,157
20,000,000		United States Treasury Notes, 2.625%, 6/15/2021	20,186,484
4,000,000		United States Treasury Notes, 2.625%, 7/15/2021	4,045,681
10,000,000		United States Treasury Notes, 2.625%, 12/15/2021	10,216,714
9,000,000		United States Treasury Notes, 2.750%, 8/15/2021	9,128,288
8,000,000		United States Treasury Notes, 2.750%, 9/15/2021	8,129,748
35,000,000		United States Treasury Notes, 2.875%, 11/15/2021	35,756,917
		TOTAL	1,961,438,743
		REPURCHASE AGREEMENTS— 38.8%
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 1/4/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,000,194 on 1/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $102,000,306.	10,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 50,000,000	Repurchase agreement 0.10%, dated 12/7/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,087,500 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $510,079,466.	$50,000,000
100,000,000	Interest in $1,950,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,950,006,500 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $1,989,006,630.	100,000,000
50,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.10%, dated 12/17/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,150,194,861 on 2/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,173,149,892.	50,000,000
50,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,142,222 on 3/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,013,623.	50,000,000
50,000,000	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 1/20/2021 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $500,040,000 on 2/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,014,085.	50,000,000
30,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/8/2021 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $2,000,172,222 on 2/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,175,668.	30,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,000,000 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2026 and the market value of those underlying securities was $510,030,464.	35,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Credit Agricole CIB will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $1,020,003,460.	$100,000,000
25,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Credit Agricole CIB will repurchase securities provided as collateral for $1,000,086,111 on 2/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $1,020,079,431.	25,000,000
25,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 1/20/2021 under which Credit Agricole CIB will repurchase securities provided as collateral for $1,000,080,000 on 2/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2030 and the market value of those underlying securities was $1,020,028,138.	25,000,000
300,000,040	Repurchase agreement 0.06%, dated 1/29/2021 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $300,001,540 on 2/1/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $307,514,923.	300,000,040
350,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,031,697,114.	350,000,000
10,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,379,167 on 4/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,530,119,035.	10,000,000
20,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/19/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,125,000 on 4/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $510,018,452.	20,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 1/29/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,000,003,333 on 2/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $1,017,287,540.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,305,000,040
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	3,266,438,783
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	102,232,802
	TOTAL NET ASSETS—100%	$3,368,671,585

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.012	0.004	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.07%	2.16%	1.25%	0.44%	0.11%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.20%	0.20%	0.20%	0.20%	0.18%
Net investment income	0.01%[4]	0.94%	2.18%	1.23%	0.47%	0.12%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.11%	0.13%	0.13%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,917,436	$2,334,139	$1,344,393	$360,889	$288,652	$167,690

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.014	0.005	0.000[1]	0.003
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.003)
Total From Investment Operations	0.000[1]	0.006	0.014	0.005	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.58%	1.45%	0.54%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.67%	0.90%	0.90%	0.62%	0.38%
Net investment income	0.00%[3,5]	0.53%	1.44%	0.53%	0.02%	0.00%[3]
Expense waiver/reimbursement[6]	0.80%[5]	0.34%	0.11%	0.13%	0.41%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$814,002	$750,118	$591,844	$635,165	$751,234	$617,216

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.50%	1.31%	0.40%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.76%	1.04%	1.05%	0.64%	0.32%
Net investment income	0.00%[3,5]	0.47%	1.32%	0.30%	0.00%[3]	0.00%[3]
Expense waiver/reimbursement[6]	1.05%[5]	0.48%	0.21%	0.23%	0.64%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$637,233	$653,747	$496,252	$341,124	$660,717	$666,074

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$1,305,000,040
Investment in securities	1,961,438,743
Investment in securities, at amortized cost and fair value	3,266,438,783
Cash	616,553
Income receivable	2,755,957
Receivable for investments sold	124,500,000
Receivable for shares sold	2,919,944
Total Assets	3,397,231,237
Liabilities:
Payable for investments purchased	24,841,754
Payable for shares redeemed	3,254,794
Payable for investment adviser fee (Note 5)	4,923
Payable for administrative fee (Note 5)	21,626
Accrued expenses (Note 5)	436,555
Total Liabilities	28,559,652
Net assets for 3,368,667,926 shares outstanding	$3,368,671,585
Net Assets Consist of:
Paid-in capital	$3,368,667,956
Total distributable earnings (loss)	3,629
Total Net Assets	$3,368,671,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,917,435,982 ÷ 1,917,433,899 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$814,002,276 ÷ 814,001,392 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$637,233,327 ÷ 637,232,635 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Interest	$3,232,166
Expenses:
Investment adviser fee (Note 5)	3,485,011
Administrative fee (Note 5)	1,358,709
Custodian fees	61,224
Transfer agent fees (Note 2)	607,834
Directors’/Trustees’ fees (Note 5)	8,415
Auditing fees	10,788
Legal fees	5,429
Portfolio accounting fees	105,012
Distribution services fee (Note 5)	3,298,178
Other service fees (Notes 2 and 5)	1,782,659
Share registration costs	104,683
Printing and postage	44,210
Miscellaneous (Note 5)	37,367
TOTAL EXPENSES	10,909,519
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(2,217,032)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,587,493)
TOTAL WAIVERS AND REIMBURSEMENTS	(7,804,525)
Net expenses	3,104,994
Net investment income	127,172
Net realized gain on investments	3,046
Change in net assets resulting from operations	$130,218
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$127,172	$25,910,767
Net realized gain (loss)	3,046	(83)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,218	25,910,684
Distributions to Shareholders:
Institutional Shares	(128,157)	(19,382,104)
Cash II Shares	(678)	(3,570,879)
Cash Series Shares	(544)	(2,961,708)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,379)	(25,914,691)
Share Transactions:
Proceeds from sale of shares	2,759,021,223	8,228,831,024
Net asset value of shares issued to shareholders in payment of distributions declared	66,790	17,986,513
Cost of shares redeemed	(3,128,420,829)	(6,941,299,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(369,332,816)	1,305,518,235
Change in net assets	(369,331,977)	1,305,514,228
Net Assets:
Beginning of period	3,738,003,562	2,432,489,334
End of period	$3,368,671,585	$3,738,003,562
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring
Semi-Annual Shareholder Report
14

the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily
Semi-Annual Shareholder Report
15

and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,804,525 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$13,595	$(19)	$—
Cash II Shares	336,230	(161,856)	(126,781)
Cash Series Shares	258,009	(218,000)	—
TOTAL	$607,834	$(379,875)	$(126,781)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$985,627	$—	$(985,627)
Cash Series Shares	797,032	(194)	(796,838)
TOTAL	$1,782,659	$(194)	$(1,782,465)
For the six months ended January 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report
16

liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,372,825,229	$1,372,825,229	4,914,376,100	$4,914,376,100
Shares issued to shareholders in payment of distributions declared	65,594	65,594	11,558,717	11,558,717
Shares redeemed	(1,789,594,432)	(1,789,594,432)	(3,936,187,018)	(3,936,187,018)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(416,703,609)	$(416,703,609)	989,747,799	$989,747,799
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	476,327,790	$476,327,790	928,282,811	$928,282,811
Shares issued to shareholders in payment of distributions declared	656	656	3,500,102	3,500,102
Shares redeemed	(412,444,164)	(412,444,164)	(773,508,199)	(773,508,199)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	63,884,282	$63,884,282	158,274,714	$158,274,714
Semi-Annual Shareholder Report
17

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	909,868,204	$909,868,204	2,386,172,113	$2,386,172,113
Shares issued to shareholders in payment of distributions declared	540	540	2,927,694	2,927,694
Shares redeemed	(926,382,233)	(926,382,233)	(2,231,604,085)	(2,231,604,085)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(16,513,489)	$(16,513,489)	157,495,722	$157,495,722
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(369,332,816)	$(369,332,816)	1,305,518,235	$1,305,518,235
4. FEDERAL TAX INFORMATION
As of July 31, 2020, the Fund had a capital loss carryforward of $83 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$83	$83
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense
Semi-Annual Shareholder Report
18

Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $2,217,032 of its fee and voluntarily reimbursed $379,875 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,383,276	$(1,383,276)
Cash Series Shares	1,914,902	(1,914,902)
TOTAL	$3,298,178	$(3,298,178)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended January 31, 2021, the Adviser reimbursed $194 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
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the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$[2]0.86
Cash II Shares	$1,000	$1,000.00	$[3]0.91
Cash Series Shares	$1,000	$1,000.00	$[4]0.91
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.35	$[2]0.87
Cash II Shares	$1,000	$1,024.30	$[3]0.92
Cash Series Shares	$1,000	$1,024.30	$[4]0.92

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.17%
Cash II Shares	0.18%
Cash Series Shares	0.18%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.58, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Trust for U.S. Treasury Obligations (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2021